                                             [WELLS FARGO FUNDS LOGO]




Semi-Annual Report
WELLS FARGO
TAX-FREE FUNDS



                                                    December 31, 2000








                                          ARIZONA TAX-FREE FUND

                                          CALIFORNIA LIMITED TERM TAX-FREE FUND

                                          CALIFORNIA TAX-FREE FUND

                                          COLORADO TAX-FREE FUND

                                          MINNESOTA INTERMEDIATE TAX-FREE FUND

                                          MINNESOTA TAX-FREE FUND

                                          NATIONAL LIMITED TERM TAX-FREE FUND

                                          NATIONAL TAX-FREE FUND

                                          NEBRASKA TAX-FREE FUND

                                          OREGON TAX-FREE FUND

                                                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  ARIZONA TAX-FREE FUND........................................................2

  CALIFORNIA LIMITED TERM TAX-FREE FUND........................................4

  CALIFORNIA TAX-FREE FUND.....................................................6

  COLORADO TAX-FREE FUND.......................................................8

  MINNESOTA INTERMEDIATE TAX-FREE FUND........................................10

  MINNESOTA TAX-FREE FUND.....................................................12

  NATIONAL LIMITED TERM TAX-FREE FUND.........................................14

  NATIONAL TAX-FREE FUND......................................................16

  NEBRASKA TAX-FREE FUND......................................................18

  OREGON TAX-FREE FUND........................................................20

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  ARIZONA TAX-FREE FUND.......................................................22

  CALIFORNIA LIMITED TERM TAX-FREE FUND.......................................24

  CALIFORNIA TAX-FREE FUND....................................................26

  COLORADO TAX-FREE FUND......................................................33

  MINNESOTA INTERMEDIATE TAX-FREE FUND........................................36

  MINNESOTA TAX-FREE FUND.....................................................42

  NATIONAL LIMITED TERM TAX-FREE FUND.........................................45

  NATIONAL TAX-FREE FUND......................................................49

  NEBRASKA TAX-FREE FUND......................................................55

  OREGON TAX-FREE FUND........................................................59

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................62

  STATEMENTS OF OPERATIONS....................................................64

  STATEMENTS OF CHANGES IN NET ASSETS.........................................66

  FINANCIAL HIGHLIGHTS........................................................70

NOTES TO FINANCIAL HIGHLIGHTS.................................................78
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NOTES TO FINANCIAL STATEMENTS.................................................79
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LIST OF ABBREVIATIONS.........................................................84
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   We are pleased to provide you with this WELLS FARGO TAX-FREE FUNDS semi-annual report for the period ended December 31, 2000, which includes performance information for our ten tax-free funds. Also, we wish to thank you for your continued investment in WELLS FARGO FUNDS.
   The U.S. economy finished the year on a troubled note, with the Federal Reserve Board's (the Fed) previous interest rate increases -- including the 50 basis-point increase in late May -- slowing economic growth much faster than anticipated. In fact, for the first time in years, the Dow Jones Industrial Average and the S&P 500 posted negative returns. Worse yet, many investors were left wondering whether the slowdown would escalate into a recession.
   While stocks slumped during the second half of 2000, bonds boomed. The average bond fund, including both taxable and non-taxable funds, gained 7% last year -- their first victory over stocks since 1992. U.S. Government Treasury bonds led the bull run, with the U.S. Treasury Department's buy back program sparking unprecedented demand for intermediate- and long-term bonds, which sent prices upward. In all, general U.S. Treasury funds far outpaced other bond categories, as well as most stock funds.
   Municipal bonds were another bright spot. A downturn in the supply of municipal bonds generated exceptional returns for the average tax-free municipal bond fund. Tight fiscal controls on the part of state and local municipalities combined with surging tax receipts meant a downturn in the supply of municipal bonds, which lifted prices. Tax-free municipal bonds also benefited from strong demand from investors fleeing volatile stocks. The WELLS FARGO CALIFORNIA TAX-FREE FUND was one of the biggest beneficiaries of this trend.
   However, problems surfaced in the bond market later in the year, with issues surrounding the California electric utility industry giving investors a wake-up call that the slowing U.S. economy could have an impact on the creditworthiness of some short-term borrowers. As the situation deteriorated, the Fund continued its emphasis on strong credit research and quality portfolio holdings which helped investors avoid negative developments on the credit quality front.
   As market conditions remain volatile, we recommend that you review your investment portfolio to ensure that your current allocation reflects your investment objectives and risk tolerance. WELLS FARGO FUNDS appreciates your business and continually strives to offer an array of investment options designed to help you meet your needs. If you have any questions about your investment, or need more information, please contact us at 1-800-222-8222.
   Again, thank you for choosing WELLS FARGO FUNDS.

  Sincerely,

    /S/ MICHAEL J. HOGAN
    MICHAEL J. HOGAN
    PRESIDENT
    WELLS FARGO FUNDS

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

ARIZONA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Arizona Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Arizona personal income tax.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Stephen Galiani
  Arthur C. Evans

INCEPTION DATE
  03/02/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 8.39%(1) for the six-month period ended December 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.90% during the period. The Fund's Class A shares distributed $0.26 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's longer than average duration, or sensitivity, to changing interest rates drove performance during the period. That is because bond prices move opposite to interest rates, with longer durations proving more advantageous in a falling interest rate environment. Indeed, that was the case during the fourth quarter, with declining municipal bond yields boosting bond prices. Falling yields reflected the consensus expectation that the Federal Reserve Board would cut interest rates to stimulate the nation's slowing economy.
   Several bond types contributed to the Fund's outstanding performance during the second half of 2000. In the third quarter, the Fund benefited from higher-yielding bonds purchased at a discount earlier in the year. These bonds appreciated in price due to their longer durations and maturities.
   The Fund completed several transactions later in the fourth quarter, including the purchase of higher-yielding bonds to enhance the Fund's distribution yield; two purchases of national municipal bonds offering excellent after-tax yields for Arizona residents; and one issue of high quality, zero-coupon bonds designed to contribute to the Fund's performance in light of declining interest rates.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund remains best situated for a soft landing characterized by tame inflation, moderate economic growth and declining interest rates. Despite potential interest rate cuts throughout 2001, the Fund will continue to seek opportunities to enhance its yield by selectively adding higher-yielding bonds. At the same time, the Fund will continue to fine tune its duration and average maturity to capitalize on changing interest rates.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Arizona Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Arizona Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The Stagecoach Arizona Tax-Free Fund is the successor fund to the Pacifica Arizona Tax-Exempt Fund (10/95 to 9/96) and the Westcore Arizona IntermediateTax-Free Fund (3/92 to 9/95). Historical performance has been calculated using returns produced by these predecessor funds for the applicable periods. Class A share performance reflects Pacifica Trust Class A and Westcore Trust performance. Class B share performance also reflects such performance but has been adjusted to reflect Class B share expense levels as of the inception date of 9/6/96. For Institutional Class shares, performance reflects the Investor Class shares of the Pacifica Arizona Tax-Exempt Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Arizona Tax-Free Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Arizona Intermediate Tax-Free Fund of Westcore Trust. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3)  The published return closest to Fund's inception date of March 2, 1992.
2

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                  Including Sales Charge                 Excluding Sales Charge
                           -------------------------------------  -------------------------------------
                                                         Since                                  Since
                           6-Month*   1-Year   5-Year  Inception  6-Month*   1-Year   5-Year  Inception
CLASS A                       3.51      8.62    3.68       5.23      8.39     13.74    4.64       5.78
CLASS B                       2.98      7.74    3.32       4.76      7.98     12.74    3.65       4.76
INSTITUTIONAL CLASS                                                  8.48     13.82    4.80       5.88
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND
    INDEX(2)                  6.90     11.68    5.84       6.96(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                        AA
WEIGHTED AVERAGE COUPON                        5.46%
ESTIMATED DURATION                          10.45 YEARS
PORTFOLIO TURNOVER                              12%
NUMBER OF HOLDINGS                               47
NAV (A, B, INST.)                      $10.31, $9.94, $10.31
SEC YIELD(5)
  (A, B, INST.)                         4.94%, 4.43%, 5.35%
DISTRIBUTION RATE(6)
  (A, B, INST.)                         4.83%, 4.32%, 5.23%
TAXABLE EQUIVALENT YIELD(7)
  (A, B, INST.)                         8.62%, 7.73%, 9.33%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO ARIZONA      LEHMAN BROTHERS       WELLS FARGO ARIZONA
          TAX-FREE FUND - CLASS A  MUNICIPAL BOND INDEX  TAX-FREE FUND - CLASS I

2-Mar-92                   $9,550               $10,000                  $10,000

Mar-92                     $9,524               $10,004                   $9,971

Apr-92                     $9,604               $10,093                  $10,056

May-92                     $9,718               $10,212                  $10,175

Jun-92                     $9,858               $10,384                  $10,322

Jul-92                     $9,897               $10,695                  $10,362

Aug-92                    $10,002               $10,590                  $10,472

Sep-92                    $10,111               $10,659                  $10,586

Oct-92                     $9,998               $10,555                  $10,467

Nov-92                    $10,194               $10,744                  $10,673

Dec-92                    $10,292               $10,853                  $10,776

Jan-93                    $10,457               $10,979                  $10,949

Feb-93                    $10,770               $11,377                  $11,276

Mar-93                    $10,602               $11,256                  $11,100

Apr-93                    $10,694               $11,370                  $11,196

May-93                    $10,738               $11,433                  $11,243

Jun-93                    $10,903               $11,624                  $11,416

Jul-93                    $10,870               $11,639                  $11,381

Aug-93                    $11,096               $11,882                  $11,618

Sep-93                    $11,254               $12,017                  $11,783

Oct-93                    $11,276               $12,040                  $11,806

Nov-93                    $11,196               $11,934                  $11,722

Dec-93                    $11,378               $12,186                  $11,913

Jan-94                    $11,508               $12,325                  $12,049

Feb-94                    $11,209               $12,005                  $11,736

Mar-94                    $10,956               $11,517                  $11,470

Apr-94                    $11,017               $11,615                  $11,535

May-94                    $11,090               $11,716                  $11,612

Jun-94                    $11,049               $11,644                  $11,568

Jul-94                    $11,208               $11,857                  $11,734

Aug-94                    $11,261               $11,899                  $11,790

Sep-94                    $11,149               $11,724                  $11,673

Oct-94                    $10,965               $11,515                  $11,480

Nov-94                    $10,801               $11,307                  $11,309

Dec-94                    $11,002               $11,556                  $11,519

Jan-95                    $11,248               $11,886                  $11,777

Feb-95                    $11,515               $12,231                  $12,057

Mar-95                    $11,608               $12,372                  $12,154

Apr-95                    $11,657               $12,387                  $12,205

May-95                    $11,905               $12,782                  $12,465

Jun-95                    $11,880               $12,670                  $12,439

Jul-95                    $11,999               $12,790                  $12,563

Aug-95                    $12,117               $12,952                  $12,686

Sep-95                    $12,161               $13,034                  $12,732

Oct-95                    $12,274               $13,224                  $12,854

Nov-95                    $12,410               $13,443                  $13,000

Dec-95                    $12,509               $13,573                  $13,106

Jan-96                    $12,604               $13,676                  $13,208

Feb-96                    $12,534               $13,583                  $13,138

Mar-96                    $12,328               $13,409                  $12,924

Apr-96                    $12,335               $13,371                  $12,922

May-96                    $12,285               $13,366                  $12,885

Jun-96                    $12,401               $13,512                  $13,007

Jul-96                    $12,554               $13,633                  $13,171

Aug-96                    $12,508               $13,630                  $13,113

Sep-96                    $12,612               $13,821                  $13,224

Oct-96                    $12,747               $13,977                  $13,380

Nov-96                    $12,990               $14,233                  $13,638

Dec-96                    $12,939               $14,174                  $13,587

Jan-97                    $12,980               $14,200                  $13,632

Feb-97                    $13,062               $14,331                  $13,720

Mar-97                    $12,887               $14,140                  $13,539

Apr-97                    $12,985               $14,259                  $13,631

May-97                    $13,161               $14,475                  $13,818

Jun-97                    $13,307               $14,629                  $13,986

Jul-97                    $13,706               $15,035                  $14,395

Aug-97                    $13,532               $14,893                  $14,215

Sep-97                    $13,705               $15,071                  $14,412

Oct-97                    $13,757               $15,167                  $14,483

Nov-97                    $13,840               $15,257                  $14,572

Dec-97                    $14,065               $15,479                  $14,799

Jan-98                    $14,182               $15,639                  $14,926

Feb-98                    $14,162               $15,643                  $14,906

Mar-98                    $14,134               $15,657                  $14,891

Apr-98                    $14,013               $15,587                  $14,764

May-98                    $14,263               $15,833                  $15,027

Jun-98                    $14,313               $15,895                  $15,067

Jul-98                    $14,329               $15,935                  $15,085

Aug-98                    $14,604               $16,182                  $15,375

Sep-98                    $14,788               $16,384                  $15,583

Oct-98                    $14,722               $16,384                  $15,500

Nov-98                    $14,770               $16,441                  $15,552

Dec-98                    $14,772               $16,492                  $15,568

Jan-99                    $14,964               $16,689                  $15,771

Feb-99                    $14,818               $16,615                  $15,619

Mar-99                    $14,873               $16,638                  $15,662

Apr-99                    $14,873               $16,680                  $15,678

May-99                    $14,729               $16,818                  $15,512

Jun-99                    $14,403               $16,576                  $15,184

Jul-99                    $14,432               $16,636                  $15,215

Aug-99                    $14,188               $16,503                  $14,959

Sep-99                    $14,129               $16,509                  $14,883

Oct-99                    $13,814               $16,331                  $14,554

Nov-99                    $13,969               $16,504                  $14,735

Dec-99                    $13,797               $16,381                  $14,555

Jan-00                    $13,682               $16,308                  $14,421

Feb-00                    $13,896               $16,498                  $14,649

Mar-00                    $14,262               $16,857                  $15,036

Apr-00                    $14,189               $16,758                  $14,961

May-00                    $14,061               $16,671                  $14,829

Jun-00                    $14,478               $17,112                  $15,271

Jul-00                    $14,751               $17,350                  $15,561

Aug-00                    $15,055               $17,617                  $15,883

Sep-00                    $14,983               $17,526                  $15,809

Oct-00                    $15,123               $17,717                  $15,960

Nov-00                    $15,186               $17,852                  $16,045

Dec-00                    $15,693               $18,293                  $16,566

  CREDIT QUALITY(4)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  35.70%

AA                       27.20%

A                        16.09%

BBB                      12.90%

Unrated                   4.51%

Cash                      3.60%

  MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

20-30 Years  51.51%

10-20 Years  41.17%

0-1 Years     4.20%

1-5 Years     1.92%

5-10 Years    1.20%

--------------------------------------------------------------------------------
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.64%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(8) The chart compares the performance of the Wells Fargo Arizona Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Mary Gail Walton, CFA

INCEPTION DATE
  11/18/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 3.75%(1) for the six-month period ended December 31, 2000, excluding sales charges, outperforming the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 3.73%. The Fund's Class A shares distributed $0.23 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The U.S. economy continued to slow during the second half of the year, resulting in a flight of capital from a volatile stock market to conservative fixed-income securities. At the same time, heavy demand for state tax-exempt bonds, along with a diminishing supply of California securities, contributed to the Fund's strong performance. The Fund also lengthened its average maturity and duration, with Fund holdings subsequently appreciating in value.
   The impact of failing technology firms and the deregulated California utility industry has created an uncertain economic environment. Therefore, the Fund is currently heavily weighted in higher quality assets that are less vulnerable to these developments.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, California securities will most likely underperform national tax-exempt securities -- at least in the near term -- given their recent price appreciation. Yet the Fund's longer duration should continue to produce competitive results in a declining interest rate environment. In all, the Fund remains positioned for a soft landing in which inflation remains subdued, U.S. economic growth slows and interest rates decline moderately.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(3) The published return closest to the Fund's inception date of November 18, 1992.
4

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                 Including Sales Charge               Excluding Sales Charge
                           -----------------------------------  -----------------------------------
                                                       Since                                Since
                           6-Month*  1-Year  5-Year  Inception  6-Month*  1-Year  5-Year  Inception
CLASS A                      (0.94)   2.04    3.27       3.95      3.75    6.80    4.23       4.54
INSTITUTIONAL CLASS                                                3.85    7.00    4.30       4.59
BENCHMARK
  LEHMAN BROTHERS 3-YEAR
    MUNICIPAL BOND
    INDEX(2)                  3.73    6.23    4.65       4.89(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                    AA
WEIGHTED AVERAGE COUPON                    6.13%
ESTIMATED DURATION                       3.89 YEARS
PORTFOLIO TURNOVER                          10%
NUMBER OF HOLDINGS                           32
NAV (A, INST.)                         $10.29, $10.13
SEC YIELD(5) (A, INST.)                 3.43%, 3.75%
DISTRIBUTION RATE(6) (A,
  INST.)                                4.22%, 4.57%
TAXABLE EQUIVALENT YIELD(7)
  (A, INST.)                            6.27%, 6.84%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WELLS FARGO        LEHMAN BROTHERS           WELLS FARGO
           CALIFORNIA LIMITED TERM  3-YEAR MUNICIPAL       CALIFORNIA LIMITED
           TAX-FREE FUND - CLASS A     BOND INDEX     TERM TAX-FREE FUND - CLASS I

Inception                   $9,550           $10,000                       $10,000

Nov-92                      $9,559           $10,070                       $10,008

Dec-92                      $9,632           $10,130                       $10,084

Jan-93                      $9,719           $10,206                       $10,176

Feb-93                      $9,922           $10,367                       $10,389

Mar-93                      $9,841           $10,336                       $10,303

Apr-93                      $9,893           $10,395                       $10,358

May-93                      $9,908           $10,424                       $10,373

Jun-93                      $9,997           $10,490                       $10,467

Jul-93                      $9,972           $10,496                       $10,441

Aug-93                     $10,112           $10,593                       $10,587

Sep-93                     $10,192           $10,640                       $10,671

Oct-93                     $10,213           $10,662                       $10,693

Nov-93                     $10,184           $10,648                       $10,663

Dec-93                     $10,316           $10,760                       $10,801

Jan-94                     $10,389           $10,847                       $10,877

Feb-94                     $10,241           $10,746                       $10,722

Mar-94                     $10,125           $10,616                       $10,601

Apr-94                     $10,159           $10,679                       $10,636

May-94                     $10,194           $10,729                       $10,674

Jun-94                     $10,178           $10,732                       $10,657

Jul-94                     $10,275           $10,821                       $10,758

Aug-94                     $10,291           $10,860                       $10,774

Sep-94                     $10,254           $10,833                       $10,736

Oct-94                     $10,218           $10,807                       $10,698

Nov-94                     $10,149           $10,788                       $10,627

Dec-94                     $10,202           $10,834                       $10,681

Jan-95                     $10,317           $10,924                       $10,802

Feb-95                     $10,461           $11,039                       $10,953

Mar-95                     $10,549           $11,138                       $11,045

Apr-95                     $10,569           $11,176                       $11,066

May-95                     $10,719           $11,347                       $11,223

Jun-95                     $10,722           $11,374                       $11,226

Jul-95                     $10,816           $11,494                       $11,324

Aug-95                     $10,892           $11,584                       $11,404

Sep-95                     $10,937           $11,617                       $11,451

Oct-95                     $11,001           $11,673                       $11,518

Nov-95                     $11,078           $11,747                       $11,599

Dec-95                     $11,134           $11,796                       $11,658

Jan-96                     $11,224           $11,888                       $11,752

Feb-96                     $11,214           $11,890                       $11,741

Mar-96                     $11,141           $11,861                       $11,665

Apr-96                     $11,144           $11,876                       $11,668

May-96                     $11,141           $11,886                       $11,665

Jun-96                     $11,197           $11,957                       $11,723

Jul-96                     $11,276           $12,023                       $11,806

Aug-96                     $11,284           $12,042                       $11,815

Sep-96                     $11,358           $12,115                       $11,893

Oct-96                     $11,447           $12,200                       $11,975

Nov-96                     $11,572           $12,314                       $12,121

Dec-96                     $11,563           $12,321                       $12,111

Jan-97                     $11,614           $12,375                       $12,154

Feb-97                     $11,670           $12,435                       $12,213

Mar-97                     $11,582           $12,371                       $12,131

Apr-97                     $11,630           $12,424                       $12,170

May-97                     $11,737           $12,526                       $12,296

Jun-97                     $11,806           $12,600                       $12,369

Jul-97                     $11,969           $12,750                       $12,531

Aug-97                     $11,940           $12,724                       $12,500

Sep-97                     $12,011           $12,815                       $12,575

Oct-97                     $12,052           $12,872                       $12,619

Nov-97                     $12,076           $12,910                       $12,644

Dec-97                     $12,155           $12,997                       $12,728

Jan-98                     $12,265           $13,083                       $12,846

Feb-98                     $12,277           $13,111                       $12,858

Mar-98                     $12,268           $13,132                       $12,848

Apr-98                     $12,235           $13,113                       $12,813

May-98                     $12,344           $13,235                       $12,929

Jun-98                     $12,382           $13,280                       $12,969

Jul-98                     $12,435           $13,328                       $13,025

Aug-98                     $12,602           $13,457                       $13,204

Sep-98                     $12,748           $13,543                       $13,346

Oct-98                     $12,765           $13,608                       $13,377

Nov-98                     $12,802           $13,641                       $13,416

Dec-98                     $12,818           $13,674                       $13,431

Jan-99                     $12,945           $13,798                       $13,565

Feb-99                     $12,908           $13,813                       $13,526

Mar-99                     $12,936           $13,826                       $13,569

Apr-99                     $12,941           $13,869                       $13,561

May-99                     $12,893           $13,849                       $13,509

Jun-99                     $12,733           $13,766                       $13,352

Jul-99                     $12,811           $13,835                       $13,423

Aug-99                     $12,788           $13,852                       $13,398

Sep-99                     $12,840           $13,904                       $13,466

Oct-99                     $12,805           $13,906                       $13,430

Nov-99                     $12,870           $13,967                       $13,487

Dec-99                     $12,823           $13,944                       $13,451

Jan-00                     $12,864           $13,970                       $13,495

Feb-00                     $12,918           $14,014                       $13,554

Mar-00                     $13,016           $14,087                       $13,659

Apr-00                     $12,986           $14,089                       $13,628

May-00                     $13,010           $14,103                       $13,654

Jun-00                     $13,201           $14,282                       $13,859

Jul-00                     $13,302           $14,397                       $13,968

Aug-00                     $13,443           $14,508                       $14,119

Sep-00                     $13,412           $14,513                       $14,087

Oct-00                     $13,476           $14,594                       $14,156

Nov-00                     $13,538           $14,654                       $14,224

Dec-00                     $13,696           $14,816                       $14,392

  CREDIT QUALITY(4)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  61.40%

A                        22.10%

AA                       13.80%

SP1                       1.35%

Cash                      1.35%

  MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1-5 Years    54.56%

5-10 Years   35.88%

0-1 Years     5.99%

10-20 Years   3.57%

--------------------------------------------------------------------------------
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.22%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(8) The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Stephen Galiani

INCEPTION DATE
  10/06/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 7.81%(1) for the six-month period ended December 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.90% during the period. The Fund's Class A shares distributed $0.21 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund benefited from its moderately long duration and maturity during the bond market's third quarter rally. The Fund's higher-yielding bonds and discounted bonds, with maturities beyond 15 years, also boosted performance. Market conditions proved equally favorable during the fourth quarter, with declining municipal bond yields boosting bond prices. In addition, a slowing U.S. economy combined with subdued inflation and the expectation of declining short-term interest rates, further enhanced bond returns.
   Specific bond categories contributed to the Fund's exceptional fourth quarter performance, including high-quality bonds with maturities of 15 years and longer, plus AAA-rated, non-callable and zero coupon bonds. These bonds posted solid returns amid a falling interest rate environment. While the availability of higher-yielding California bonds remained limited, the Fund successfully added a number of new bond positions later in the year, thereby lifting its distribution yield.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund remains well positioned to benefit from slowing U.S. economic growth. However, the Fund will continue to thoroughly screen potential purchases to help ensure that future holdings will not be vulnerable to the impact of a possible continued U.S. economic downturn.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B, Class C and Institutional
Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class C shares of the Wells Fargo Fund. Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997, reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993, Class B share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
6

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                 Including Sales Charge               Excluding Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*   1-Year   5-Year  10-Year  6-Month*   1-Year   5-Year  10-Year
CLASS A                       2.93      8.61    4.84     6.85      7.81     13.70    5.81     7.34
CLASS B                       2.40      7.79    4.68     6.58      7.40     12.79    5.01     6.58
CLASS C                       6.49     11.78    5.03     6.59      7.49     12.78    5.03     6.59
INSTITUTIONAL CLASS                                                7.89     13.77    5.86     7.36
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND
    INDEX(2)                  6.90     11.68    5.84     7.32

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(3)                        AA
WEIGHTED AVERAGE COUPON                        4.62%
ESTIMATED DURATION                           9.18 YEARS
PORTFOLIO TURNOVER                              22%
NUMBER OF HOLDINGS                              267
NAV                                   $11.33, $11.54, $11.55,
  (A, B, C, INST.)                             $11.35
SEC YIELD(4)
  (A, B, C, INST.)                   4.16%, 3.52%, 3.51%, 4.51%
DISTRIBUTION RATE(5)
  (A, B, C, INST.)                   4.59%, 4.06%, 4.05%, 4.97%
TAXABLE EQUIVALENT YIELD(6)
  (A, B, C, INST.)                   7.59%, 6.42%, 6.40%, 8.24%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WELLS FARGO CALIFORNIA    LEHMAN BROTHERS     WELLS FARGO CALIFORNIA
          TAX-FREE FUND - A     MUNICIPAL BOND INDEX    TAX-FREE FUND - I
DEC-90          $9,550                $10,000                $10,000

Jan-91                  $9,712               $10,134                 $10,166

Feb-91                  $9,768               $10,222                 $10,224

Mar-91                  $9,787               $10,226                 $10,244

Apr-91                  $9,938               $10,362                 $10,403

May-91                 $10,052               $10,454                 $10,522

Jun-91                 $10,021               $10,444                 $10,489

Jul-91                 $10,162               $10,571                 $10,637

Aug-91                 $10,285               $10,711                 $10,766

Sep-91                 $10,428               $10,850                 $10,916

Oct-91                 $10,513               $10,948                 $11,004

Nov-91                 $10,509               $10,979                 $11,000

Dec-91                 $10,664               $11,215                 $11,162

Jan-92                 $10,651               $11,240                 $11,148

Feb-92                 $10,717               $11,244                 $11,218

Mar-92                 $10,754               $11,248                 $11,256

Apr-92                 $10,851               $11,348                 $11,358

May-92                 $10,969               $11,482                 $11,482

Jun-92                 $11,170               $11,675                 $11,692

Jul-92                 $11,536               $12,025                 $12,075

Aug-92                 $11,377               $11,908                 $11,909

Sep-92                 $11,436               $11,985                 $11,970

Oct-92                 $11,214               $11,868                 $11,738

Nov-92                 $11,493               $12,080                 $12,030

Dec-92                 $11,625               $12,203                 $12,168

Jan-93                 $11,759               $12,345                 $12,309

Feb-93                 $12,194               $12,792                 $12,764

Mar-93                 $12,100               $12,656                 $12,666

Apr-93                 $12,241               $12,784                 $12,813

May-93                 $12,328               $12,855                 $12,904

Jun-93                 $12,560               $13,070                 $13,147

Jul-93                 $12,552               $13,087                 $13,139

Aug-93                 $12,863               $13,359                 $13,465

Sep-93                 $13,043               $13,512                 $13,653

Oct-93                 $13,069               $13,537                 $13,680

Nov-93                 $12,939               $13,418                 $13,543

Dec-93                 $13,134               $13,701                 $13,748

Jan-94                 $13,298               $13,857                 $13,919

Feb-94                 $13,037               $13,499                 $13,646

Mar-94                 $12,601               $12,949                 $13,190

Apr-94                 $12,581               $13,059                 $13,169

May-94                 $12,713               $13,173                 $13,307

Jun-94                 $12,681               $13,092                 $13,274

Jul-94                 $12,897               $13,332                 $13,500

Aug-94                 $12,948               $13,379                 $13,553

Sep-94                 $12,797               $13,182                 $13,395

Oct-94                 $12,609               $12,947                 $13,198

Nov-94                 $12,384               $12,713                 $12,963

Dec-94                 $12,566               $12,993                 $13,153

Jan-95                 $12,915               $13,364                 $13,518

Feb-95                 $13,228               $13,753                 $13,846

Mar-95                 $13,344               $13,911                 $13,967

Apr-95                 $13,348               $13,927                 $13,971

May-95                 $13,751               $14,372                 $14,394

Jun-95                 $13,564               $14,246                 $14,198

Jul-95                 $13,647               $14,381                 $14,285

Aug-95                 $13,824               $14,563                 $14,470

Sep-95                 $13,938               $14,655                 $14,589

Oct-95                 $14,191               $14,869                 $14,854

Nov-95                 $14,458               $15,115                 $15,134

Dec-95                 $14,625               $15,261                 $15,308

Jan-96                 $14,700               $15,377                 $15,387

Feb-96                 $14,568               $15,272                 $15,249

Mar-96                 $14,344               $15,077                 $15,015

Apr-96                 $14,282               $15,034                 $14,949

May-96                 $14,293               $15,028                 $14,961

Jun-96                 $14,460               $15,192                 $15,136

Jul-96                 $14,619               $15,329                 $15,302

Aug-96                 $14,630               $15,326                 $15,314

Sep-96                 $14,854               $15,540                 $15,549

Oct-96                 $15,015               $15,716                 $15,717

Nov-96                 $15,306               $16,004                 $16,021

Dec-96                 $15,215               $15,936                 $15,926

Jan-97                 $15,241               $15,967                 $15,954

Feb-97                 $15,389               $16,114                 $16,108

Mar-97                 $15,173               $15,899                 $15,882

Apr-97                 $15,309               $16,033                 $16,024

May-97                 $15,539               $16,275                 $16,265

Jun-97                 $15,674               $16,449                 $16,407

Jul-97                 $16,185               $16,905                 $16,942

Aug-97                 $15,999               $16,746                 $16,746

Sep-97                 $16,180               $16,945                 $16,936

Oct-97                 $16,279               $17,053                 $17,040

Nov-97                 $16,354               $17,154                 $17,118

Dec-97                 $16,579               $17,405                 $17,354

Jan-98                 $16,793               $17,584                 $17,580

Feb-98                 $16,794               $17,589                 $17,566

Mar-98                 $16,784               $17,605                 $17,572

Apr-98                 $16,715               $17,526                 $17,501

May-98                 $16,989               $17,803                 $17,773

Jun-98                 $17,053               $17,872                 $17,840

Jul-98                 $17,078               $17,917                 $17,883

Aug-98                 $17,365               $18,194                 $18,183

Sep-98                 $17,640               $18,422                 $18,471

Oct-98                 $17,632               $18,422                 $18,464

Nov-98                 $17,694               $18,486                 $18,530

Dec-98                 $17,708               $18,544                 $18,547

Jan-99                 $17,929               $18,764                 $18,763

Feb-99                 $17,834               $18,682                 $18,679

Mar-99                 $17,901               $18,708                 $18,734

Apr-99                 $17,907               $18,755                 $18,759

May-99                 $17,750               $18,910                 $18,595

Jun-99                 $17,452               $18,638                 $18,285

Jul-99                 $17,507               $18,705                 $18,343

Aug-99                 $17,303               $18,555                 $18,131

Sep-99                 $17,323               $18,563                 $18,136

Oct-99                 $17,072               $18,362                 $17,877

Nov-99                 $17,269               $18,557                 $18,103

Dec-99                 $17,061               $18,418                 $17,888

Jan-00                 $16,971               $18,337                 $17,797

Feb-00                 $17,269               $18,550                 $18,094

Mar-00                 $17,704               $18,954                 $18,569

Apr-00                 $17,546               $18,842                 $18,388

May-00                 $17,472               $18,744                 $18,331

Jun-00                 $17,994               $19,241                 $18,863

Jul-00                 $18,287               $19,508                 $19,173

Aug-00                 $18,682               $19,809                 $19,606

Sep-00                 $18,571               $19,706                 $19,475

Oct-00                 $18,699               $19,920                 $19,630

Nov-00                 $18,860               $20,072                 $19,801

Dec-00                 $19,399               $20,568                 $20,351

  CREDIT QUALITY(3)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  56.20%

AA                       15.00%

BBB                      14.90%

A                        11.40%

Unrated                   2.27%

Cash                      0.23%

  MATURITY DISTRIBUTION(8)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

0-1 Years     0.60%

1-5 Years     1.62%

6-10 Years   15.45%

11-20 Years  39.51%

20+ Years    42.82%

--------------------------------------------------------------------------------
(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.22%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(7) The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado personal income tax consistent with the preservation of capital.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Stephen Galiani
  Arthur C. Evans

INCEPTION DATE
  06/01/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 8.94%(1) during the six-month period ended December 31, 2000, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.90%. The Fund's Class A shares distributed $0.28 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the bond market's third quarter rally, the Fund's long duration and maturity boosted performance. In addition, the Fund's higher-yielding bonds generated attractive tax-free income and total returns, while its discounted longer-maturity bonds and zero coupon bonds also performed well. Though September brought less favorable market conditions, Fund performance was cushioned by its significant cash holdings.
   The Fund's exceptional fourth quarter performance was attributed to its longer than average duration. Since bond prices move inversely to changing interest rates, the Fund's longer duration produced generous returns amid a declining interest rate environment. For example, municipal bond yields fell during the period, especially during December, which lifted bond prices. The biggest contributors to the Fund's performance were various holdings of AAA-rated, zero-coupon bonds, plus the Fund's sizeable holdings of Colorado housing bonds, which produced a high level of tax-free income while enhancing the its distribution yield.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Despite potential interest rate cuts throughout 2001, the Fund manager will continue to seek opportunities to enhance the its yield by selectively adding higher-yielding bonds. At the same time, the Fund will continually fine tune the Fund's duration and average maturity to capitalize on changing interest rates.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for
Class B shares for periods prior to August 2, 1993, reflects performance of the Class A shares of the Norwest Advantage Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3)  The published return closest to the Fund's inception date of June 1, 1993.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
8

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%)(AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                  Including Sales Charge                 Excluding Sales Charge
                           -------------------------------------  -------------------------------------
                                                         Since                                  Since
                           6-Month*   1-Year   5-Year  Inception  6-Month*   1-Year   5-Year  Inception
CLASS A                       4.04      8.62    4.74       5.29      8.94     13.74    5.71       5.93

CLASS B                       3.41      7.77    4.59       5.16      8.41     12.77    4.92       5.16

INSTITUTIONAL CLASS                                                  8.83     13.62    5.71       5.93

BENCHMARK

  LEHMAN BROTHERS
    MUNICIPAL BOND
    INDEX(2)                                                         6.90     11.68    5.84       6.85(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                    AA

WEIGHTED AVERAGE COUPON                    3.90%

ESTIMATED AVERAGE DURATION              10.87 YEARS

PORTFOLIO TURNOVER                          10%

NUMBER OF HOLDINGS                           81

NAV
  (A, B, INST.)                    $10.42, $10.43, $10.42

SEC YIELD(5)
  (A, B, INST.)                     4.58%, 4.05%, 4.80%

DISTRIBUTION RATE(6)
  (A, B, INST.)                     5.37%, 4.88%, 5.62%

TAXABLE EQUIVALENT YIELD(7)
  (A, B, INST.)                     7.97%, 7.03%, 8.35%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO                       WELLS FARGO
           COLORADO      LEHMAN BROTHERS     COLORADO
        TAX-FREE FUND -     MUNICIPAL     TAX-FREE FUND -
            CLASS A        BOND INDEX         CLASS I

May-93           $9,550          $10,000          $10,000

Jun-93           $9,685          $10,167          $10,142

Jul-93           $9,671          $10,180          $10,127

Aug-93           $9,923          $10,392          $10,391

Sep-93          $10,061          $10,510          $10,535

Oct-93          $10,056          $10,530          $10,530

Nov-93           $9,933          $10,438          $10,401

Dec-93          $10,176          $10,658          $10,655

Jan-94          $10,335          $10,779          $10,822

Feb-94          $10,027          $10,500          $10,500

Mar-94           $9,617          $10,073          $10,081

Apr-94           $9,645          $10,159          $10,099

May-94           $9,743          $10,247          $10,202

Jun-94           $9,671          $10,184          $10,127

Jul-94           $9,833          $10,371          $10,297

Aug-94           $9,864          $10,407          $10,329

Sep-94           $9,714          $10,254          $10,171

Oct-94           $9,558          $10,072          $10,009

Nov-94           $9,383           $9,889           $9,825

Dec-94           $9,573          $10,107          $10,024

Jan-95           $9,767          $10,396          $10,227

Feb-95          $10,024          $10,698          $10,507

Mar-95          $10,112          $10,821          $10,600

Apr-95          $10,142          $10,834          $10,619

May-95          $10,471          $11,179          $10,964

Jun-95          $10,391          $11,082          $10,881

Jul-95          $10,508          $11,187          $11,003

Aug-95          $10,661          $11,328          $11,164

Sep-95          $10,720          $11,400          $11,225

Oct-95          $10,874          $11,566          $11,386

Nov-95          $11,061          $11,758          $11,593

Dec-95          $11,200          $11,871          $11,727

Jan-96          $11,280          $11,961          $11,812

Feb-96          $11,195          $11,880          $11,734

Mar-96          $11,058          $11,728          $11,590

Apr-96          $10,998          $11,695          $11,527

May-96          $11,032          $11,690          $11,551

Jun-96          $11,169          $11,818          $11,694

Jul-96          $11,300          $11,924          $11,832

Aug-96          $11,279          $11,922          $11,810

Sep-96          $11,463          $12,089          $12,002

Oct-96          $11,596          $12,225          $12,142

Nov-96          $11,751          $12,449          $12,304

Dec-96          $11,746          $12,397          $12,299

Jan-97          $11,811          $12,420          $12,368

Feb-97          $11,893          $12,534          $12,453

Mar-97          $11,733          $12,368          $12,285

Apr-97          $11,842          $12,472          $12,400

May-97          $12,024          $12,660          $12,590

Jun-97          $12,145          $12,795          $12,718

Jul-97          $12,541          $13,150          $13,132

Aug-97          $12,345          $13,026          $12,927

Sep-97          $12,516          $13,181          $13,118

Oct-97          $12,641          $13,266          $13,237

Nov-97          $12,718          $13,344          $13,330

Dec-97          $12,955          $13,539          $13,565

Jan-98          $13,071          $13,678          $13,699

Feb-98          $13,071          $13,682          $13,687

Mar-98          $13,076          $13,695          $13,692

Apr-98          $12,958          $13,633          $13,581

May-98          $13,222          $13,848          $13,844

Jun-98          $13,274          $13,902          $13,899

Jul-98          $13,292          $13,937          $13,918

Aug-98          $13,521          $14,153          $14,158

Sep-98          $13,723          $14,330          $14,370

Oct-98          $13,612          $14,330          $14,254

Nov-98          $13,714          $14,380          $14,360

Dec-98          $13,750          $14,425          $14,398

Jan-99          $13,894          $14,596          $14,549

Feb-99          $13,777          $14,532          $14,426

Mar-99          $13,768          $14,552          $14,417

Apr-99          $13,810          $14,589          $14,474

May-99          $13,723          $14,710          $14,369

Jun-99          $13,452          $14,498          $14,086

Jul-99          $13,470          $14,550          $14,105

Aug-99          $13,306          $14,434          $13,933

Sep-99          $13,206          $14,440          $13,828

Oct-99          $13,028          $14,284          $13,641

Nov-99          $13,165          $14,435          $13,786

Dec-99          $12,996          $14,327          $13,622

Jan-00          $12,857          $14,264          $13,462

Feb-00          $13,104          $14,429          $13,721

Mar-00          $13,423          $14,744          $14,070

Apr-00          $13,335          $14,657          $13,963

May-00          $13,192          $14,581          $13,814

Jun-00          $13,569          $14,967          $14,223

Jul-00          $13,798          $15,175          $14,462

Aug-00          $14,069          $15,409          $14,732

Sep-00          $13,964          $15,329          $14,636

Oct-00          $14,140          $15,496          $14,806

Nov-00          $14,260          $15,614          $14,932

Dec-00          $14,782          $15,999          $15,478

  CREDIT QUALITY(4)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  40.70%

AA                       30.30%

Unrated                  15.17%

A                         6.73%

BBB                       6.65%

Cash                      0.45%

  MATURITY DISTRIBUTION(9) (AS OF DECEMBER 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

0-1 Years     5.88%

1-5 Years     0.31%

5-10 Years    3.08%

10-20 Years  54.36%

20+ Years    36.37%

--------------------------------------------------------------------------------

(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.47%. Any capital gains distributions may be taxable.
(8) The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(9)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Minnesota Intermediate Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota personal income tax, without assuming undue risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Patricia Hovanetz, CFA

INCEPTION DATE
  09/30/76

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 5.46%(1) for the six-month period ended December 31, 2000. The Fund underperformed its benchmark, the Lehman Brothers 10-Year Municipal Bond Index(2) (the Index), which returned 6.54%. The Fund's Institutional Class shares distributed $0.24 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's longer than average duration contributed to its strong performance relative to its peer group. The Fund also structured the portfolio to include high-yield, short duration bonds offset by longer duration issues. This strategy enables the Fund to maintain its short duration bonds as they run off, which benefits shareholders by supporting high dividend yields and generous price returns.
   Growing demand for Minnesota tax-exempt securities lifted prices during the period. Three specific portfolio holdings also generated above average returns: Southern Minnesota Power insured zero-coupon securities, Rosemount Independent School District #196 intermediate-term zero-coupon bonds and University of Minnesota non-callable, long-term bonds. These core portfolio holdings tend to perform exceptionally well when interest rates fall -- as they did during the fourth quarter -- because they possess a rare feature among Minnesota tax-exempt securities: non-callability. The Fund also made two important portfolio acquisitions, including Minneapolis/St. Paul revenue bonds and Minnesota Iron Range Resources and Rehabilitation Board bonds issued for Grants Ridge.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund remains somewhat longer in duration than most of its peer group and had a greater weighting of long, convexity issues. Therefore, the Fund should outperform in a stable or decreasing interest rate environment and underperform its peers should rates rise.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo Minnesota Intermediate Tax-Free Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Minnesota Intermediate Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to October 1, 1997, reflects the performance of a trust fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the common trust fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor common trust fund for periods before it became a mutual fund on October 1, 1997. The common trust fund's performance was adjusted to reflect the Fund's 1997 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.
10

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                6-Month*   1-Year   5-Year  10-Year
INSTITUTIONAL CLASS                5.46      8.75    4.74     5.83
BENCHMARK
  LEHMAN BROTHERS 10-YEAR
    MUNICIPAL BOND INDEX(2)        6.54     10.76    5.93     7.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(3)                    AA
WEIGHTED AVERAGE COUPON                    5.03%
ESTIMATED DURATION                       5.49 YEARS
PORTFOLIO TURNOVER                           7%
NUMBER OF HOLDINGS                          194
NAV                                        $9.74
SEC YIELD(4) (INST.)                       4.54%
DISTRIBUTION RATE(5) (INST.)               4.93%
TAXABLE EQUIVALENT YIELD(6)
  (INST.)                                  8.17%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               WELLS FARGO MINNESOTA         LEHMAN BROTHERS 10-YEAR
        INTERMEDIATE TERM TAX-FREE FUND - I   MUNICIPAL BOND INDEX

Dec-90                              $10,000                  $10,000

Jan-91                              $10,110                  $10,165

Feb-91                              $10,196                  $10,252

Mar-91                              $10,204                  $10,247

Apr-91                              $10,290                  $10,389

May-91                              $10,374                  $10,467

Jun-91                              $10,375                  $10,454

Jul-91                              $10,457                  $10,564

Aug-91                              $10,554                  $10,706

Sep-91                              $10,642                  $10,870

Oct-91                              $10,703                  $10,958

Nov-91                              $10,754                  $10,977

Dec-91                              $10,880                  $11,211

Jan-92                              $10,932                  $11,234

Feb-92                              $10,956                  $11,217

Mar-92                              $10,960                  $11,201

Apr-92                              $11,033                  $11,307

May-92                              $11,124                  $11,439

Jun-92                              $11,241                  $11,637

Jul-92                              $11,477                  $12,019

Aug-92                              $11,415                  $11,877

Sep-92                              $11,484                  $11,976

Oct-92                              $11,426                  $11,854

Nov-92                              $11,583                  $12,070

Dec-92                              $11,675                  $12,210

Jan-93                              $11,779                  $12,416

Feb-93                              $12,037                  $12,870

Mar-93                              $11,930                  $12,682

Apr-93                              $12,011                  $12,803

May-93                              $12,062                  $12,847

Jun-93                              $12,209                  $13,100

Jul-93                              $12,215                  $13,133

Aug-93                              $12,474                  $13,405

Sep-93                              $12,600                  $13,570

Oct-93                              $12,618                  $13,592

Nov-93                              $12,557                  $13,480

Dec-93                              $12,734                  $13,767

Jan-94                              $12,867                  $13,937

Feb-94                              $12,613                  $13,555

Mar-94                              $12,333                  $13,034

Apr-94                              $12,370                  $13,199

May-94                              $12,430                  $13,283

Jun-94                              $12,399                  $13,226

Jul-94                              $12,515                  $13,448

Aug-94                              $12,583                  $13,501

Sep-94                              $12,466                  $13,318

Oct-94                              $12,296                  $13,124

Nov-94                              $12,055                  $12,876

Dec-94                              $12,341                  $13,108

Jan-95                              $12,578                  $13,447

Feb-95                              $12,886                  $13,828

Mar-95                              $12,981                  $14,014

Apr-95                              $13,018                  $14,031

May-95                              $13,317                  $14,476

Jun-95                              $13,273                  $14,386

Jul-95                              $13,397                  $14,598

Aug-95                              $13,532                  $14,796

Sep-95                              $13,582                  $14,891

Oct-95                              $13,732                  $15,062

Nov-95                              $13,877                  $15,264

Dec-95                              $13,987                  $15,357

Jan-96                              $14,090                  $15,512

Feb-96                              $14,051                  $15,449

Mar-96                              $13,909                  $15,257

Apr-96                              $13,890                  $15,204

May-96                              $13,884                  $15,161

Jun-96                              $13,971                  $15,305

Jul-96                              $14,096                  $15,452

Aug-96                              $14,101                  $15,452

Sep-96                              $14,233                  $15,611

Oct-96                              $14,356                  $15,808

Nov-96                              $14,555                  $16,127

Dec-96                              $14,519                  $16,055

Jan-97                              $14,546                  $16,117

Feb-97                              $14,658                  $16,269

Mar-97                              $14,506                  $16,051

Apr-97                              $14,604                  $16,169

May-97                              $14,769                  $16,399

Jun-97                              $14,905                  $16,579

Jul-97                              $15,251                  $17,045

Aug-97                              $15,115                  $16,880

Sep-97                              $15,281                  $17,094

Oct-97                              $15,376                  $17,185

Nov-97                              $15,425                  $17,264

Dec-97                              $15,622                  $17,537

Jan-98                              $15,751                  $17,731

Feb-98                              $15,764                  $17,730

Mar-98                              $15,768                  $17,717

Apr-98                              $15,691                  $17,620

May-98                              $15,931                  $17,919

Jun-98                              $15,980                  $17,986

Jul-98                              $16,015                  $18,014

Aug-98                              $16,257                  $18,328

Sep-98                              $16,418                  $18,601

Oct-98                              $16,404                  $18,608

Nov-98                              $16,452                  $18,664

Dec-98                              $16,494                  $18,722

Jan-99                              $16,660                  $19,009

Feb-99                              $16,590                  $18,837

Mar-99                              $16,592                  $18,828

Apr-99                              $16,642                  $18,879

May-99                              $16,561                  $18,747

Jun-99                              $16,360                  $18,398

Jul-99                              $16,412                  $18,521

Aug-99                              $16,312                  $18,453

Sep-99                              $16,278                  $18,515

Oct-99                              $16,160                  $18,386

Nov-99                              $16,278                  $18,586

Dec-99                              $16,210                  $18,490

Jan-00                              $16,125                  $18,414

Feb-00                              $16,294                  $18,559

Mar-00                              $16,538                  $18,921

Apr-00                              $16,468                  $18,827

May-00                              $16,382                  $18,716

Jun-00                              $16,715                  $19,225

Jul-00                              $16,910                  $19,490

Aug-00                              $17,106                  $19,792

Sep-00                              $17,034                  $19,701

Oct-00                              $17,178                  $19,902

Nov-00                              $17,284                  $20,009

Dec-00                              $17,628                  $20,480

  CREDIT QUALITY(3)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  49.30%

AA                       28.00%

A                         9.46%

Unrated                   7.87%

BBB                       4.56%

SP1                       0.78%

Cash                      0.03%

  MATURITY DISTRIBUTION(8)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

0-1 Years     9.44%

1-5 Years    30.59%

5-10 Years   19.89%

10-20 Years  34.63%

20+ Years     5.45%

--------------------------------------------------------------------------------
(2) The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with average maturities of ten years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(4) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.43%. Any capital gains distributions may be taxable.
(7) The chart compares the performance of the Wells Fargo Minnesota Intermediate Tax-Free Fund Institutional Class shares for the most recent ten years with the Lehman Brothers 10-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota personal income tax, without assuming undue risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Patricia Hovanetz, CFA

INCEPTION DATE
  01/12/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 7.38%(1) for the six-month period ended December 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 6.90%. The Fund's Class A shares distributed $0.27 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Like similar funds in its peer group, the Fund is managed with a long average maturity, benefiting performance when interest rates decline -- as they did throughout the second half of the year. While the supply of new Minnesota municipal bonds was not as constrained as the national supply, strong investor demand for Minnesota municipal securities caused prices to rise.
   The Fund has two core holdings that contributed to its strong performance: insured long zero-coupon bonds issued by Southern Minnesota Power; and non-callable bonds issued by the University of Minnesota. Zero-coupon bonds tend to appreciate in value when interest rates decline, while non-callable bonds are also attractive in a falling interest rate environment because the issuer can not call the bonds to refinance debt at lower rates. In contrast, the Fund's non-rated and BBB-rated bonds in the health care sector remained under pressure.
   During the fourth quarter, the Fund purchased Minnesota Iron Range Resources and Rehabilitation Board revenue bonds for Giants Ridge. These bonds were purchased for their attractive yields and to replace a holding that is being refunded by the issuer. Otherwise, the Fund maintained the portfolio's composition, with current holdings well positioned for a soft landing.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund remains somewhat longer in duration than most of its peer group and has a greater weighting of long, convexity issues. Therefore, the Fund should outperform in a stable or falling interest rate environment and underperform its peers should rates rise.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares adjusted to reflect Class B shares sales charges and expenses. For
Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
12

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                 Including Sales Charge                Excluding Sales Charge
                           -----------------------------------  -------------------------------------
                           6-Month*   1-Year   5-Year  10-Year  6-Month*   1-Year    5-Year   10-Year
CLASS A                       2.54      7.42    3.99     5.69      7.38     12.48      4.95     6.18

CLASS B                       1.97      6.64    3.83     5.37      6.97     11.64      4.17     5.37

INSTITUTIONAL CLASS                                                7.48     12.58      4.97     6.19

BENCHMARK

  LEHMAN BROTHERS
    MUNICIPAL BOND
    INDEX(2)                  6.90     11.68    5.84     7.32

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(3)                       AA-

WEIGHTED AVERAGE COUPON                        5.02%

ESTIMATED DURATION                           9.13 YEARS

PORTFOLIO TURNOVER                               7%

NUMBER OF HOLDINGS                               82

NAV (A, B, INST.)                      $10.65, $10.65, $10.66

SEC YIELD(4) (A, B, INST.)              4.91%, 4.40%, 5.14%

DISTRIBUTION RATE(5)
  (A, B, INST.)                         4.86%, 4.35%, 5.09%

TAXABLE EQUIVALENT YIELD(6)
  (A, B, INST.)                         8.83%, 7.91%, 9.25%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                WELLS FARGO            LEHMAN BROTHERS             WELLS FARGO
        MINNESOTA TAX-FREE FUND - A  MUNICIPAL BOND INDEX  MINNESOTA TAX-FREE FUND - I

Dec-90                       $9,550               $10,000                      $10,000

Jan-91                       $9,646               $10,134                      $10,100

Feb-91                       $9,720               $10,222                      $10,178

Mar-91                       $9,723               $10,226                      $10,181

Apr-91                       $9,810               $10,362                      $10,273

May-91                       $9,884               $10,454                      $10,350

Jun-91                       $9,909               $10,444                      $10,376

Jul-91                       $9,958               $10,571                      $10,428

Aug-91                      $10,051               $10,711                      $10,525

Sep-91                      $10,126               $10,850                      $10,603

Oct-91                      $10,187               $10,948                      $10,667

Nov-91                      $10,216               $10,979                      $10,698

Dec-91                      $10,365               $11,215                      $10,853

Jan-92                      $10,398               $11,240                      $10,888

Feb-92                      $10,425               $11,244                      $10,916

Mar-92                      $10,475               $11,248                      $10,969

Apr-92                      $10,536               $11,348                      $11,033

May-92                      $10,629               $11,482                      $11,130

Jun-92                      $10,742               $11,675                      $11,248

Jul-92                      $10,964               $12,025                      $11,480

Aug-92                      $10,886               $11,908                      $11,399

Sep-92                      $10,957               $11,985                      $11,473

Oct-92                      $10,891               $11,868                      $11,404

Nov-92                      $11,044               $12,080                      $11,564

Dec-92                      $11,147               $12,203                      $11,672

Jan-93                      $11,255               $12,345                      $11,785

Feb-93                      $11,565               $12,792                      $12,110

Mar-93                      $11,440               $12,656                      $11,979

Apr-93                      $11,555               $12,784                      $12,100

May-93                      $11,623               $12,855                      $12,170

Jun-93                      $11,801               $13,070                      $12,357

Jul-93                      $11,821               $13,087                      $12,378

Aug-93                      $12,078               $13,359                      $12,659

Sep-93                      $12,271               $13,512                      $12,849

Oct-93                      $12,266               $13,537                      $12,844

Nov-93                      $12,140               $13,418                      $12,724

Dec-93                      $12,400               $13,701                      $12,984

Jan-94                      $12,527               $13,857                      $13,129

Feb-94                      $12,194               $13,499                      $12,768

Mar-94                      $11,708               $12,949                      $12,272

Apr-94                      $11,754               $13,059                      $12,320

May-94                      $11,849               $13,173                      $12,419

Jun-94                      $11,767               $13,092                      $12,334

Jul-94                      $11,899               $13,332                      $12,459

Aug-94                      $11,972               $13,379                      $12,535

Sep-94                      $11,775               $13,182                      $12,329

Oct-94                      $11,596               $12,947                      $12,142

Nov-94                      $11,369               $12,713                      $11,904

Dec-94                      $11,655               $12,993                      $12,216

Jan-95                      $11,996               $13,364                      $12,561

Feb-95                      $12,352               $13,753                      $12,933

Mar-95                      $12,452               $13,911                      $13,039

Apr-95                      $12,459               $13,927                      $13,045

May-95                      $12,862               $14,372                      $13,468

Jun-95                      $12,740               $14,246                      $13,340

Jul-95                      $12,809               $14,381                      $13,413

Aug-95                      $12,958               $14,563                      $13,569

Sep-95                      $13,032               $14,655                      $13,646

Oct-95                      $13,253               $14,869                      $13,877

Nov-95                      $13,500               $15,115                      $14,136

Dec-95                      $13,661               $15,261                      $14,305

Jan-96                      $13,742               $15,377                      $14,390

Feb-96                      $13,619               $15,272                      $14,274

Mar-96                      $13,421               $15,077                      $14,053

Apr-96                      $13,375               $15,034                      $14,004

May-96                      $13,372               $15,028                      $14,002

Jun-96                      $13,543               $15,192                      $14,180

Jul-96                      $13,653               $15,329                      $14,297

Aug-96                      $13,613               $15,326                      $14,254

Sep-96                      $13,838               $15,540                      $14,489

Oct-96                      $13,990               $15,716                      $14,649

Nov-96                      $14,237               $16,004                      $14,907

Dec-96                      $14,178               $15,936                      $14,845

Jan-97                      $14,174               $15,967                      $14,842

Feb-97                      $14,284               $16,114                      $14,957

Mar-97                      $14,087               $15,899                      $14,750

Apr-97                      $14,241               $16,033                      $14,912

May-97                      $14,440               $16,275                      $15,120

Jun-97                      $14,580               $16,449                      $15,267

Jul-97                      $15,026               $16,905                      $15,734

Aug-97                      $14,826               $16,746                      $15,539

Sep-97                      $15,024               $16,945                      $15,732

Oct-97                      $15,142               $17,053                      $15,855

Nov-97                      $15,231               $17,154                      $15,948

Dec-97                      $15,476               $17,405                      $16,205

Jan-98                      $15,638               $17,584                      $16,374

Feb-98                      $15,639               $17,589                      $16,375

Mar-98                      $15,644               $17,605                      $16,381

Apr-98                      $15,535               $17,526                      $16,267

May-98                      $15,842               $17,803                      $16,588

Jun-98                      $15,904               $17,872                      $16,653

Jul-98                      $15,924               $17,917                      $16,675

Aug-98                      $16,205               $18,194                      $16,984

Sep-98                      $16,441               $18,422                      $17,216

Oct-98                      $16,330               $18,422                      $17,099

Nov-98                      $16,405               $18,486                      $17,178

Dec-98                      $16,439               $18,544                      $17,214

Jan-99                      $16,592               $18,764                      $17,374

Feb-99                      $16,516               $18,682                      $17,295

Mar-99                      $16,522               $18,708                      $17,300

Apr-99                      $16,569               $18,755                      $17,350

May-99                      $16,469               $18,910                      $17,245

Jun-99                      $16,201               $18,638                      $16,965

Jul-99                      $16,192               $18,705                      $16,955

Aug-99                      $15,927               $18,555                      $16,677

Sep-99                      $15,780               $18,563                      $16,523

Oct-99                      $15,497               $18,362                      $16,227

Nov-99                      $15,641               $18,557                      $16,378

Dec-99                      $15,464               $18,418                      $16,192

Jan-00                      $15,332               $18,337                      $16,055

Feb-00                      $15,648               $18,550                      $16,385

Mar-00                      $16,063               $18,954                      $16,820

Apr-00                      $15,928               $18,842                      $16,678

May-00                      $15,796               $18,744                      $16,540

Jun-00                      $16,199               $19,241                      $16,962

Jul-00                      $16,446               $19,508                      $17,221

Aug-00                      $16,695               $19,809                      $17,482

Sep-00                      $16,606               $19,706                      $17,388

Oct-00                      $16,792               $19,920                      $17,583

Nov-00                      $16,912               $20,072                      $17,709

Dec-00                      $17,394               $20,568                      $18,230

  CREDIT QUALITY(3)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  38.71%

AA                       29.31%

Unrated                  16.00%

A                         8.27%

BBB                       5.89%

SP1                       1.35%

Cash                      0.47%

  MATURITY DISTRIBUTION(8)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

0-1 Years     5.04%

1-5 Years     2.66%

5-10 Years    2.99%

10-20 Years  44.63%

20+ Years    44.68%

--------------------------------------------------------------------------------
(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.43%. Any capital gains distributions may be taxable.
(7) The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Patricia Hovanetz, CFA
  Arthur C. Evans

INCEPTION DATE
  10/01/96

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 4.40%(1) for the six-month period ended December 31, 2000. The Fund outperformed its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 3.73%. The Fund's Institutional Class shares distributed $0.23 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's strategy of using a combination of highly liquid, short- and intermediate-term securities coupled with an emphasis on less liquid yet higher-yielding securities contributed to the Fund's strong performance during the period.
   Municipal yields held steady until mid-November when they began a rapid descent. Overall, tax-exempt yields for securities maturing within the five- to seven- year range declined. However, as the quarter matured, tax-exempt yields did become more attractive than their U. S. Government bond counterparts. This positive development helped to alleviate a possible shareholder redemption run on short- and intermediate-term municipal funds. As the quarter came to a close, the Fund's strategy faired well overall.
   During this reporting period, the Fund's zero-coupon bonds issued by the Romulus, Michigan, School District and the Midland County, Texas, Hospital District, performed well. In the fourth quarter, the Fund added zero-coupon bonds issued by Chicago, Illinois, due to their attractive yields plus their ability to fare well amid decreasing interest rates. To enhance the Fund's income it also purchased bonds issued by the Michigan Housing Development Authority and Franklin County, Ohio.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Going forward, the Fund will continue to strike a balance between high-liquidity bonds and yield-producing issues. In addition, the Fund's longer duration should prove beneficial in a declining interest rate environment.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
14

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                     6-Month*  1-Year  Since Inception
INSTITUTIONAL CLASS                     4.40    6.52         5.55
BENCHMARK
  LEHMAN BROTHERS 3-YEAR MUNICIPAL
    BOND INDEX(2)                       3.73    6.23         4.84(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                      A+/AA-
WEIGHTED AVERAGE COUPON                        4.81%
ESTIMATED DURATION                           3.45 YEARS
PORTFOLIO TURNOVER                              22%
NUMBER OF HOLDINGS                               86
NAV                                            $10.40
SEC YIELD(5) (INST.)                           4.48%
DISTRIBUTION RATE(6) (INST.)                   4.46%
TAXABLE EQUIVALENT YIELD(7)
  (INST.)                                      7.42%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      WELLS FARGO                      LEHMAN BROTHERS
        NATIONAL LIMITED TERM TAX-FREE FUND - I  3-YEAR MUNICIPAL BOND INDEX

Sep-96                                  $10,000                      $10,000

Oct-96                                  $10,387                      $10,070

Nov-96                                  $10,537                      $10,165

Dec-96                                  $10,515                      $10,170

Jan-97                                  $10,555                      $10,214

Feb-97                                  $10,621                      $10,265

Mar-97                                  $10,566                      $10,211

Apr-97                                  $10,616                      $10,255

May-97                                  $10,699                      $10,339

Jun-97                                  $10,780                      $10,400

Jul-97                                  $10,977                      $10,524

Aug-97                                  $10,905                      $10,503

Sep-97                                  $10,998                      $10,577

Oct-97                                  $11,071                      $10,625

Nov-97                                  $11,101                      $10,656

Dec-97                                  $11,207                      $10,728

Jan-98                                  $11,281                      $10,799

Feb-98                                  $11,287                      $10,822

Mar-98                                  $11,330                      $10,839

Apr-98                                  $11,285                      $10,824

May-98                                  $11,414                      $10,925

Jun-98                                  $11,455                      $10,962

Jul-98                                  $11,488                      $11,001

Aug-98                                  $11,619                      $11,108

Sep-98                                  $11,715                      $11,179

Oct-98                                  $11,736                      $11,233

Nov-98                                  $11,756                      $11,260

Dec-98                                  $11,799                      $11,287

Jan-99                                  $11,896                      $11,389

Feb-99                                  $11,879                      $11,402

Mar-99                                  $11,875                      $11,412

Apr-99                                  $11,904                      $11,448

May-99                                  $11,867                      $11,432

Jun-99                                  $11,739                      $11,363

Jul-99                                  $11,805                      $11,420

Aug-99                                  $11,780                      $11,433

Sep-99                                  $11,789                      $11,477

Oct-99                                  $11,765                      $11,478

Nov-99                                  $11,832                      $11,529

Dec-99                                  $11,808                      $11,510

Jan-00                                  $11,785                      $11,531

Feb-00                                  $11,841                      $11,568

Mar-00                                  $11,922                      $11,628

Apr-00                                  $11,909                      $11,629

May-00                                  $11,898                      $11,641

Jun-00                                  $12,049                      $11,788

Jul-00                                  $12,179                      $11,884

Aug-00                                  $12,285                      $11,975

Sep-00                                  $12,283                      $11,979

Oct-00                                  $12,354                      $12,046

Nov-00                                  $12,399                      $12,096

Dec-00                                  $12,579                      $12,230

  CREDIT QUALITY(4)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  45.50%

A                        19.90%

BBB                      14.10%

Unrated                  11.00%

AA                        8.50%

SP1                       0.90%

Cash                      0.10%

  MATURITY DISTRIBUTION(9)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1-5 Years   61.34%

5-10 Years  26.50%

0-1 Years   12.16%

--------------------------------------------------------------------------------
(3) The published return closest to the Fund's inception date of October 1, 1996.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.60%. Any capital gains distributions may be taxable.
(8) The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund. The value of the securities subject to the AMT is represented as a percentage of net assets.
(9)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The National Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Stephen Galiani

INCEPTION DATE
  08/01/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 8.14%(1) during the six-month period ended December 31, 2000, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.90%. The Fund's Class A shares distributed $0.27 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund benefited from its long duration and maturity during the bond market's third quarter rally. The Fund's concentration of higher-yielding bonds aided performance by providing attractive tax-free income and total returns. Although market conditions were less favorable in September, the Fund's extensive cash position helped safeguard portfolio holdings.
   Yields on tax-exempt bonds began to decline during October and November before accelerating during December. The Fund benefited from its longer than average maturity in this environment. Again, the Fund's overall performance was attributed, in part, to its investments in higher-yielding, lower investment-grade bonds. In addition, non-callable bonds with maturities of 15 years and longer performed quite well. That is because non-callable bonds are typically more valuable amid declining interest rates.
   The Fund made seven purchases during the fourth quarter, including five purchases of high-yielding bonds to enhance its distribution yield, plus two purchases of high-grade bonds because of their total return potential. The Fund also sold one high-yield health care bond due to ongoing credit concerns.
   In all, the Fund remained positioned to benefit from a soft landing characterized by tame inflation, slower economic growth and declining interest rates.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Despite potential interest rate cuts throughout 2001, the Fund will continue to seek opportunities to enhance its yield by selectively adding higher-yielding bonds. At the same time, the Fund will continually fine tune duration and average maturity to capitalize on changing interest rates.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge
(CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
16

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                 Including Sales Charge               Excluding Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*   1-Year   5-Year  10-Year  6-Month*   1-Year   5-Year  10-Year
CLASS A                       3.27      7.72    4.61     6.00      8.14     12.80    5.58     6.49
CLASS B                       2.73      6.96    4.46     5.72      7.73     11.96    4.79     5.72
CLASS C                       6.62     10.96    4.79     5.72      7.62     11.96    4.79     5.72
INSTITUTIONAL CLASS                                                8.24     13.13    5.65     6.53
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND
    INDEX(2)                  6.90     11.68    5.84     7.32

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(3)                       AA-
WEIGHTED AVERAGE COUPON                        4.73%
ESTIMATED DURATION                          10.43 YEARS
PORTFOLIO TURNOVER                               4%
NUMBER OF HOLDINGS                              147
NAV                                   $10.23, $10.23, $10.23,
  (A, B, C, INST.)                             $10.24
SEC YIELD(4)
  (A, B, C, INST.)                   4.73%, 4.21%, 4.22%, 5.15%
DISTRIBUTION RATE(5)
  (A, B, C, INST.)                   5.02%, 4.52%, 4.52%, 5.45%
TAXABLE EQUIVALENT YIELD(6)
  (A, B, C, INST.)                   7.84%, 6.98%, 6.99%, 8.53%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 WELLS FARGO            LEHMAN BROTHERS            WELLS FARGO
          NATIONAL TAX-FREE FUND - A  MUNICIPAL BOND INDEX  NATIONAL TAX-FREE FUND - I

Dec-90                        $9,550               $10,000                     $10,000

Jan-91                        $9,685               $10,134                     $10,142

Feb-91                        $9,816               $10,222                     $10,279

Mar-91                        $9,768               $10,226                     $10,229

Apr-91                        $9,886               $10,362                     $10,352

May-91                        $9,986               $10,454                     $10,457

Jun-91                        $9,964               $10,444                     $10,433

Jul-91                       $10,065               $10,571                     $10,539

Aug-91                       $10,156               $10,711                     $10,635

Sep-91                       $10,257               $10,850                     $10,741

Oct-91                       $10,310               $10,948                     $10,796

Nov-91                       $10,320               $10,979                     $10,806

Dec-91                       $10,449               $11,215                     $10,941

Jan-92                       $10,494               $11,240                     $10,988

Feb-92                       $10,538               $11,244                     $11,034

Mar-92                       $10,565               $11,248                     $11,063

Apr-92                       $10,656               $11,348                     $11,159

May-92                       $10,751               $11,482                     $11,257

Jun-92                       $10,875               $11,675                     $11,388

Jul-92                       $11,061               $12,025                     $11,582

Aug-92                       $11,021               $11,908                     $11,540

Sep-92                       $11,092               $11,985                     $11,615

Oct-92                       $10,926               $11,868                     $11,440

Nov-92                       $11,084               $12,080                     $11,606

Dec-92                       $11,215               $12,203                     $11,743

Jan-93                       $11,283               $12,345                     $11,815

Feb-93                       $11,533               $12,792                     $12,077

Mar-93                       $11,457               $12,656                     $11,997

Apr-93                       $11,552               $12,784                     $12,097

May-93                       $11,596               $12,855                     $12,143

Jun-93                       $11,793               $13,070                     $12,349

Jul-93                       $11,808               $13,087                     $12,365

Aug-93                       $12,050               $13,359                     $12,630

Sep-93                       $12,152               $13,512                     $12,725

Oct-93                       $12,173               $13,537                     $12,747

Nov-93                       $12,001               $13,418                     $12,579

Dec-93                       $12,278               $13,701                     $12,869

Jan-94                       $12,453               $13,857                     $13,040

Feb-94                       $12,096               $13,499                     $12,666

Mar-94                       $11,603               $12,949                     $12,150

Apr-94                       $11,717               $13,059                     $12,269

May-94                       $11,798               $13,173                     $12,354

Jun-94                       $11,756               $13,092                     $12,310

Jul-94                       $11,925               $13,332                     $12,487

Aug-94                       $11,970               $13,379                     $12,535

Sep-94                       $11,808               $13,182                     $12,377

Oct-94                       $11,650               $12,947                     $12,199

Nov-94                       $11,428               $12,713                     $11,980

Dec-94                       $11,681               $12,993                     $12,245

Jan-95                       $11,992               $13,364                     $12,557

Feb-95                       $12,288               $13,753                     $12,880

Mar-95                       $12,365               $13,911                     $12,961

Apr-95                       $12,394               $13,927                     $12,978

May-95                       $12,792               $14,372                     $13,394

Jun-95                       $12,672               $14,246                     $13,269

Jul-95                       $12,781               $14,381                     $13,383

Aug-95                       $12,919               $14,563                     $13,542

Sep-95                       $12,993               $14,655                     $13,619

Oct-95                       $13,171               $14,869                     $13,806

Nov-95                       $13,481               $15,115                     $14,116

Dec-95                       $13,651               $15,261                     $14,294

Jan-96                       $13,767               $15,377                     $14,430

Feb-96                       $13,666               $15,272                     $14,310

Mar-96                       $13,487               $15,077                     $14,123

Apr-96                       $13,455               $15,034                     $14,103

May-96                       $13,468               $15,028                     $14,103

Jun-96                       $13,581               $15,192                     $14,235

Jul-96                       $13,756               $15,329                     $14,419

Aug-96                       $13,727               $15,326                     $14,373

Sep-96                       $13,910               $15,540                     $14,580

Oct-96                       $14,101               $15,716                     $14,780

Nov-96                       $14,334               $16,004                     $15,009

Dec-96                       $14,298               $15,936                     $14,972

Jan-97                       $14,323               $15,967                     $15,013

Feb-97                       $14,453               $16,114                     $15,134

Mar-97                       $14,241               $15,899                     $14,912

Apr-97                       $14,393               $16,033                     $15,071

May-97                       $14,604               $16,275                     $15,308

Jun-97                       $14,755               $16,449                     $15,465

Jul-97                       $15,214               $16,905                     $15,946

Aug-97                       $15,029               $16,746                     $15,737

Sep-97                       $15,225               $16,945                     $15,958

Oct-97                       $15,336               $17,053                     $16,059

Nov-97                       $15,460               $17,154                     $16,204

Dec-97                       $15,766               $17,405                     $16,509

Jan-98                       $15,893               $17,584                     $16,658

Feb-98                       $15,879               $17,589                     $16,643

Mar-98                       $15,902               $17,605                     $16,667

Apr-98                       $15,756               $17,526                     $16,514

May-98                       $16,113               $17,803                     $16,872

Jun-98                       $16,179               $17,872                     $16,942

Jul-98                       $16,202               $17,917                     $16,965

Aug-98                       $16,501               $18,194                     $17,295

Sep-98                       $16,753               $18,422                     $17,559

Oct-98                       $16,663               $18,422                     $17,465

Nov-98                       $16,775               $18,486                     $17,566

Dec-98                       $16,780               $18,544                     $17,588

Jan-99                       $16,958               $18,764                     $17,757

Feb-99                       $16,846               $18,682                     $17,640

Mar-99                       $16,835               $18,708                     $17,646

Apr-99                       $16,902               $18,755                     $17,715

May-99                       $16,764               $18,910                     $17,554

Jun-99                       $16,480               $18,638                     $17,257

7/31/99                      $16,472               $18,705                     $17,249

8/31/99                      $16,238               $18,555                     $17,021

9/30/99                      $16,148               $18,563                     $16,927

10/31/99                     $15,896               $18,362                     $16,663

11/30/99                     $16,085               $18,557                     $16,846

12/31/99                     $15,878               $18,418                     $16,632

Jan-00                       $15,670               $18,337                     $16,434

Feb-00                       $15,940               $18,550                     $16,702

Mar-00                       $16,367               $18,954                     $17,170

Apr-00                       $16,275               $18,842                     $17,059

May-00                       $16,132               $18,744                     $16,930

Jun-00                       $16,562               $19,241                     $17,383

Jul-00                       $16,879               $19,508                     $17,700

Aug-00                       $17,145               $19,809                     $18,001

Sep-00                       $17,015               $19,706                     $17,867

Oct-00                       $17,197               $19,920                     $18,043

Nov-00                       $17,325               $20,072                     $18,199

Dec-00                       $17,910               $20,568                     $18,816

  CREDIT QUALITY(3) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  40.50%

AA                       20.50%

Unrated                  14.52%

BBB                      12.50%

A                        10.90%

Cash                      0.84%

BB/Ba                     0.24%

  MATURITY DISTRIBUTION (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

0-1 Years     1.16%

2-5 Years     3.42%

6-10 Years    3.74%

11-20 Years  41.37%

21+ Years    50.31%

--------------------------------------------------------------------------------
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.60%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(7) The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Nebraska Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Nebraska personal income tax.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Stephen Galiani
  Mary Jo Sebrell

INCEPTION DATE
  09/29/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 5.78%(1) for the six-month period ended December 31, 2000. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 6.90% during the period. The Fund distributed $0.22 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Declining municipal bond yields throughout the period -- and particularly during December -- boosted bond prices, which contributed to the Fund's exceptional fourth quarter performance. Declining yields mirrored events shaping the U.S. economy and the bond market, including a broad based economic slowdown, subdued inflation and, most importantly, the market's expectation that the Federal Reserve Board would lower short-term interest rates. In this environment, the Fund's strongest performers included non-callable bonds with long maturities and similar bonds with good call protection. In contrast, bonds with shorter maturities and call exposure underperformed.
   Keep in mind that the Fund has executed numerous transactions to better position it for the current market environment and to provide a higher level of double tax exempt income for Nebraska shareholders. For example, the Fund sold bonds with maturities ranging between five- and 10-years, while simultaneously purchasing 15- to 20-year bonds. By the end of the period, the Fund also increased the portfolio's federal and state exempt holdings to 86.4% from 80%.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Going forward, the Fund will remain bullish on the prospect of lower interest rates in the municipal bond marketplace. The Fund expects to continue to gradually extend duration, as most Nebraska municipal securities can be called within five years.

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                6-Month*  1-Year   5-Year   10-Year
INSTITUTIONAL CLASS                5.78     9.37     4.50     5.27
BENCHMARK
  LEHMAN BROTHERS MUNICIPAL
    BOND INDEX(2)                  6.90    11.68     5.84     7.32

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(3)                    AA
WEIGHTED AVERAGE COUPON                    5.31%
ESTIMATED DURATION                       7.43 YEARS
PORTFOLIO TURNOVER                          22%
NUMBER OF HOLDINGS                           85
NAV                                        $10.03
SEC YIELD(4)                               4.38%
DISTRIBUTION RATE(5)                       4.51%
TAXABLE EQUIVALENT YIELD(6)                7.77%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        LEHMAN BROTHERS MUNICIPAL BOND INDEX  WELLS FARGO NEBRASKA TAX-FREE FUND-I

Dec-90                               $10,000                               $10,000

Jan-91                               $10,134                               $10,059

Feb-91                               $10,222                               $10,196

Mar-91                               $10,226                               $10,174

Apr-91                               $10,362                               $10,243

May-91                               $10,454                               $10,343

Jun-91                               $10,444                               $10,331

Jul-91                               $10,571                               $10,391

Aug-91                               $10,711                               $10,521

Sep-91                               $10,850                               $10,590

Oct-91                               $10,948                               $10,712

Nov-91                               $10,979                               $10,689

Dec-91                               $11,215                               $10,894

Jan-92                               $11,240                               $10,964

Feb-92                               $11,244                               $10,896

Mar-92                               $11,248                               $10,860

Apr-92                               $11,348                               $10,918

May-92                               $11,482                               $11,019

Jun-92                               $11,675                               $11,142

Jul-92                               $12,025                               $11,392

Aug-92                               $11,908                               $11,309

Sep-92                               $11,985                               $11,323

Oct-92                               $11,868                               $11,292

Nov-92                               $12,080                               $11,480

Dec-92                               $12,203                               $11,494

Jan-93                               $12,345                               $11,617

Feb-93                               $12,792                               $11,884

Mar-93                               $12,656                               $11,785

Apr-93                               $12,784                               $11,865

May-93                               $12,855                               $11,899

Jun-93                               $13,070                               $12,024

Jul-93                               $13,087                               $12,024

Aug-93                               $13,359                               $12,184

Sep-93                               $13,512                               $12,298

Oct-93                               $13,537                               $12,298

Nov-93                               $13,418                               $12,241

Dec-93                               $13,701                               $12,378

Jan-94                               $13,857                               $12,481

Feb-94                               $13,499                               $12,305

Mar-94                               $12,949                               $11,954

Apr-94                               $13,059                               $12,033

May-94                               $13,173                               $12,068

Jun-94                               $13,092                               $12,055

Jul-94                               $13,332                               $12,137

Aug-94                               $13,379                               $12,194

Sep-94                               $13,182                               $12,098

Oct-94                               $12,947                               $12,001

Nov-94                               $12,713                               $11,879

Dec-94                               $12,993                               $12,011

Jan-95                               $13,364                               $12,203

Feb-95                               $13,753                               $12,433

Mar-95                               $13,911                               $12,566

Apr-95                               $13,927                               $12,601

May-95                               $14,372                               $12,870

Jun-95                               $14,246                               $12,844

Jul-95                               $14,381                               $12,978

Aug-95                               $14,563                               $13,088

Sep-95                               $14,655                               $13,136

Oct-95                               $14,869                               $13,221

Nov-95                               $15,115                               $13,344

Dec-95                               $15,261                               $13,404

Jan-96                               $15,377                               $13,528

Feb-96                               $15,272                               $13,513

Mar-96                               $15,077                               $13,383

Apr-96                               $15,034                               $13,342

May-96                               $15,028                               $13,340

Jun-96                               $15,192                               $13,415

Jul-96                               $15,329                               $13,515

Aug-96                               $15,326                               $13,539

Sep-96                               $15,540                               $13,627

Oct-96                               $15,716                               $13,716

Nov-96                               $16,004                               $13,910

Dec-96                               $15,936                               $13,855

Jan-97                               $15,967                               $13,918

Feb-97                               $16,114                               $14,021

Mar-97                               $15,899                               $13,899

Apr-97                               $16,033                               $13,923

May-97                               $16,275                               $14,067

Jun-97                               $16,449                               $14,198

Jul-97                               $16,905                               $14,424

Aug-97                               $16,746                               $14,340

Sep-97                               $16,945                               $14,476

Oct-97                               $17,053                               $14,527

Nov-97                               $17,154                               $14,577

Dec-97                               $17,405                               $14,748

Jan-98                               $17,584                               $14,860

Feb-98                               $17,589                               $14,864

Mar-98                               $17,605                               $14,859

Apr-98                               $17,526                               $14,793

May-98                               $17,803                               $14,980

Jun-98                               $17,872                               $15,000

Jul-98                               $17,917                               $15,038

Aug-98                               $18,194                               $15,241

Sep-98                               $18,422                               $15,383

Oct-98                               $18,422                               $15,392

Nov-98                               $18,486                               $15,428

Dec-98                               $18,544                               $15,482

Jan-99                               $18,764                               $15,628

Feb-99                               $18,682                               $15,554

Mar-99                               $18,708                               $15,548

Apr-99                               $18,755                               $15,587

May-99                               $18,910                               $15,503

Jun-99                               $18,638                               $15,308

Jul-99                               $18,705                               $15,379

Aug-99                               $18,555                               $15,324

Sep-99                               $18,563                               $15,314

Oct-99                               $18,362                               $15,212

Nov-99                               $18,557                               $15,346

Dec-99                               $18,418                               $15,275

Jan-00                               $18,337                               $15,189

Feb-00                               $18,550                               $15,355

Mar-00                               $18,954                               $15,590

Apr-00                               $18,842                               $15,501

May-00                               $18,744                               $15,430

Jun-00                               $19,241                               $15,794

Jul-00                               $19,508                               $15,982

Aug-00                               $19,809                               $16,156

Sep-00                               $19,706                               $16,068

Oct-00                               $19,920                               $16,228

Nov-00                               $20,072                               $16,320

Dec-00                               $20,568                               $16,707

  CREDIT QUALITY(3) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  49.00%

AA                       32.00%

A                        10.00%

Unrated                   6.00%

BBB                       2.00%

Cash                      1.00%

  MATURITY DISTRIBUTION (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

0-1 Years     2.58%

2-5 Years    10.96%

6-10 Years   28.19%

11-20 Years  44.29%

21+ Years    13.98%

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo Nebraska Tax-Free Fund for periods prior to September 8, 2000 reflects the performance of the Institutional class of the Great Plains Tax-Free Bond Fund, its predecessor fund. Effective September 8, 2000, the Great Plains Funds were reorganized into the Wells Fargo Funds.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.64%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(7) The chart compares the performance of the Wells Fargo Nebraska Tax-Free Fund Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

OREGON TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Oregon Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Oregon personal income tax.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Stephen Galiani

INCEPTION DATE
  06/01/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 7.41%(1) for the six-month period ended December 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 6.90% during the period. The Fund's Class A shares distributed $0.39 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The bond market rallied during the third quarter, with the Fund benefiting from its long duration and maturity during this period. In addition, Fund performance was enhanced by its higher-yielding bonds, which also appreciated in price. While a relatively large supply of new Oregon bond issues coupled with a reduction in investor demand exerted pressure on prices during October and November, prices rebounded in December to further boost Fund performance.
   The Fund's overall performance during this period also reflected its investments in high-yielding, low investment grade bonds, which provided a superior level of tax-free income. In addition, the Fund held three positions in AAA-rated, non-callable zero coupon bonds -- positions that performed exceptionally well in the declining interest rate environment.
   During the third quarter, the Fund enhanced its holdings. While activity was limited during the fourth quarter, the Fund added a small position of Puerto Rico Children's Trust Fund bonds with relatively high double tax-exempt yield.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund will continue to enhance its yield by selectively adding higher-yielding bonds. The Fund will also adjust its duration and average maturity to capitalize on changing interest rates.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Oregon Tax-Free Fund, its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods between September 6, 1996 and October 1, 1995, reflects performance of the Investor Class shares of the Pacifica Oregon Tax-Exempt Fund adjusted for expenses of the respective class, a predecessor portfolio with the same investment objective and policies as the Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Oregon Tax-Exempt Fund of Westcore Trust adjusted for expenses of the respective class. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
20

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                 Including Sales Charge               Excluding Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*   1-Year   5-Year  10-Year  6-Month*   1-Year   5-Year  10-Year
CLASS A                       2.56      6.51    3.45     5.59      7.41     11.53    4.40     6.07
CLASS B                       1.89      5.57    3.15     5.25      6.89     10.57    3.48     5.25
INSTITUTIONAL CLASS                                                7.44     11.65    4.52     6.14
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND
    INDEX(2)                  6.90     11.68    5.84     7.32

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(3)                    AA
WEIGHTED AVERAGE COUPON                    4.82%
ESTIMATED DURATION                      10.21 YEARS
PORTFOLIO TURNOVER                          14%
NUMBER OF HOLDINGS                           46
NAV (A, B, INST.)                  $15.94, $9.76, $15.93
SEC YIELD(4) (A, B, INST.)          4.74%, 4.21%, 5.13%
DISTRIBUTION RATE(5)
  (A, B, INST.)                     4.70%, 4.18%, 5.10%
TAXABLE EQUIVALENT YIELD(6)
  (A, B, INST.)                     8.62%, 7.66%, 9.34%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              WELLS FARGO           LEHMAN BROTHERS           WELLS FARGO
        OREGON TAX-FREE FUND - A  MUNICIPAL BOND INDEX  OREGON TAX-FREE FUND - I

Dec-90                    $9,550               $10,000                   $10,000

Jan-91                    $9,658               $10,134                   $10,115

Feb-91                    $9,760               $10,222                   $10,223

Mar-91                    $9,796               $10,226                   $10,259

Apr-91                    $9,887               $10,362                   $10,355

May-91                    $9,982               $10,454                   $10,455

Jun-91                    $9,958               $10,444                   $10,430

Jul-91                   $10,110               $10,571                   $10,588

Aug-91                   $10,211               $10,711                   $10,694

Sep-91                   $10,313               $10,850                   $10,802

Oct-91                   $10,388               $10,948                   $10,880

Nov-91                   $10,361               $10,979                   $10,851

Dec-91                   $10,557               $11,215                   $11,057

Jan-92                   $10,569               $11,240                   $11,069

Feb-92                   $10,604               $11,244                   $11,106

Mar-92                   $10,612               $11,248                   $11,115

Apr-92                   $10,703               $11,348                   $11,210

May-92                   $10,825               $11,482                   $11,338

Jun-92                   $10,989               $11,675                   $11,509

Jul-92                   $11,345               $12,025                   $11,882

Aug-92                   $11,195               $11,908                   $11,725

Sep-92                   $11,217               $11,985                   $11,748

Oct-92                   $11,046               $11,868                   $11,569

Nov-92                   $11,287               $12,080                   $11,822

Dec-92                   $11,405               $12,203                   $11,944

Jan-93                   $11,498               $12,345                   $12,042

Feb-93                   $11,862               $12,792                   $12,424

Mar-93                   $11,725               $12,656                   $12,280

Apr-93                   $11,854               $12,784                   $12,415

May-93                   $11,946               $12,855                   $12,512

Jun-93                   $12,156               $13,070                   $12,731

Jul-93                   $12,173               $13,087                   $12,749

Aug-93                   $12,459               $13,359                   $13,049

Sep-93                   $12,626               $13,512                   $13,224

Oct-93                   $12,623               $13,537                   $13,221

Nov-93                   $12,587               $13,418                   $13,182

Dec-93                   $12,817               $13,701                   $13,423

Jan-94                   $12,960               $13,857                   $13,573

Feb-94                   $12,661               $13,499                   $13,261

Mar-94                   $12,136               $12,949                   $12,711

Apr-94                   $12,077               $13,059                   $12,649

May-94                   $12,225               $13,173                   $12,803

Jun-94                   $12,098               $13,092                   $12,671

Jul-94                   $12,322               $13,332                   $12,905

Aug-94                   $12,365               $13,379                   $12,951

Sep-94                   $12,144               $13,182                   $12,719

Oct-94                   $11,854               $12,947                   $12,416

Nov-94                   $11,614               $12,713                   $12,164

Dec-94                   $11,985               $12,993                   $12,553

Jan-95                   $12,379               $13,364                   $12,965

Feb-95                   $12,726               $13,753                   $13,328

Mar-95                   $12,812               $13,911                   $13,419

Apr-95                   $12,818               $13,927                   $13,425

May-95                   $13,193               $14,372                   $13,818

Jun-95                   $13,060               $14,246                   $13,678

Jul-95                   $13,142               $14,381                   $13,764

Aug-95                   $13,259               $14,563                   $13,887

Sep-95                   $13,353               $14,655                   $13,985

Oct-95                   $13,537               $14,869                   $14,178

Nov-95                   $13,763               $15,115                   $14,413

Dec-95                   $13,884               $15,261                   $14,541

Jan-96                   $13,924               $15,377                   $14,584

Feb-96                   $13,852               $15,272                   $14,510

Mar-96                   $13,668               $15,077                   $14,318

Apr-96                   $13,613               $15,034                   $14,262

May-96                   $13,627               $15,028                   $14,278

Jun-96                   $13,757               $15,192                   $14,406

Jul-96                   $13,886               $15,329                   $14,554

Aug-96                   $13,881               $15,326                   $14,541

Sep-96                   $14,039               $15,540                   $14,718

Oct-96                   $14,167               $15,716                   $14,854

Nov-96                   $14,440               $16,004                   $15,134

Dec-96                   $14,343               $15,936                   $15,043

Jan-97                   $14,373               $15,967                   $15,078

Feb-97                   $14,490               $16,114                   $15,202

Mar-97                   $14,272               $15,899                   $14,967

Apr-97                   $14,388               $16,033                   $15,092

May-97                   $14,571               $16,275                   $15,286

Jun-97                   $14,705               $16,449                   $15,429

Jul-97                   $15,153               $16,905                   $15,911

Aug-97                   $15,008               $16,746                   $15,752

Sep-97                   $15,178               $16,945                   $15,943

Oct-97                   $15,266               $17,053                   $16,029

Nov-97                   $15,337               $17,154                   $16,116

Dec-97                   $15,576               $17,405                   $16,370

Jan-98                   $15,738               $17,584                   $16,534

Feb-98                   $15,698               $17,589                   $16,493

Mar-98                   $15,671               $17,605                   $16,475

Apr-98                   $15,579               $17,526                   $16,369

May-98                   $15,806               $17,803                   $16,608

Jun-98                   $15,854               $17,872                   $16,669

Jul-98                   $15,889               $17,917                   $16,707

Aug-98                   $16,154               $18,194                   $16,976

Sep-98                   $16,363               $18,422                   $17,197

Oct-98                   $16,311               $18,422                   $17,143

Nov-98                   $16,378               $18,486                   $17,224

Dec-98                   $16,423               $18,544                   $17,262

Jan-99                   $16,641               $18,764                   $17,492

Feb-99                   $16,501               $18,682                   $17,355

Mar-99                   $16,513               $18,708                   $17,369

Apr-99                   $16,558               $18,755                   $17,417

May-99                   $16,429               $18,910                   $17,272

Jun-99                   $16,103               $18,638                   $16,939

Jul-99                   $16,170               $18,705                   $17,011

Aug-99                   $15,942               $18,555                   $16,771

Sep-99                   $15,894               $18,563                   $16,722

Oct-99                   $15,586               $18,362                   $16,388

Nov-99                   $15,680               $18,557                   $16,500

Dec-99                   $15,439               $18,418                   $16,249

Jan-00                   $15,300               $18,337                   $16,104

Feb-00                   $15,549               $18,550                   $16,369

Mar-00                   $15,855               $18,954                   $16,694

Apr-00                   $15,756               $18,842                   $16,592

May-00                   $15,607               $18,744                   $16,437

Jun-00                   $16,031               $19,241                   $16,886

Jul-00                   $16,280               $19,508                   $17,151

Aug-00                   $16,541               $19,809                   $17,428

Sep-00                   $16,471               $19,706                   $17,345

Oct-00                   $16,638               $19,920                   $17,535

Nov-00                   $16,696               $20,072                   $17,599

Dec-00                   $17,220               $20,568                   $18,142

  CREDIT QUALITY(3) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AA                       33.90%

AAA/Treasuries/Agencies  28.70%

Unrated                  15.69%

A                         9.47%

BB/Ba                     5.76%

BBB                       4.95%

Cash                      1.53%

  MATURITY DISTRIBUTION (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

0-1 Years     1.53%

2-5 Years     1.42%

6-10 Years   11.75%

11-20 Years  42.85%

21+ Years    42.45%

--------------------------------------------------------------------------------
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.04%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(7) The chart compares the performance of the Wells Fargo Oregon Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   ARIZONA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 96.50%
ARIZONA - 85.52%
$1,000,000  ARIZONA HEALTH FACILITIES
            AUTHORITY HOSPITAL SYSTEMS
            REVENUE NORTHERN ARIZONA
            HEALTHCARE SYSTEMS AMBAC
            INSURED                                4.75%       10/01/30   $   917,190
   350,000  ARIZONA HEALTH FACILITIES
            AUTHORITY REVENUE CATHOLIC
            HEALTHCARE WEST SERIES A               6.63        07/01/20       343,434
   170,000  BULLHEAD CITY AZ SPECIAL
            ASSESSMENT BULLHEAD PARKWAY
            IMPROVEMENT DISTRICT                   6.10        01/01/03       174,865
   500,000  CHANDLER AZ STREET & HIGHWAY
            USER REVENUE                           6.00        07/01/11       560,015
   110,000  GLENDALE AZ IMPROVEMENT
            DISTRICT NO 59 SPECIAL
            ASSESSMENT                             6.00        01/01/01       110,011
   175,000  GLENDALE AZ IMPROVEMENT
            DISTRICT NO 59 SPECIAL
            ASSESSMENT                             6.00        01/01/02       178,052
   500,000  MARICOPA COUNTY AZ HOSPITAL
            REVENUE SUN HEALTH CORPORATION         5.30        04/01/29       397,430
   500,000  MARICOPA COUNTY AZ IDA
            EDUCATIONAL REVENUE ARIZONA
            CHARTER SCHOOLS PROJECT SERIES
            A                                      6.75        07/01/29       511,640
   500,000  MARICOPA COUNTY AZ IDA HEALTH
            FACILITIES REVENUE CATHOLIC
            HEALTHCARE WEST PROJECT SERIES
            A                                      5.00        07/01/16       423,075
   250,000  MARICOPA COUNTY AZ IDA
            HOSPITAL FACILITIES REVENUE
            MAYO CLINIC HOSPITAL                   5.25        11/15/37       247,170
   500,000  MARICOPA COUNTY AZ IDA MFHR
            METRO GARDENS MESA RIDGE
            PROJECT SERIES A MBIA INSURED          5.15        07/01/29       482,340
   300,000  MARICOPA COUNTY AZ IDA MFHR
            VICTORIA HOUSING LLC PROJECT
            SERIES B                              10.00        05/01/31       303,768
   150,000  MARICOPA COUNTY AZ IDA MFHR
            VILLAS AT AUGUSTA PROJECT
            COLLATERALIZED BY GNMA                 5.95        10/20/40       153,249
   570,000  MARICOPA COUNTY AZ IDA MFHR
            VILLAS DE MERCED APARTMENTS
            PROJECT COLLATERALIZED BY GNMA         5.50        12/20/37       549,098
   750,000  MARICOPA COUNTY AZ IDA MFHR
            WHISPERING PALMS APARTMENTS
            SERIES A MBIA INSURED                  5.85        07/01/19       777,150
   585,000  MARICOPA COUNTY AZ POLLUTION
            CONTROL CORPORATION PCR
            ARIZONA PUBLIC SERVICE COMPANY         5.75        11/01/22       530,665
   215,000  NAVAJO COUNTY AZ MUNICIPAL
            PROPERTY CORPORATION JAIL
            FACILITIES REVENUE ACA INSURED         5.63        07/01/10       221,622
   700,000  NAVAJO COUNTY AZ MUNICIPAL
            PROPERTY CORPORATION JAIL
            FACILITIES REVENUE ACA INSURED         6.25        07/01/20       732,655
   750,000  NAVAJO COUNTY AZ PCR ARIZONA
            PUBLIC SERVICE COMPANY SERIES
            A                                      5.88        08/15/28       729,480
   250,000  PHOENIX AZ GO                          5.38        07/01/25       254,563
 1,000,000  PHOENIX AZ GO SERIES A                 6.25        07/01/16     1,166,900
   500,000  PHOENIX AZ GO SERIES B                 4.50        07/01/20       463,085
   250,000  PHOENIX AZ IDA CAMELBACK
            CROSSING PROJECT GNMA INSURED          6.35        09/20/35       267,345
   250,000  PHOENIX AZ IDA GOVERNMENT
            OFFICE LEASE REVENUE CAPITAL
            MALL LLC PROJECT                       5.38        09/15/22       254,428
   900,000  PHOENIX AZ IDA HOSPITAL
            REVENUE JOHN C. LINCOLN HEALTH
            SERIES B CONNIE LEE INSURED            5.65        12/01/12       965,349
   270,000  PHOENIX AZ IDA SFMR SERIES C
            COLLATERALIZED BY
            GNMA/FNMA/FHLMC                        5.30        04/01/20       262,613
 1,440,000  PIMA COUNTY AZ IDA MFHR
            WILLOWICK APARTMENTS PROJECT
            ASSET GUARANTY LOC                     5.50        03/01/28     1,413,979
   500,000  PIMA COUNTY AZ IDA SFMR SERIES
            A-1 COLLATERALIZED BY
            GNMA/FNMA/FHLMC                        5.20        05/01/31       467,345
   250,000  SALT RIVER PROJECT AZ
            AGRICULTURAL IMPROVEMENT &
            POWER DISTRIBUTION ELECTRICAL
            SYSTEM REVENUE SERIES A                5.00        01/01/20       246,680
   550,000  TEMPE AZ GO SERIES A                   4.00        07/01/18       478,302
   500,000  TUSCON AZ STREET & HIGHWAY
            USER REVENUE SENIOR LIEN
            SERIES 1994-C FGIC INSURED             7.00        07/01/12       608,785
   500,000  YAVAPAI COUNTY AZ IDA CITIZENS
            UTILITIES COMPANY PROJECT              5.45        06/01/33       433,860

                                                                           15,626,143
                                                                          -----------
COLORADO - 1.79%
   400,000  COLORADO HFFA REVENUE
            STEAMBOAT SPRINGS HEALTH
            PROJECT                                5.70        09/15/23       326,828
                                                                          -----------
GUAM - 4.00%
   700,000  GUAM HOUSING CORPORATION SFMR
            MORTGAGE GUARANTEED SERIES A
            COLLATERALIZED BY FHLMC                5.75        09/01/31       732,137
                                                                          -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   ARIZONA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
ILLINOIS - 0.74%
$  370,000  OGLE & WINNEBAGO COUNTIES IL
            SCHOOL DISTRICT NO 223 CAPITAL
            APPRECIATION FSA INSURED               5.84%[::]   12/01/19   $   134,998
                                                                          -----------
MINNESOTA - 2.76%
   500,000  MINNESOTA IRON RANGE RESOURCES
            & REHABILITATION GROSS REVENUE
            GIANTS RIDGE RECREATIONAL AREA         7.50        11/01/25       503,825
                                                                          -----------
PUERTO RICO - 1.69%
   300,000  CHILDRENS TRUST FUND TOBACCO
            SETTLEMENT REVENUE                     6.00        07/01/26       309,264
                                                                          -----------

                                                                           17,633,195
TOTAL MUNICIPAL BONDS (COST $17,620,721)
                                                                          -----------

SHARES
CLOSED END MUTUAL FUNDS - 2.38%
     5,720  DREYFUS MUNICIPAL INCOME FUND                                      45,760
     4,636  DREYFUS STRATEGIC MUNICIPAL
            BOND FUND                                                          39,406
     8,383  DREYFUS STRATEGIC MUNICIPALS
            FUND                                                               72,303
     1,608  MUNICIPAL ADVANTAGE FUND
            INCORPORATED                                                       19,497
     5,250  MUNICIPAL PARTNERS FUND                                            63,328
     4,833  NUVEEN INSURED MUNICIPAL
            OPPORTUNITY FUND                                                   65,548
     4,772  NUVEEN PREMIUM INCOME
            MUNICIPAL FUND                                                     61,738
     1,048  VAN KAMPEN ADVANTAGE MUNICIPAL
            INCOME TRUST II                                                    12,445
     3,850  VAN KAMPEN TRUST FOR
            INVESTMENT GRADE MUNICIPALS                                        54,516

                                                                              434,541
TOTAL CLOSED END MUTUAL FUNDS (COST
$405,360)
                                                                          -----------
SHORT-TERM INVESTMENTS - 1.18%
   215,411  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET TRUST FUND+X+
            (COST $215,411)                                                   215,411
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $18,241,492)*                        100.06% $18,283,147
OTHER ASSETS AND LIABILITIES NET            (0.06)     (10,417)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $18,272,730
                                          -------  -----------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $480,637
GROSS UNREALIZED DEPRECIATION                       (438,982)
                                                    --------
NET UNREALIZED APPRECIATION                         $ 41,655

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 97.48%
CALIFORNIA - 90.45%
$1,100,000  ABAG FINANCIAL AUTHORITY FOR
            NONPROFIT CORPORATION CA COP
            EPISCOPAL HOMES FOUNDATION             5.00%       07/01/07   $ 1,119,547
 1,105,000  ABAG FINANCIAL AUTHORITY FOR
            NONPROFIT CORPORATION CA COP
            EPISCOPAL HOMES FOUNDATION             5.00        07/01/08     1,121,575
 1,000,000  CALIFORNIA STATE GO VETERANS
            BONDS SERIES BL                        4.95        12/01/07     1,031,880
 1,250,000  CALIFORNIA STATE PUBLIC WORKS
            BOARD LEASE REVENUE DEPARTMENT
            OF CORRECTIONS SERIES C                5.25        11/01/08     1,338,550
 1,250,000  CALIFORNIA STATEWIDE
            COMMUNITIES DEVELOPMENT
            AUTHORITY COP HEALTH
            FACILITIES LOS ANGELES AIDS
            PROJECT                                6.20        08/01/12     1,307,162
 1,000,000  CALIFORNIA STATEWIDE
            COMMUNITIES DEVELOPMENT
            AUTHORITY MFHR IVY HILL
            APARTMENTS PROJECT SERIES I-S          4.90        02/01/33     1,004,510
 2,060,000  CALIFORNIA STATEWIDE
            COMMUNITIES DEVELOPMENT
            AUTHORITY REVENUE COP
            HUNTINGTON MEMORIAL HOSPITAL
            CONNIE LEE INSURED                     5.25        07/01/05     2,164,339
 1,000,000  CENTRAL VALLEY FINANCE
            AUTHORITY COGENERATION PROJECT
            REVENUE CARSON ICE GENERAL
            PROJECT MBIA INSURED                   5.25        07/01/10     1,072,310
 1,000,000  CONTRA COSTA COUNTY CA COP
            MERRITHEW MEMORIAL HOSPITAL
            PROJECT MBIA INSURED                   5.25        11/01/10     1,072,990
 1,000,000  EAST BAY CA MUNICIPAL
            UTILITIES DISTRICT WATER
            SYSTEM REVENUE MBIA INSURED            5.20        06/01/08     1,035,860
 1,000,000  EAST BAY-DELTA CA HFA PASS
            THROUGH OBLIGATION LEASE
            PURCHASE PROJECT SERIES A MBIA
            INSURED                                4.75        06/01/05     1,020,340
   685,000  FOSTER CITY CA PFA REVENUE
            FOSTER CITY COMMUNITY
            DEVELOPMENT PROJECT LN-A               5.40        09/01/01       690,788
 1,000,000  LOS ANGELES CA AIRPORT REVENUE
            SERIES A FGIC INSURED                  6.00        05/15/05     1,079,950
 1,300,000  LOS ANGELES CA WASTEWATER
            SYSTEMS REVENUE SERIES A MBIA
            INSURED                                8.50        06/01/03     1,434,823
 1,460,000  LOS ANGELES CA WATER & POWER
            DEPARTMENT ELECTRIC PLANT
            REVENUE                                9.00        10/15/03     1,647,741
 2,000,000  LOS ANGELES CA WATER & POWER
            DEPARTMENT ELECTRIC PLANT
            REVENUE                                6.10        02/01/09     2,081,240
 2,000,000  NORTHERN CALIFORNIA POWER
            AGENCY MULTIPLE CAPITAL
            FACILITIES REVENUE UNREFUNDED
            BALANCE CROSSOVER REFUNDING
            9/3/02 @ 102                           6.54        08/01/25     2,108,180
 1,000,000  ORANGE COUNTY CA PFA WASTE
            MANAGEMENT SYSTEM REVENUE              5.75        12/01/10     1,098,270
 1,000,000  ORANGE COUNTY CA RECOVERY COP
            SERIES A                               5.60        07/01/09     1,085,120
   520,000  SACRAMENTO CA SCHOOL INSURANCE
            AUTHORITY REVENUE WORKERS
            COMPENSATION SERIES C                  5.75        06/01/03       530,821
 1,090,000  SAN FRANCISCO CA CITY & COUNTY
            INTERNATIONAL AIRPORT REVENUE
            2ND SERIES ISSUE 13B MBIA
            INSURED                                8.00        05/01/05     1,247,995
   650,000  SAN FRANCISCO CA CITY & COUNTY
            INTERNATIONAL AIRPORT REVENUE
            2ND SERIES ISSUE 14A MBIA
            INSURED                                8.00        05/01/05       744,218
   500,000  SANTA MONICA CA WASTEWATER
            ENTERPRISE REVENUE HYPERION
            PROJECT AMBAC INSURED                 12.00        01/01/01       500,220
   875,000  SOLANO COUNTY CA COP JUSTICE
            FACILITIES & PUBLIC BUILDING
            PROJECT                                5.88        10/01/05       892,754
   925,000  SOUTH ORANGE COUNTY CA PFA
            SPECIAL TAX REVENUE FOOTHILL
            AREA PROJECT SERIES C PAINE
            WEBBER INCORPORATED LOC                6.50        08/15/10     1,089,595
   800,000  SOUTHERN CALIFORNIA PUBLIC
            POWER AUTHORITY MULTI PROJECTS         6.88        07/01/03       817,712
 2,000,000  SOUTHERN CALIFORNIA RAPID
            TRANSIT DISTRICT COP WORKERS
            COMPENSATION REMARKETED 2/1/91
            MBIA INSURED                           7.50        07/01/05     2,085,760
 1,000,000  UNIVERSITY OF CALIFORNIA
            EDUCATIONAL FACILITIES REVENUE
            SERIES B                               6.50        09/01/03     1,068,450

                                                                           33,492,700
                                                                          -----------
GUAM - 2.86%
 1,000,000  GUAM POWER AUTHORITY REVENUE
            SERIES A                               6.30        10/01/22     1,060,370
                                                                          -----------
PUERTO RICO - 4.17%
   500,000  CHILDREN'S TRUST FUND PUTTERS
            SERIES 149 MORGAN GUARANTY
            TRUST LOC+                             4.30        07/01/08       500,000

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
PUERTO RICO (continued)
$1,000,000  COMMONWEALTH OF PUERTO RICO
            MUNICIPAL FINANCE AGENCY
            SERIES B FSA INSURED                   5.00%       08/01/05   $ 1,043,640

                                                                            1,543,640
                                                                          -----------

                                                                           36,096,710
TOTAL MUNICIPAL BONDS (COST $35,644,953)
                                                                          -----------
SHORT-TERM INVESTMENTS - 1.34%
   495,000  WELLS FARGO CALIFORNIA TAX
            FREE MONEY MARKET FUND+X+
            (COST $495,000)                                                   495,000
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $36,139,953)*                         98.82% $36,591,710
OTHER ASSETS AND LIABILITIES, NET            1.18      435,280
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $37,026,990
                                          -------  -----------

  +  VARIABLE RATE SECURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $508,163
GROSS UNREALIZED DEPRECIATION                       (56,406)
                                                    -------
NET UNREALIZED APPRECIATION                         $451,757

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS - 96.33%
CALIFORNIA - 95.51%
$ 1,500,000  A B C CA SCHOOL DISTRICT
             SERIES B                               5.60%[::]   08/01/18   $    604,950
  1,500,000  A B C CA SCHOOL DISTRICT FGIC
             INSURED                                5.58[::]   08/01/31         293,670
  1,000,000  ABAG FINANCE AUTHORITY FOR
             NONPROFIT CORPORATIONS CA COP
             CHANNING HOUSE                         5.38        02/15/19        888,920
  6,200,000  ABAG FINANCE AUTHORITY FOR
             NONPROFIT CORPORATIONS CA COP
             CHANNING HOUSE                         5.50        02/15/29      5,425,000
  1,000,000  ABAG FINANCIAL AUTHORITY FOR
             NONPROFIT CORPORATIONS CA COP
             EPISCOPAL HOMES FOUNDATION             5.13        07/01/13        982,350
  2,000,000  ABAG FINANCE AUTHORITY FOR
             NONPROFIT CORPORATIONS CA COP
             STANFORD UNIVERSITY HOSPITAL           5.50        11/01/13      2,143,400
  2,000,000  ADELANTO CA SCHOOL DISTRICT
             REVENUE CAPITAL APPRECIATION
             SERIES A MBIA INSURED                  5.65[::]   09/01/19         757,200
  2,450,000  ALTA LOMA CA SCHOOL DISTRICT
             CAPITAL APPRECIATION SERIES A
             FGIC INSURED                           5.66[::]   08/01/20         879,329
  1,500,000  ANAHEIM CA PFA LEASE REVENUE
             CAPITAL APPRECIATION
             IMPROVEMENTS PROJECT SERIES C
             FSA INSURED                            5.86[::]   09/01/22         476,700
  3,620,000  ANTIOCH CA PFA WATER REVENUE
             WATER TREATMENT PLANT PROJECT
             MBIA INSURED                           5.63        07/01/14      3,746,881
  4,345,000  AZTEC SHOPS LIMITED CA
             AUXILIARY STUDENT ORGANIZATION         5.88        09/01/20      4,356,558
  4,455,000  AZTEC SHOPS LIMITED CA
             AUXILIARY STUDENT ORGANIZATION         6.00        09/01/31      4,478,611
  2,545,000  BONITA CA USD COP MBIA INSURED         5.63        05/01/10      2,692,330
  1,300,000  BURBANK GLENDALE PASADENA
             AIRPORT REVENUE AMBAC INSURED          6.40        06/01/10      1,341,574
    425,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             CHAPMAN COLLEGE PROJECT                7.30        01/01/02        425,081
  1,500,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             COLLEGE & UNIVERSITY PROJECT
             SERIES B                               5.13        04/01/17      1,404,705
  1,000,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             DOMINICAN UNIVERSITY PROJECT           5.75        12/01/30      1,005,200
  2,000,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             KECK GRADUATE INSTITUTE                6.75        06/01/30      2,142,720
  2,035,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             LA COLLEGE OF CHIROPRACTIC             5.60        11/01/17      2,016,889
    110,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             LOYOLA MARYMOUNT UNIVERSITY
             PREREFUNDED 10/1/01 @ 100              6.00        10/01/14        111,902
    240,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             LOYOLA MARYMOUNT UNIVERSITY
             UNREFUNDED BALANCE                     6.00        10/01/14        243,331
     50,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             POMONA COLLEGE INSURED                 6.13        02/15/08         52,108
  1,000,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             POOLED COLLEGE & UNIVERSITY
             PROJECT SERIES B                       5.25        04/01/24        920,600
  1,125,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             UNIVERSITY OF SAN DIEGO AMBAC
             INSURED                                5.65[::]   10/01/19         424,080
  5,000,000  CALIFORNIA STATE DWR CENTRAL
             VALLEY PROJECT REVENUE
             SERIES J-2                             6.00        12/01/07      5,580,050
  3,235,000  CALIFORNIA STATE DWR CENTRAL
             VALLEY PROJECT REVENUE
             SERIES O                               4.75        12/01/17      3,197,830
  5,000,000  CALIFORNIA STATE GO                    5.00        02/01/20      4,995,500
 10,000,000  CALIFORNIA STATE GO                    4.75        04/01/22      9,589,600
  2,000,000  CALIFORNIA STATE GO                    5.00        08/01/24      1,986,220
  2,000,000  CALIFORNIA STATE GO                    4.75        12/01/28      1,881,860
  7,675,000  CALIFORNIA STATE GO FGIC
             INSURED                                4.50        12/01/24      7,048,413
    165,000  CALIFORNIA STATE GO UNREFUNDED
             BALANCE AMBAC INSURED                  5.75        03/01/15        173,803
  1,380,000  CALIFORNIA STATE HFA HOME
             MORTGAGE REVENUE SERIES A
             MULTIPLE CREDIT ENHANCEMENTS           7.35        08/01/11      1,410,526
    140,000  CALIFORNIA STATE HFA INSURED
             HOUSING REVENUE AMT SERIES C
             MBIA INSURED                           7.00        08/01/23        144,609
    500,000  CALIFORNIA STATE HFA
             MULTI-UNIT HOME RENTAL
             MORTGAGE REVENUE SERIES B-II           6.70        08/01/15        519,915
    500,000  CALIFORNIA STATE HFA
             MULTI-UNIT HOME RENTAL
             MORTGAGE REVENUE SERIES C-II           6.85        08/01/15        519,045
  2,825,000  CALIFORNIA STATE HFA
             MULTI-UNIT RENTAL HOUSING
             REVENUE SERIES A                       5.50        08/01/15      2,794,151
 20,000,000  CALIFORNIA STATE HFA REVENUE
             HOME MORTGAGE PROJECT
             SERIES T MBIA INSURED                  6.15[::]   02/01/32       3,079,200
  7,200,000  CALIFORNIA STATE HFA REVENUE
             SFHR HOME MORTGAGE SERIES N            5.25        08/01/29      7,002,360

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$ 3,960,000  CALIFORNIA STATE HFA SERIES L
             MBIA INSURED                           6.40%       08/01/27   $  4,183,463
  5,000,000  CALIFORNIA STATE HFA SERIES Y
             FSA INSURED                            6.25[::]   08/01/31         785,350
  3,000,000  CALIFORNIA STATE HFA SFMR
             SERIES B AMBAC INSURED                 5.15        02/01/18      2,983,680
  4,600,000  CALIFORNIA STATE HFA SFMR
             SERIES M MBIA INSURED                  5.60        08/01/29      4,655,246
  6,000,000  CALIFORNIA STATE HFFA HEALTH
             CARE REVENUE SUTTER HEALTH
             PROJECT SERIES A                       6.25        08/15/31      6,396,360
  2,000,000  CALIFORNIA STATE HFFA REVENUE
             CATHOLIC HEALTHCARE WEST AMBAC
             INSURED                                5.75        07/01/15      2,127,740
  1,500,000  CALIFORNIA STATE HFFA REVENUE
             KAISER PERMANENTE SERIES A             6.25        03/01/21      1,532,385
  3,500,000  CALIFORNIA STATE HFFA REVENUE
             SAN DIEGO HOSPITAL ASSOCIATION
             SERIES A MBIA INSURED                  6.20        08/01/12      3,676,295
  1,795,000  CALIFORNIA STATE HFFA REVENUE
             SCRIPPS MEMORIAL HOSPITAL              6.25        10/01/13      1,858,094
  2,000,000  CALIFORNIA STATE HFFA REVENUE
             SCRIPPS MEMORIAL HOSPITAL
             SERIES A MBIA INSURED                  6.40        10/01/12      2,113,540
  2,000,000  CALIFORNIA STATE HFFA REVENUE
             SCRIPPS RESEARCH INSTITUTE
             SERIES A                               6.63        07/01/14      2,147,000
  1,750,000  CALIFORNIA STATE HFFA REVENUE
             SMALL INSURED HEALTH
             FACILITIES SERIES A CALIFORNIA
             MORTGAGE INSURANCE LOC                 6.75        03/01/20      1,822,835
  3,500,000  CALIFORNIA STATE HFFA REVENUE
             SUTTER HEALTH PROJECT
             SERIES A                               5.00        08/15/37      3,424,960
  2,750,000  CALIFORNIA STATE HFFA REVENUE
             SUTTER HEALTH PROJECT
             SERIES C                               5.13        08/15/22      2,760,285
  1,000,000  CALIFORNIA STATE HFFA REVENUE
             VALLEYCARE HEALTH FACILITIES
             CALIFORNIA MORTGAGE INSURANCE
             LOC                                    6.50        05/01/05      1,049,830
  5,000,000  CALIFORNIA STATE
             INFRASTRUCTURE & ECONOMIC
             DEVELOPMENT BANK REVENUE MBIA
             INSURED                                5.50        06/01/25      5,210,900
  1,275,000  CALIFORNIA STATE
             INFRASTRUCTURE & ECONOMIC
             DEVELOPMENT BANK REVENUE
             SCRIPPS RESEARCH INSTITUTE
             SERIES A                               5.75        07/01/30      1,343,850
  1,000,000  CALIFORNIA STATE PCFA PACIFIC
             GAS & ELECTRIC COMPANY
             SERIES A                               6.80        06/01/15      1,076,430
  1,445,000  CALIFORNIA STATE PCFA PACIFIC
             GAS & ELECTRIC COMPANY
             SERIES A AMT                           6.63        06/01/09      1,406,375
  2,500,000  CALIFORNIA STATE PCFA PACIFIC
             GAS & ELECTRIC COMPANY
             SERIES B AMT                           6.35        06/01/09      2,397,725
  1,000,000  CALIFORNIA STATE PUBLIC WORKS
             BOARD LEASE REVENUE COMMUNITY
             COLLEGES SERIES A                      6.63        09/01/07      1,039,030
  4,535,000  CALIFORNIA STATE RURAL HOME
             MORTGAGE FINANCE AUTHORITY
             SFMR                                   6.35        12/01/29      4,953,989
  2,500,000  CALIFORNIA STATE RURAL HOME
             MORTGAGE FINANCE AUTHORITY
             SFMR SERIES B                          6.25        12/01/31      2,681,475
  5,000,000  CALIFORNIA STATE
             UNIVERSITIES & COLLEGES
             HOUSING SYSTEM FGIC INSURED            5.80        11/01/17      5,315,100
  6,000,000  CALIFORNIA STATEWIDE CDA COP
             THE INTERNEXT GROUP                    5.38        04/01/17      5,670,000
  2,000,000  CALIFORNIA STATEWIDE CDA COP
             THE INTERNEXT GROUP                    5.38        04/01/30      1,800,560
  2,750,000  CALIFORNIA STATEWIDE CDA LEASE
             REVENUE OAKLAND CONVENTION
             CENTERS PROJECT AMBAC INSURED          6.00        10/01/10      2,892,972
  2,010,000  CALIFORNIA STATEWIDE CDA MHFR
             SERIES T                               6.10        12/20/35      2,075,606
  9,330,000  CALIFORNIA STATEWIDE CDA
             REVENUE COP CATHOLIC
             HEALTHCARE WEST                        6.50        07/01/20      9,329,907
  2,700,000  CALIFORNIA STATEWIDE CDA
             REVENUE COP CHILDRENS HOSPITAL
             LOS ANGELES                            5.25        08/15/29      2,719,521
    500,000  CALIFORNIA STATEWIDE CDA
             REVENUE COP HEALTH FACILITIES
             BARTON MEMORIAL HOSPITAL LOC
             BANQUE NATIONALE DE PARIS              6.40        12/01/05        528,655
  3,310,000  CALIFORNIA STATEWIDE CDA
             REVENUE COP HOSPITALS
             CEDARS-SINAI MEDICAL CENTER            6.50        08/01/12      3,707,068
  1,500,000  CALIFORNIA STATEWIDE CDA
             REVENUE COP SUTTER HEALTH
             OBLIGATED GROUP AMBAC INSURED          6.00        08/15/09      1,574,625
  2,000,000  CALIFORNIA STATEWIDE CDA
             REVENUE CHILDREN'S HOSPITAL
             MBIA INSURED                           5.25        08/15/29      2,014,460
  1,935,000  CALIFORNIA STATEWIDE CDA WATER
             REVENUE SERIES A                       6.00        07/01/10      2,069,328
    200,000  CAPITOL AREA DEVELOPMENT
             AUTHORITY CA LEASE REVENUE
             SERIES A MBIA INSURED                  6.50        04/01/12        209,804
  2,730,000  CARLSBAD CA USD GO FGIC
             INSURED                                5.45[::]   05/01/22         884,848
  5,000,000  CENTER CA USD CAPITAL
             APPRECIATION SERIES C MBIA
             INSURED                                5.70[::]   09/01/21       1,685,450
  3,000,000  CENTRAL CA JOINT POWERS HEALTH
             FINANCING AUTHORITY COP
             COMMUNITY HOSPITALS OF CENTRAL
             CALIFORNIA                             6.00        02/01/30      3,073,050
  1,800,000  CHINO BASIN CA REGIONAL
             FINANCING AUTHORITY REVENUE
             MUNICIPAL WATER DISTRICT SEWER
             SYSTEMS PROJECT AMBAC INSURED          6.00        08/01/16      1,936,584
    400,000  CHULA VISTA CA COP TOWN CENTRE
             II PARKING PROJECT RDA                 6.00        09/01/07        422,436

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$   735,000  CHULA VISTA CA COP TOWN CENTRE
             II PARKING PROJECT RDA                 6.00%       09/01/08   $    775,278
    820,000  CHULA VISTA CA COP TOWN CENTRE
             II PARKING PROJECT RDA                 6.00        09/01/10        862,804
    570,000  CHULA VISTA CA COP TOWN CENTRE
             II PARKING PROJECT RDA                 6.00        09/01/11        599,754
  2,000,000  COACHELLA CA WATER REVENUE COP
             FSA INSURED                            6.10        03/01/22      2,070,320
    270,000  CONTRA COSTA COUNTY CA HOME
             MORTGAGE REVENUE AMT ESCROWED
             TO MATURITY                            7.75        05/01/22        353,832
  3,500,000  CONTRA COSTA COUNTY CA PFA TAX
             ALLOCATION REVENUE                     5.25        08/01/28      3,324,020
  2,755,000  CONTRA COSTA COUNTY CA
             TRANSPORTATION AUTHORITY SALES
             TAX REVENUE SERIES A ESCROWED
             TO MATURITY                            6.50        03/01/09      2,876,303
  4,000,000  CONTRA COSTA COUNTY CA
             TRANSPORTATION AUTHORITY SALES
             TAX REVENUE SERIES A FGIC
             INSURED                                5.50        03/01/08      4,207,800
  1,505,000  CORONA CA PFA WATER REVENUE
             FGIC INSURED                           4.75        09/01/18      1,476,676
  1,250,000  CUCAMONGA CA COUNTY WATER
             DISTRICT COP REFINANCING
             FACILITIES FGIC INSURED                6.30        09/01/12      1,293,363
  1,000,000  CUPERTINO CA COP SERIES B              6.25        07/01/10      1,048,990
  1,500,000  DRY CREEK CA JOINT ELEMENTARY
             SCHOOL DISTRICT CAPITAL
             APPRECIATION SERIES A FSA
             INSURED                                5.52[::]   08/01/18         604,950
  1,355,000  DUARTE CA COP CITY OF HOPE
             NATIONAL MEDICAL CENTER                6.13        04/01/13      1,446,977
  2,000,000  DUARTE CA COP SERIES A                 5.25        04/01/19      1,956,200
  5,250,000  DUARTE CA COP SERIES A                 5.25        04/01/24      4,802,123
  4,000,000  DUARTE CA REDEVELOPMENT AGENCY
             TAX ALLOCATION                         6.60[::]   12/01/16       1,592,200
  1,500,000  EAST BAY CA MUD WASTEWATER
             TREATMENT SYSTEMS REVENUE
             AMBAC INSURED                          6.00        06/01/09      1,571,295
  2,000,000  EAST BAY CA MUD WASTEWATER
             TREATMENT SYSTEMS REVENUE MBIA
             INSURED                                4.75        06/01/28      1,896,600
  3,300,000  EAST PALO ALTO CA
             REDEVELOPMENT AGENCY TAX
             UNIVERSAL CIRCLE GATEWAY               6.63        10/01/29      3,513,873
  5,185,000  EAST SIDE CA USD SANTA CLARA
             COUNTY GO SERIES A MBIA
             INSURED                                5.75[::]   09/01/19       1,937,842
  5,420,000  EAST SIDE CA USD SANTA CLARA
             COUNTY GO SERIES A MBIA
             INSURED                                5.80[::]   09/01/20       1,900,144
  2,785,000  ELK GROVE CA USD SPECIAL TAX
             MBIA INSURED                           5.10[::]   12/01/15       1,296,501
  2,455,000  EMERYVILLE CA PFA REVENUE              6.35        05/01/10      2,568,961
    500,000  EMERYVILLE CA PFA REVENUE              5.75        09/02/14        510,040
  1,750,000  EMERYVILLE CA PFA REVENUE              5.90        09/02/21      1,756,230
  1,500,000  ENCINITAS CA USD MBIA INSURED          5.52[::]   08/01/18         604,950
  2,000,000  ESCONDIDO CA PFA LEASE REVENUE
             CA CENTER FOR THE ARTS AMBAC
             INSURED                                6.00        09/01/18      2,178,740
  2,000,000  ESCONDIDO CA PFA LEASE REVENUE
             ESCONDIDO CIVIC CENTER PROJECT
             SERIES B AMBAC INSURED                 6.13        09/01/11      2,238,600
  1,285,000  FONTANA CA RDA TAX ALLOCATION
             JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A                       5.50        10/01/17      1,269,657
  4,040,000  FONTANA CA RDA TAX ALLOCATION
             JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A                       5.50        10/01/27      3,881,188
  4,785,000  FONTANA CA RDA TAX ALLOCATION
             JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A                       5.60        10/01/27      4,681,979
  3,000,000  FONTANA CA USD SERIES C FGIC
             INSURED                                6.15        05/01/20      3,303,150
  1,000,000  FRESNO CA COP STREET
             IMPROVEMENT PROJECT                    6.63        12/01/11      1,038,640
  2,000,000  FRESNO CA JOINT POWERS
             FINANCING AUTHORITY STREET
             LIGHT ACQUISITION PROJECT
             SERIES A                               5.50        08/01/12      2,050,860
  2,000,000  FRESNO CA USD SERIES A MBIA
             INSURED                                5.70        08/01/15      2,091,080
  1,855,000  FRESNO CA USD SERIES C MBIA
             INSURED                                5.90        02/01/18      2,125,292
  2,000,000  FRESNO CA WATER SYSTEMS
             REVENUE SERIES A FGIC INSURED          5.00        06/01/24      1,989,000
  1,250,000  FRESNO COUNTY CA SOLID WASTE
             REVENUE AMERICAN AVENUE
             LANDFILL PROJECT MBIA INSURED          5.75        05/15/14      1,333,000
  1,000,000  GLENDALE CA RDFA TAX
             ALLOCATION REVENUE AMBAC
             INSURED                                5.50        12/01/11      1,049,120
  1,000,000  GLENDALE CA USD SERIES A FGIC
             INSURED                                5.75        09/01/17      1,074,010
  2,420,000  GOLDEN WEST CA SCHOOLS
             FINANCING AUTHORITY REVENUE
             CAPITAL APPRECIATION SERIES A
             MBIA INSURED                           5.42[::]   08/01/15       1,182,412
  2,500,000  HAWAIIAN GARDENS CA
             REDEVELOPMENT AGENCY                   6.00        12/01/13      2,656,375

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$ 4,500,000  HAWTHORNE CA SCHOOL DISTRICT
             COP FSA INSURED                        6.00[::]   11/01/25    $  3,523,545
    575,000  HUNTINGTON BEACH CA PFA
             REVENUE                                6.55        08/01/01        581,434
  2,800,000  HUNTINGTON BEACH CA PFA
             REVENUE                                7.00        08/01/10      2,919,476
  1,000,000  INDIAN WELLS CA RDFA TAX
             ALLOCATION WHITEWATER PROJECT
             MBIA INSURED                           6.00        12/01/14      1,054,760
    500,000  INDUSTRY CA URBAN DEVELOPMENT
             AGENCY                                 6.70        11/01/03        520,100
  1,280,000  INDUSTRY CA URBAN DEVELOPMENT
             AGENCY                                 6.85        11/01/04      1,339,750
  1,555,000  INGLEWOOD CA REDEVELOPMENT
             AGENCY TAX ALLOCATION
             SERIES A AMBAC INSURED                 5.25        05/01/17      1,668,266
    270,000  JAMUL-DULZURA CA USD SERIES C          6.40        08/01/16        282,714
  2,000,000  JURUPA CA COMMUNITY SERVICES
             SPECIAL TAX FSA INSURED                4.75        09/01/18      1,962,360
  2,000,000  KERN CA HIGH SCHOOL DISTRICT
             SERIES D MBIA INSURED                  5.60        08/01/12      2,252,800
  1,185,000  LA VERNE CA COP CAPITAL
             IMPROVEMENTS PROJECT                   5.70        06/01/15      1,207,610
  3,035,000  LAGUNA SALADA CA USD SERIES B
             FGIC INSURED                           5.30[::]   08/01/22         970,805
  4,000,000  LAKE ELSINORE CA PFA TAX
             ALLOCATION REVENUE SERIES A            5.50        09/01/30      3,825,240
  1,190,000  LARKSPUR CA SCHOOL DISTRICT
             SERIES A FGIC INSURED                  5.78[::]   08/01/23         360,284
  3,000,000  LONG BEACH CA FINANCING
             AUTHORITY REVENUE AMBAC
             INSURED                                6.00        11/01/08      3,376,500
  1,500,000  LONG BEACH CA FINANCING
             AUTHORITY REVENUE AMBAC
             INSURED                                6.00        11/01/17      1,746,075
  2,900,000  LOS ANGELES CA AIRPORT REVENUE
             SERIES A FGIC INSURED                  5.50        05/15/08      3,081,743
  4,695,000  LOS ANGELES CA DW&P ELECTRIC
             PLANT REVENUE                          5.70        09/01/11      4,933,741
    200,000  LOS ANGELES CA DW&P ELECTRIC
             PLANT REVENUE                          6.38        02/01/20        208,004
  3,000,000  LOS ANGELES CA DW&P ELECTRIC
             PLANT REVENUE                          5.00        10/15/33      2,938,200
  2,000,000  LOS ANGELES CA DW&P ELECTRIC
             PLANT REVENUE SECOND ISSUE             5.75        08/15/11      2,079,760
  6,300,000  LOS ANGELES CA DW&P ELECTRIC
             PLANT REVENUE SECOND ISSUE             6.80        06/01/31      6,505,254
  3,000,000  LOS ANGELES CA DW&P WATERWORKS
             REVENUE                                5.70        04/15/09      3,145,710
  2,775,000  LOS ANGELES CA HARBOR
             DEPARTMENT REVENUE SERIES B            6.50        08/01/13      2,907,701
  4,745,000  LOS ANGELES CA HARBOR
             DEPARTMENT REVENUE SERIES B            5.38        11/01/15      4,889,912
  2,465,000  LOS ANGELES CA HARBOR
             DEPARTMENT REVENUE SERIES B            5.38        11/01/23      2,485,977
    340,000  LOS ANGELES CA MUNICIPAL
             IMPROVEMENT CORPORATION LEASE
             REVENUE CENTRAL LIBRARY
             PROJECT SERIES A                       6.30        06/01/16        353,212
  2,200,000  LOS ANGELES CA USD COP
             MULTIPLE PROPERTIES PROJECT
             SERIES A FSA INSURED                   5.50        10/01/10      2,375,846
  1,000,000  LOS ANGELES CA WASTEWATER
             SYSTEM REVENUE SERIES A FGIC
             INSURED                                4.75        06/01/18        979,080
  5,300,000  LOS ANGELES COUNTY CA
             METROPOLITAN TRANSPORTATION
             AUTHORITY SALES TAX REVENUE
             SECOND SERIES SERIES A MBIA
             INSURED                                4.75        07/01/20      5,128,439
  1,000,000  LOS ANGELES COUNTY CA
             METROPOLITAN TRANSPORTATION
             AUTHORITY SALES TAX REVENUE
             SERIES B FSA INSURED                   4.75        07/01/19        973,580
  1,160,000  LOS ANGELES COUNTY CA
             REGIONALIZED BUSINESS SERVICES
             COP SERIES A AMBAC INSURED             5.97[::]   08/01/26         298,178
    480,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX REVENUE SERIES B
             FGIC INSURED                           6.50        07/01/15        495,355
  1,370,000  MADERA CA RDFA TAX ALLOCATION
             REVENUE FGIC INSURED                   5.75        09/01/11      1,446,145
  1,165,000  MAMMOTH CA USD MBIA INSURED            5.65[::]   08/01/19         442,980
  1,000,000  MARIN CA EMERGENCY RADIO
             AUTHORITY AMBAC INSURED                4.75        08/15/18        978,910
  2,235,000  MERCED CA USD SERIES A FGIC
             INSURED                                5.70[::]   08/01/18         901,376
    805,000  MERCED COUNTY CA COP FSA
             INSURED                                6.00        10/01/12        833,924
  1,000,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CA WATER WORKS
             REVENUE SERIES A                       5.75        07/01/13      1,050,120
  2,370,000  MID PENINSULA CA REGIONAL OPEN
             SPACE DISTRICT AMBAC INSURED           5.30[::]   09/01/17         970,112
  2,490,000  MID PENINSULA CA REGIONAL OPEN
             SPACE DISTRICT AMBAC INSURED           5.30[::]   09/01/18         954,492
  2,005,000  MID PENINSULA CA REGIONAL OPEN
             SPACE DISTRICT AMBAC INSURED           5.74[::]   09/01/28         427,907
  2,000,000  MID PENINSULA CA REGIONAL OPEN
             SPACE DISTRICT PROMISSORY
             NOTES                                  7.00        09/01/14      2,188,460
  3,725,000  MONROVIA CA USD SERIES B FGIC
             INSURED                                5.62[::]   08/01/25       1,009,699

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$ 1,260,000  MOUNTAIN VIEW LOS ALTOS CA USD
             SERIES D FSA INSURED                   5.91[::]   08/01/19    $    479,102
  1,200,000  MOUNTAIN VIEW LOS ALTOS CA USD
             SERIES D FSA INSURED                   5.95[::]   08/01/21         406,284
    720,000  NATOMAS CA USD SERIES A MBIA
             INSURED                                5.75        09/01/12        758,520
  2,200,000  NEVADA COUNTY CA COP COMMUNITY
             FACILITIES PROJECTS                    6.50        10/01/06      2,298,560
  9,250,000  NORTHERN CALIFORNIA POWER
             AGENCY MULTIPLE CAPITAL
             FACILITIES REVENUE SERIES A
             AMBAC INSURED                          5.00        08/01/25      9,179,700
    570,000  NORTHERN CALIFORNIA POWER
             AGENCY MULTIPLE CAPITAL
             FACILITIES REVENUE SERIES A
             MBIA INSURED                           6.50        08/01/12        604,411
  2,500,000  NORTHERN CALIFORNIA POWER
             AGENCY PUBLIC POWER REVENUE
             HYDROELECTRIC PROJECT
             SERIES A                               5.00        07/01/28      2,474,175
  1,000,000  NUVIEW CA USD                          7.25        02/01/16      1,037,030
  1,465,000  OAKLAND CA FGIC INSURED                6.00        06/15/12      1,533,372
  1,500,000  ONTARIO CA RDFA REVENUE
             PROJECT ONE MBIA INSURED               6.00        08/01/15      1,581,075
  1,000,000  PARAMOUNT CA USD SERIES A FSA
             INSURED                                5.75[::]   09/01/21         337,090
  1,000,000  PARAMOUNT CA USD SERIES A FSA
             INSURED                                5.77[::]   09/01/22         318,470
    165,000  PARLIER CA REDEVELOPMENT
             AGENCY TAX ALLOCATION
             SERIES A                               6.95        08/01/23        173,989
  1,075,000  PARLIER CA REDEVELOPMENT
             AGENCY TAX ALLOCATION
             SERIES A                               6.95        08/01/23      1,146,627
  5,000,000  PICO RIVERA CA WATER SYSTEMS
             PROJECT SERIES A                       5.50        05/01/29      5,416,200
  6,000,000  POMONA CA PFA REVENUE POMONA
             REDEVELOPMENT PROJECT
             SERIES W MBIA INSURED                  5.00        02/01/30      5,927,220
  2,680,000  PONOMA CA USD SERIES A MBIA
             INSURED                                6.55        08/01/29      3,351,313
  1,000,000  PORT OAKLAND CA SPECIAL
             FACILITIES REVENUE MITSUI OSK
             LINES LIMITED SERIES A AMT
             INSURED LOC-IMPERIAL BANK OF
             JAPAN LIMITED                          6.70        01/01/07      1,049,330
  3,380,000  PORT OAKLAND CA SPECIAL
             FACILITIES REVENUE MITSUI OSK
             LINES LIMITED SERIES A AMT
             LOC-IMPERIAL BANK OF JAPAN
             LIMITED                                6.80        01/01/19      3,410,792
  1,325,000  REDDING CA JOINT POWERS
             FINANCE AUTHORITY WASTEWATER
             REVENUE SERIES A FGIC INSURED          6.00        12/01/11      1,394,019
  1,100,000  RICHMOND CA JOINT POWERS
             FINANCE AUTHORITY LEASE AND
             GAS TAX REVENUE SERIES A               5.25        05/15/13      1,134,529
  2,000,000  RICHMOND CA REDEVELOPMENT
             AGENCY HARBOUR PROJECT
             SERIES A MBIA INSURED                  4.75        07/01/23      1,913,640
  2,975,000  RIVERSIDE CA REDEVELOPMENT
             AGENCY TAX CASA BLANCA
             SERIES A AMBAC INSURED                 4.75        08/01/21      2,862,158
  8,595,000  RIVERSIDE COUNTY CA ASSET
             LEASING CORPORATION REVENUE
             RIVERSIDE COUNTY HOSPITAL
             PROJECT MBIA INSURED                   6.01[::]   06/01/26       2,196,108
  5,750,000  RIVERSIDE COUNTY CA ASSET
             LEASING CORPORATION REVENUE
             RIVERSIDE COUNTY HOSPITAL
             PROJECT SERIES A                       6.38        06/01/09      6,059,753
  4,560,000  RIVERSIDE COUNTY CA PFA TAX
             ALLOCATION REVENUE
             REDEVELOPMENT PROJECTS
             SERIES A                               5.50        10/01/22      4,424,568
    170,000  RIVERSIDE COUNTY CA SFMR
             PROJECT A AMT GNMA
             COLLATERALIZED                         6.85        10/01/16        180,108
  1,335,000  ROSEVILLE CA USD CAPITAL
             APPRECIATION SERIES A                  6.30[::]   08/01/06       1,050,765
    800,000  SACRAMENTO CA AIRPORT REVENUE
             SERIES A FGIC INSURED                  6.00        07/01/12        824,056
  1,200,000  SACRAMENTO CA AIRPORT REVENUE
             SERIES A FGIC INSURED                  6.00        07/01/12      1,249,440
      5,000  SACRAMENTO CA FINANCING
             AUTHORITY REVENUE                      6.70        11/01/11          5,186
  1,900,000  SACRAMENTO CA LIGHT RAIL
             TRANSPORTATION PROJECT                 6.75        07/01/07      1,960,705
  1,000,000  SACRAMENTO CA LIGHT RAIL
             TRANSPORTATION PROJECT                 6.00        07/01/12      1,027,070
  2,500,000  SACRAMENTO CA MUD ELECTRIC
             REVENUE SERIES A MBIA INSURED          6.25        08/15/10      2,895,825
    300,000  SACRAMENTO CA MUD ELECTRIC
             REVENUE SERIES C FGIC INSURED          5.75        11/15/08        311,631
  2,400,000  SACRAMENTO CA MUD ELECTRIC
             REVENUE SERIES E MBIA-IBC
             INSURED                                5.70        05/15/12      2,517,096
     50,000  SACRAMENTO CA MUD ELECTRIC
             REVENUE SERIES Z FGIC INSURED          6.45        07/01/10         51,600
  2,000,000  SACRAMENTO COUNTY CA MAIN
             DETENTION FACILITY MBIA
             INSURED                                5.75        06/01/15      2,090,240
  2,870,000  SACRAMENTO COUNTY CA MFHR
             VERANDAS APARTMENTS SERIES H           5.70        03/01/34      2,911,299
    380,000  SAN BERNARDINO COUNTY CA COP
             WEST VALLEY DETENTION CENTER
             MBIA INSURED                           6.50        11/01/12        403,583
  4,000,000  SAN BUENAVENTURA CA COP AMBAC
             INSURED                                6.00        01/01/12      4,213,880

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$ 5,230,000  SAN DIEGO CA CONVENTION CENTER
             EXPANSION FINANCE AUTHORITY
             LEASE REVENUE SERIES A AMBAC
             INSURED                                4.75%       04/01/28   $  4,956,523
  2,700,000  SAN DIEGO CA MFHR SERIES A             5.45        08/20/40      2,632,203
  2,835,000  SAN DIEGO CA PFA SEWER REVENUE
             SERIES A                               5.00        05/15/29      2,804,722
  1,000,000  SAN DIEGO CA REDEVELOPMENT
             AGENCY CENTRE CITY ABMAC
             INSURED                                4.75        09/01/24        954,390
  3,300,000  SAN DIEGO COUNTY CA COP
             BURNHAM INSTITUTE                      6.25        09/01/29      3,419,262
  3,595,000  SAN DIEGO COUNTY CA COP
             DOWNTOWN COURTHOUSE AMBAC
             INSURED                                4.50        05/01/23      3,313,655
  4,500,000  SAN DIEGO COUNTY CA REGIONAL
             TRANSPORTATION COMMUNITY TAX
             REVENUE SERIES A                       6.00        04/01/08      4,608,810
  2,390,000  SAN FRANCISCO CA CITY & COUNTY
             AIRPORT COMMUNITY
             INTERNATIONAL AIRPORT REVENUE
             SERIES 15A FSA INSURED                 5.00        05/01/17      2,360,938
  2,300,000  SAN FRANCISCO CA CITY & COUNTY
             AIRPORT COMMUNITY
             INTERNATIONAL AIRPORT REVENUE
             SERIES 15B                             5.00        05/01/24      2,281,692
  9,245,000  SAN FRANCISCO CA CITY & COUNTY
             AIRPORT COMMUNITY
             INTERNATIONAL AIRPORT REVENUE
             SERIES 23B FGIC INSURED                5.13        05/01/30      9,255,354
  2,250,000  SAN FRANCISCO CA CITY & COUNTY
             REDEVELOPMENT REVENUE
             SERIES D MBIA INSURED                  5.20[::]   08/01/24         644,625
  4,000,000  SAN JOAQUIN HILLS CA
             TRANSPORTATION CORRIDOR AGENCY
             TOLL ROAD                              7.52        01/01/10      4,526,360
  3,300,000  SAN JOSE CA MHFR EL PARADOR
             APARTMENTS SERIES A                    6.20        01/01/41      3,404,775
  2,200,000  SAN JOSE CA RDA TAX ALLOCATION
             MERGED AREA REDEVELOPMENT
             PROJECT AMBAC INSURED                  4.75        08/01/23      2,100,164
  2,000,000  SAN MATEO COUNTY CA JOINT
             POWERS AUTHORITY LEASE REVENUE
             CAPITAL PROJECT SERIES A FSA
             INSURED                                5.00        07/15/29      1,964,140
  4,010,000  SANTA CLARA CA RDFA TAX
             ALLOCATION BAYSHORE NORTH
             PROJECT AMBAC INSURED                  5.75        07/01/14      4,158,370
  4,430,000  SANTA CLARA COUNTY CA EAST
             SIDE UNIFIED HIGH SCHOOL
             DISTRICT SERIES A MBIA INSURED         5.70[::]   09/01/18       1,765,355
  6,250,000  SANTA CLARA COUNTY CA MHFR
             BLOSSOM RIVER APARTMENTS
             SERIES A                               6.50        09/01/39      5,969,750
  2,305,000  SANTA CRUZ COUNTY CA MFHR GNMA
             NORTHGATE APARTMENTS SERIES A          5.50        07/20/40      2,266,207
  1,195,000  SANTA ROSA CA HIGH SCHOOL
             DISTRICT FGIC INSURED                  5.90        05/01/13      1,271,145
  3,000,000  SANTA ROSA CA WASTEWATER
             TREATMENT PLANT SERIES A FGIC
             INSURED                                4.75        09/01/16      2,993,250
  1,550,000  SIMI VALLEY CA USD COP AMBAC
             INSURED                                5.25        08/01/22      1,628,074
  1,000,000  SONOMA VALLEY CA USD FSA
             INSURED                                6.00        07/15/21      1,091,460
  1,100,000  SOUTH COUNTY CA REGIONAL
             WASTEWATER                             4.75        08/01/18      1,079,375
  5,720,000  SOUTH COUNTY CA REGIONAL
             WASTEWATER AUTHORITY REVENUE
             CAPITAL IMPROVEMENT SERIES B
             FGIC INSURED                           5.75        08/01/10      5,959,039
    415,000  SOUTHERN CA HFA SFMR SERIES A
             AMT GNMA COLLATERALIZED                7.63        10/01/22        421,092
  1,000,000  SOUTHERN CA PUBLIC POWER
             PROJECT REVENUE                        6.75        07/01/11      1,189,490
    450,000  SOUTHERN CA STATE HFA SFMR
             SERIES A AMT GNMA/FNMA
             COLLATERALIZED                         6.75        09/01/22        459,828
    360,000  SOUTHERN CA STATE SFMR
             SERIES A AMT GNMA /FNMA
             COLLATERALIZED                         7.35        09/01/24        367,826
     20,000  STOCKTON CA SFMR GOVERNMENT
             AGENCY COLLATERALIZED
             SERIES A                               7.50        02/01/23         21,019
  5,690,000  SULPHUR SPRINGS CA USD
             SERIES A MBIA INSURED                  7.00[::]   09/01/13       3,123,241
  1,000,000  SUNNYVALE CA FINANCING
             AUTHORITY UTILITIES REVENUE
             SOLID WASTE MATERIALS
             SERIES B AMT MBIA INSURED              6.00        10/01/08      1,045,020
  1,000,000  TEMECULA CA COMMUNITY SERVICES
             RECREATIONAL CENTER PROJECT            7.13        10/01/12      1,061,890
  1,000,000  TEMECULA VALLEY CA USD
             SERIES D FGIC INSURED                  6.00        09/01/14      1,050,360
  2,705,000  TORRANCE CA COP AMBAC INSURED          5.75        04/01/16      2,864,027
  5,000,000  TUSTIN CA USD SPECIAL TAX FSA
             INSURED                                4.38        09/01/19      4,616,400
  2,250,000  TWENTYNINE PALMS CA WATER
             DISTRICT COP                           7.00        08/01/17      2,340,068
  3,465,000  UKIAH CA USD GO FGIC INSURED           5.75[::]   08/01/16       1,585,168
  1,000,000  UNION CITY CA COMMUNITY RDFA
             TAX ALLOCATION REVENUE
             COMMUNITY REDEVELOPMENT
             PROJECT AMBAC INSURED                  5.65        10/01/14      1,047,430
  1,000,000  UNIVERSITY OF CALIFORNIA
             REVENUE MULTIPLE PURPOSE
             PROJECTS ABMAC INSURED                 4.75        09/01/15      1,003,260

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$ 3,200,000  UNIVERSITY OF CALIFORNIA
             REVENUE SEISMIC SAFETY PROJECT
             MBIA INSURED                           5.50%       11/01/10   $  3,364,288
  1,000,000  UPLAND CA REDEVELOPMENT AGENCY         4.85        09/01/23        970,220
  1,000,000  VACAVILLE CA PFA TAX
             ALLOCATION REDEVELOPMENT
             PROJECTS MBIA INSURED                  6.35        09/01/22      1,021,640
  3,275,000  VALLEJO CA WATER REVENUE WATER
             IMPROVEMENT PROJECT FSA
             INSURED                                5.70        05/01/16      3,490,462
  2,000,000  VENTURA COUNTY CA COP PUBLIC
             FACILITIES CORPORATION IV              5.75        12/01/06      2,114,080
  2,000,000  VENTURA COUNTY CA COP PUBLIC
             FACILITIES CORPORATION IV              5.75        12/01/07      2,111,260
  1,135,000  WALNUT VALLEY CA USD SERIES C
             FGIC INSURED                           5.75        08/01/15      1,188,061
  1,200,000  WESTMINSTER CA RDFA AMT                6.50        08/01/10      1,216,140
  1,000,000  YOLO COUNTY CA HFA MORTGAGE
             REVENUE FHA COLLATERALIZED             7.20        08/01/33      1,049,060
  1,040,000  YOLO COUNTY CA LIBRARY SPECIAL
             TAX COMMUNITY FACILITIES               6.25        12/01/22      1,083,971
PUERTO RICO - 0.82%
  4,700,000  CHILDRENS TRUST FUND TOBACCO
             SETTLEMENT                             6.00        07/01/26      4,845,136
                                                                           ------------

                                                                            566,061,241
TOTAL MUNICIPAL BONDS (COST $527,749,140)
                                                                           ------------

SHARES
CLOSED END MUTUAL FUNDS - 2.61%
     64,600  BLACK ROCK CALIFORNIA INSURED
             MUNICIPAL 2008 TERM TRUST
             1,009,375
    314,300  MUNIYIELD CALIFORNIA FUND                                        4,439,487
    240,000  MUNIYIELD CALIFORNIA INSURED
             FUND                                                             3,285,600
    182,500  MUNIYIELD CALIFORNIA INSURED
             FUND II                                                          2,634,844
     45,000  PUTNAM CALIFORNIA INVESTMENT
             GRADE MUNICIPAL TRUST                                              669,375
     45,000  VAN KAMPEN CALIFORNIA
             MUNICIPAL INCOME TRUST                                             379,688
    135,000  VAN KAMPEN CALIFORNIA QUALITY
             MUNICIPAL TRUST                                                  2,008,125
     60,100  VAN KAMPEN CALIFORNIA VALUE
             MUNICIPAL INCOME TRUST                                             886,475

                                                                             15,312,969
TOTAL CLOSED END MUTUAL FUNDS (COST
$14,112,903)
                                                                           ------------
SHORT-TERM INVESTMENTS - 0.33%
  1,932,904  WELLS FARGO CALIFORNIA TAX
             FREE MONEY MARKET TRUST
             FUND+X+ (COST $1,932,904)                                        1,932,904
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $543,794,947)*                        99.27% $583,307,114
OTHER ASSETS AND LIABILITIES, NET            0.73     4,302,177
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $587,609,291
                                          -------  ------------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $40,215,080
GROSS UNREALIZED DEPRECIATION                         (702,913)
                                                    ----------
NET UNREALIZED APPRECIATION                         $39,512,167

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 92.69%
COLORADO - 90.52%
$   300,000  ADAMS COUNTY CO SFMR BONDS
             SERIES A2                              8.70%       06/01/12   $   303,867
  1,250,000  ARAPAHOE COUNTY CO UTILITIES
             REVENUE WATER & WASTEWATER
             AUTHORITY REVENUE                      6.25        12/01/20     1,264,688
    500,000  ASPEN VALLEY HOSPITAL DISTRICT
             CO HOSPITAL REVENUE                    6.80        10/15/24       526,810
    300,000  AURORA CO HOUSING AUTHORITY
             FINANCE CORPORATION MFHR
             MOUNTAINVIEW PLACE FHA INSURED         7.13        09/01/22       306,993
  1,035,000  BLACK HAWK CO BUSINESS
             IMPROVEMENTS DISTRICT SPECIAL
             ASSESSMENT REVENUE
             SERIES #97 1                           6.00        12/01/09     1,037,412
    945,000  BLACK HAWK CO BUSINESS
             IMPROVEMENTS DISTRICT SPECIAL
             ASSESSMENT REVENUE
             SERIES #98 1                           7.00        12/01/11       952,749
    140,000  BLACK HAWK CO DEVICE TAX
             REVENUE                                5.60        12/01/04       139,798
    145,000  BLACK HAWK CO DEVICE TAX
             REVENUE                                5.70        12/01/05       144,784
  1,080,000  BOULDER CO STORM WATER & FLOOD
             MANAGEMENT REVENUE REFUNDING &
             IMPROVEMENTS                           5.10        12/01/18     1,084,568
    100,000  BOULDER COUNTY CO MFHR THISTLE
             COMMUNITY HOUSING                      6.00        06/01/11        96,397
  1,000,000  BOULDER COUNTY CO MFHR THISTLE
             COMMUNITY HOUSING                      6.38        06/01/29       931,390
    500,000  CENTENNIAL 25 METROPOLITAN
             DISTRICT CO GO ARAPAHOE COUNTY         6.38        12/01/16       505,555
  1,000,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             ACADEMY CHARTER SCHOOL PROJECT         7.13        12/15/30     1,005,090
  3,750,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             ALEXANDER DAWSON SCHOOL                5.30        02/15/29     3,680,925
    500,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             CHARTER SCHOOL CORE KNOWLEDGE
             PROJECT                                7.00        11/01/29       512,500
    600,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             CHARTER SCHOOL RENAISSANCE
             SCHOOL PROJECT                         6.75        06/01/29       605,316
 10,005,000  COLORADO HFA CAPITAL
             APPRECIATION SFMR PROJECT C1           6.27[::]   11/01/29      1,783,591
  2,000,000  COLORADO HFA MFHR WINDRIDGE
             APARTMENTS PROJECT FNMA
             COLLATERAL INSURED+                    4.85        02/15/28     2,000,000
  7,870,000  COLORADO HFA SERIES 120+               5.85        04/01/11     9,386,077
    200,000  COLORADO HFA SFMR SERIES B2            7.50        12/01/16       211,814
  1,385,000  COLORADO HFA SFMR SERIES C2            7.45        06/01/17     1,494,027
    470,000  COLORADO HFA SMR SERIES D1
             REMARKETED 7/15/94                     8.00        12/01/24       502,881
    955,000  COLORADO HFA SFMR SERIES D2            7.10        06/01/14     1,034,485
    725,000  COLORADO HFA SMR SERIES D2
             REMARKETED 11/15/94                    8.13        06/01/25       777,693
    415,000  COLORADO HFFA REVENUE NATIONAL
             JEWISH MEDICAL & RESEARCH
             CENTER                                 5.00        01/01/08       389,241
  1,000,000  COLORADO HFFA REVENUE SISTERS
             OF CHARITY LEAVENWORTH MBIA
             INSURED                                5.00        12/01/25       958,720
  1,250,000  COLORADO HFFA REVENUE SISTERS
             OF CHARITY SERIES A AMBAC
             INSURED                                6.25        05/15/11     1,430,838
  3,000,000  COLORADO HFFA REVENUE
             STEAMBOAT SPRINGS HEALTH
             PROJECT                                5.70        09/15/23     2,451,210
  1,500,000  COLORADO SPRINGS CO HOSPITAL
             REVENUE                                6.38        12/15/30     1,515,855
  1,000,000  COLORADO SPRINGS CO UTILITIES
             REVENUE REFERENDUM SYSTEM
             SERIES A                               5.25        11/15/22     1,000,510
  1,250,000  COLORADO SPRINGS CO UTILITIES
             REVENUE SERIES A                       5.38        11/15/26     1,255,263
  1,810,000  COLORADO WATER RESERVE & POWER
             DEVELOPMENT AUTHORITY DRINKING
             WATER REVENUE SERIES A                 4.88        09/01/17     1,794,995
  1,000,000  COLORADO WATER RESERVE & POWER
             DEVELOPMENT AUTHORITY DRINKING
             WATER REVENUE SERIES A                 5.00        09/01/19       993,930
  1,000,000  COLORADO WATER RESERVE & POWER
             DEVELOPMENT AUTHORITY DRINKING
             WATER REVENUE SERIES B                 5.00        09/01/19       994,170
 20,000,000  DAWSON RIDGE METROPOLITAN
             DISTRICT NO.1 CO GO SERIES B
             ESCROWED TO MATURITY                   6.10[::]   10/01/22      5,026,200
  1,500,000  DENVER CO CITY & COUNTY
             AIRPORT REVENUE SERIES A               5.00        11/15/25     1,408,560
  1,000,000  DENVER CO CITY & COUNTY
             AIRPORT REVENUE SERIES A MBIA
             INSURED                                5.50        11/15/25     1,019,130
  2,500,000  DENVER CO CITY & COUNTY
             REVENUE HELEN G. BONFILS
             FOUNDATION PROJECT SERIES B            5.13        12/01/17     2,518,000
  1,000,000  DENVER CO GATEWAY CENTER
             METROPOLITIAN DISTRICT                 6.40        12/01/18       972,960

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
COLORADO (continued)
$   300,000  DENVER CO HEALTH & HOSPITAL
             REVENUE SERIES A                       5.20%       12/01/12   $   271,719
  2,000,000  DENVER CO HEALTH & HOSPITAL
             REVENUE SERIES A                       5.38        12/01/18     1,683,460
  1,475,000  DOUGLAS COUNTY CO MFHR FHA
             PARKER HILLTOP PROJECT FHA
             INSURED                                5.35        08/01/18     1,456,076
  2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY
             CO REVENUE SERIES A MBIA
             INSURED                                4.75        09/01/23     2,332,125
  3,000,000  E-470 PUBLIC HIGHWAY AUTHORITY
             CO TRANSPORTATION REVENUE
             CAPITAL APPRECIATION SERIES B
             MBIA INSURED                           6.32[::]   09/01/30        604,920
  7,700,000  E-470 PUBLIC HIGHWAY AUTHORITY
             CO TRANSPORTATION REVENUE
             CAPITAL APPRECIATION SERIES B
             MBIA INSURED                           6.35[::]   09/01/33      1,316,392
  1,000,000  EAGLE GARFIELD & ROUTT
             COUNTIES CO GO SCHOOL DISTRICT
             #50J                                   4.80        12/01/18       971,630
  2,500,000  EL PASO COUNTY CO GO SCHOOL
             DISTRICT #11 COLORADO SPRINGS          7.10        12/01/17     3,136,850
  1,165,000  GREEN VALLEY CO METROPOLITAN
             DISTRICT GO AMBAC INSURED              5.75        12/01/19     1,234,095
  1,000,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #2 UTGO
             FSA INSURED                            6.50        06/15/11     1,169,040
  1,000,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #3 GO
             ACA INSURED                            5.25        12/01/14       998,000
  3,000,000  JEFFERSON COUNTY CO SCHOOL
             DISTRICT #R001 GO MBIA INSURED         6.50        12/15/11     3,528,840
  1,000,000  JEFFERSON COUNTY CO SCHOOL
             DISTRICT #R001 GO SERIES A
             FGIC INSURED                           5.00        12/15/17     1,000,760
    500,000  LA JUNTA CO HOSPITAL CO
             REVENUE BONDS ARK VALLEY
             REGIONAL MEDICAL CENTER
             PROJECT                                6.00        04/01/19       447,290
    500,000  LA JUNTA CO HOSPITAL CO
             REVENUE BONDS ARK VALLEY
             REGIONAL MEDICAL CENTER
             PROJECT                                6.10        04/01/24       442,125
  1,990,000  LARIMER COUNTY CO SFMRCAPITAL
             ACCUMULATOR A REMARKETED
             2/15/94                                5.50[::]   08/01/15        949,091
    745,000  LITTLE THOMPSON WATER DISTRICT
             CO WATER REVENUE FIRST LIEN JR
             MBIA INSURED                           5.75        12/01/17       791,853
  2,000,000  METEX METROPOLITAN DISTRICT CO
             GO SERIES A                            5.80        12/01/16     2,128,980
  1,000,000  METROPOLITAN FOOTBALL STADIUM
             DISTRICT CO SALES TAX REVENUE
             CAPITAL APPRECIATION SERIES A
             MBIA INSURED                           5.15[::]   01/01/08        728,660
  1,210,000  MONTROSE COUNTY CO COP
             SERIES A                               6.40        12/01/12     1,273,779
    930,000  NORTHERN METROPOLITAN DISTRICT
             CO ADAMS COUNTY                        6.50        12/01/16       933,367
    315,000  PUEBLO CO COP PUBLIC
             PARKING-LEASE PURCHASE &
             SUBLEASE                               6.90        07/01/15       332,442
  1,500,000  SAN MIGUEL COUNTY CO HOUSING
             AUTHORITY MFHR TELLURIDE
             VILLAGE APARTMENTS PROJECT             6.40        07/01/23     1,527,465
    600,000  SUMMIT COUNTY CO SPORTS
             FACILITIES REVENUE KEYSTONE
             RESORTS MANAGEMENT PROJECT
             GUARANTEED BY RALSTON PURINA
             CORPORATION                            7.38        09/01/10       667,026

                                                                            83,944,977
                                                                           -----------
PUERTO RICO - 2.17%
  1,000,000  CHILDRENS TRUST FUND PUERTO
             RICO TOBACCO SETTLEMENT                6.00        07/01/26     1,030,880
  1,000,000  COMMONWEALTH OF PUERTO RICO
             PUBLIC FINANCE CORPORATION
             APPROPRIATION SERIES A                 5.00        06/01/26       980,220

                                                                             2,011,100
                                                                           -----------

                                                                            85,956,077
TOTAL MUNICIPAL BONDS (COST $81,569,921)
                                                                           -----------
MUNICIPAL DEMAND NOTES - 3.23%
COLORADO - 3.23%
  3,000,000  ARAPAHOE COUNTY CO MFHR
             STRATFORD STATION PROJECT FNMA
             INSURED+ (COST $3,000,000)             4.90        11/01/17     3,000,000
                                                                           -----------

SHARES
CLOSED END MUTUAL FUNDS - 3.12%
      8,248  BLACKROCK STRATEGIC MUNICIPAL
             TRUST                                                             112,895
     50,096  DREYFUS MUNICIPAL INCOME FUND                                     400,768
     27,791  DREYFUS STRATEGIC MUNICIPAL
             BOND FUND                                                         236,224
     49,351  DREYFUS STRATEGIC MUNICIPALS
             FUND                                                              425,652
      1,170  EATON VANCE MUNICIPAL INCOME
             TRUST                                                              14,040

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                             VALUE
CLOSED END MUTUAL FUNDS (continued)
$    17,748  MUNICIPAL ADVANTAGE FUND
             INCORPORATED                                                  $   215,195
     15,188  MUNICIPAL PARTNERS FUND                                           183,205
     15,692  NUVEEN DIVIDEND ADVANTAGE
             MUNICIPAL FUND                                                    218,707
     25,652  NUVEEN INSURED MUNICIPAL
             OPPORTUNITY FUND                                                  347,905
     18,339  NUVEEN PREMIUM INCOME
             MUNICIPAL FUND                                                    237,261
     12,543  SELIGMAN SELECT MUNICIPAL FUND                                    123,862
      7,778  VAN KAMPEN ADVANTAGE MUNICIPAL
             INCOME TRUST                                                      104,031
      8,528  VAN KAMPEN ADVANTAGE MUNICIPAL
             INCOME TRUST II                                                   101,270
     12,032  VAN KAMPEN TRUST FOR
             INVESTMENT GRADE MUNICIPALS                                       170,373

                                                                             2,891,388
TOTAL CLOSED END MUTUAL FUNDS
(COST $2,685,255)
                                                                           -----------
SHORT-TERM INVESTMENTS - 0.55%
    507,730  WELLS FARGO NATIONAL TAX-FREE
             MONEY MARKET TRUST FUND+X+
             ($507,730)                                                        507,730
                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $87,762,906)*                         99.59% $92,355,195
OTHER ASSETS AND LIABILITIES, NET            0.41      380,858
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $92,736,053
                                          -------  -----------

  +  VARIABLE RATE SECURITY.
[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $5,648,161
GROSS UNREALIZED DEPRECIATION                       (1,055,872)
                                                    ----------
NET UNREALIZED APPRECIATION                         $4,592,289

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 97.28%
$   500,000  ALBERTA LEA MN INDEPENDENT
             SCHOOL DISTRICT #241 GO SCHOOL
             DISTRICT CREDIT PROGRAM MBIA
             INSURED                              4.80%       02/01/16     $    495,739
    500,000  ALEXANDRIA MN INDEPENDENT
             SCHOOL DISTRICT #206 GO
             SERIES A CROSSOVER REFUNDING         6.00        02/01/04          517,694
    250,000  ALEXANDRIA MN INDEPENDENT
             SCHOOL DISTRICT #206 GO
             SERIES A CROSSOVER REFUNDING         6.15        02/01/06          259,589
    250,000  ALEXANDRIA MN INDEPENDENT
             SCHOOL DISTRICT #206 GO
             SERIES A CROSSOVER REFUNDING         6.20        02/01/07          259,838
  2,165,000  ANOKA COUNTY MN RESOURCE
             RECOVERY REVENUE NORTHERN
             STATE POWER COMPANY PROJECT          5.00        12/01/06        2,250,301
    650,000  AUSTIN MN HOUSING &
             REDEVELOPMENT AUTHORITY
             GOVERNMENTAL HOUSING GROSS
             REVENUE COURTYARD RESIDENCE
             PROJECT SERIES A                     7.15        01/01/20          663,376
  1,500,000  BEMIDJI MN HOSPITAL FACILITIES
             FIRST MORTGAGE REVENUE NORTH
             COUNTRY HEALTH SERVICES
             PROJECT SERIES 1991 A
             PREREFUNDED 9/1/01 @ 102             7.00        09/01/11        1,559,159
  2,000,000  BEMIDJI MN INDEPENDENT SCHOOL
             DISTRICT # 31 GO FSA INSURED
             SCHOOL DISTRICT CREDIT
             PROGRAM LOC                          5.00        04/01/19        1,983,299
    160,000  BLAINE MN IDR BALL CORPORATION
             PROJECT                              7.13        12/01/04          176,329
  3,000,000  BLOOMINGTON MN INDEPENDENT
             SCHOOL DISTRICT #271 GO
             SERIES B SCHOOL DISTRICT
             CREDIT PROGRAM SUPPORT               5.00        02/01/16        3,019,469
  4,025,000  BLOOMINGTON MN PORT AUTHORITY
             SPECIAL TAX REVENUE MALL OF
             AMERICA PROJECT SERIES A FSA
             INSURED                              5.35        02/01/13        4,083,241
  1,000,000  BLOOMINGTON MN PORT AUTHORITY
             SPECIAL TAX REVENUE MALL OF
             AMERICA PROJECT SERIES A FSA
             INSURED                              5.00        02/01/13        1,017,260
    535,000  BLOOMINGTON MN PORT AUTHORITY
             TAX REVENUE MALL OF AMERICA
             PROJECT SERIES A FSA INSURED         5.45        02/01/09          536,230
    290,000  BLOOMINGTON MN TAX INCREMENT
             GO PREREFUNDED 2/1/05 @ 100          9.75        02/01/08          349,751
  2,195,000  BRECKENRIDGE MN HFFA REVENUE
             CATHOLIC HEALTH CORPORATION
             MBIA INSURED                         5.00        11/15/05        2,266,732
    250,000  BURNSVILLE MN GO MUNICIPAL
             BUILDING SERIES B                    6.40        02/01/07          250,512
    400,000  CHASKA MN GO TAX INCREMENT
             AMBAC INSURED                        4.15        12/01/09          386,935
  1,250,000  CHASKA MN INDEPENDENT SCHOOL
             DISTRICT #112 GO SERIES B
             CROSSOVER REFUNDING 2/1/00 @
             100                                  5.75        02/01/07        1,333,762
  1,000,000  CHASKA MN INDEPENDENT SCHOOL
             DISTRICT #112 GO SERIES B
             CROSSOVER REFUNDING 2/1/00 @
             100                                  5.75        02/01/09        1,067,010
  1,000,000  CHASKA MN INDEPENDENT SCHOOL
             DISTRICT #112 GO STATE CREDIT
             ENHANCEMENT PROGRAM SERIES B         5.75        02/01/05        1,057,640
    255,000  COON RAPIDS MN GO SPECIAL
             ASSESMENT SERIES B                   5.80        02/01/04          263,256
    340,000  COON RAPIDS MN SFMR                  6.15        09/01/09          346,307
  1,000,000  CUYUNA RANGE HOSPITAL DISTRICT
             MN HEALTH FACILITIES GROSS
             REVENUE SERIES A                     5.75        06/01/14          859,510
  1,190,000  DETROIT LAKES MN HFFA REVENUE
             BENEDICTINE HEALTH SYSTEMS ST.
             MARY SERIES G CONNIE LEE
             INSURED                              6.00        02/15/12        1,255,379
    450,000  DULUTH MN ECONOMIC DEVELOPMENT
             AUTHORITY HFFA REVENUE ST.
             LUKE'S HOSPITAL OF DULUTH
             SERIES B CONNIE LEE INSURED          6.20        05/01/01          453,123
    500,000  DULUTH MN ECONOMIC DEVELOPMENT
             AUTHORITY HFFA REVENUE ST.
             LUKE'S HOSPITAL OF DULUTH
             SERIES B CONNIE LEE INSURED          6.45        05/01/05          522,650
    500,000  DULUTH MN ECONOMIC DEVELOPMENT
             AUTHORITY HFFA REVENUE ST.
             LUKE'S HOSPITAL OF DULUTH
             SERIES B CONNIE LEE INSURED          6.40        05/01/18          519,585
    635,000  DULUTH MN ECONOMIC DEVELOPMENT
             AUTHORITY HFFA REVENUE
             BENEDICTINE HEALTH SYSTEM ST.
             MARY SERIES A MBIA INSURED           5.55        02/15/04          657,682
    690,000  DULUTH MN ECONOMIC DEVELOPMENT
             AUTHORITY HFFA REVENUE
             BENEDICTINE HEALTH SYSTEM ST.
             MARY SERIES A MBIA INSURED           5.65        02/15/05          720,305
    465,000  DULUTH MN ECONOMIC DEVELOPMENT
             AUTHORITY HFFA REVENUE
             BENEDICTINE HEALTH SYSTEM ST.
             MARY SERIES A MBIA INSURED           5.75        02/15/06          485,972
    300,000  DULUTH MN GROSS REVENUE SPIRIT
             MOUNTAIN RECREATION AREA             6.15        02/01/01          300,426

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$   300,000  DULUTH MN GROSS REVENUE SPIRIT
             MOUNTAIN RECREATION AREA             6.30%       02/01/02     $    300,441
    400,000  DULUTH MN GROSS REVENUE SPIRIT
             MOUNTAIN RECREATION AREA             6.50        02/01/04          400,616
    425,000  DULUTH MN GROSS REVENUE SPIRIT
             MOUNTAIN RECREATION AREA             6.60        02/01/05          425,655
    455,000  DULUTH MN GROSS REVENUE SPIRIT
             MOUNTAIN RECREATION AREA             6.70        02/01/06          455,714
     50,000  DULUTH MN INDEPENDENT SCHOOL
             DISTRICT #709 MBIA INSURED           5.15        02/01/01           50,045
    165,000  EDEN PRAIRIE MN HOUSING &
             REDEVELOPMENT AUTHORITY
             LEASING REVENUE COMMUNITY
             CENTER PROJECT SERIES A              6.15        08/01/08          168,665
    250,000  FARMINGTON MN INDEPENDENT
             SCHOOL DISTRICT #192 MBIA
             INSURED                              6.60        02/01/05          250,550
  1,000,000  FERGUS FALLS MN HFFA REVENUE
             LAKE REGION HOSPITAL
             CORPORATION PROJECT SERIES A         6.50        09/01/18          972,290
    700,000  GLENCOE MN HOSPITAL REVENUE          6.63        04/01/11          675,962
  1,000,000  HAWLEY MINN INDEPENDENT SCHOOL
             DISTRICT #150 SERIES A FSA
             INSURED CROSSOVER REFUNDING
             2/1/06 @ 100                         5.75        02/01/14        1,067,010
  1,000,000  HENNEPIN COUNTY MN LEASE
             REVENUE COP                          5.38        11/15/12        1,048,650
    260,000  HENNEPIN COUNTY MN LEASE
             REVENUE COP SERIES A
             PREREFUNDED 11/15/01 @ 100           6.15        05/15/02          264,771
    310,000  HENNEPIN COUNTY MN LEASE
             REVENUE COP SERIES A
             PREREFUNDED 11/15/01 @ 100           6.25        11/15/03          315,955
    135,000  HENNEPIN COUNTY MN LEASE
             REVENUE COP SERIES A
             PREREFUNDED 11/15/01 @ 100           6.45        05/15/05          137,823
    300,000  HENNEPIN COUNTY MN LEASE
             REVENUE COP SERIES A
             PREREFUNDED 11/15/01 @ 100           6.45        11/15/05          306,273
    145,000  HENNEPIN COUNTY MN LEASE
             REVENUE COP SERIES A
             PREREFUNDED 11/15/01 @ 100           6.55        05/15/06          148,157
    285,000  HINCKLEY-FINLAYSON MN
             INDEPENDENT SCHOOL DISTRICT
             #2165 FSA INSURED CROSSOVER
             REFUNDING 2/1/06 @ 100               5.25        02/01/10          298,307
  1,080,000  LINO LAKES MN ECONOMIC
             DEVELOPMENT AUTHORITY LEASING
             REVENUE SERIES A                     5.25        02/01/16        1,043,906
  1,700,000  MANKATO MN HFFA REVENUE FIRST
             MORTGAGE-IMMANUEL ST. JOSEPH'S
             PROJECT SERIES A PREREFUNDED
             8/1/02 @ 102                         6.30        08/01/22        1,788,502
    315,000  MANKATO MN HFFA REVENUE FIRST
             MORTGAGE-IMMANUEL ST. JOSEPH'S
             PROJECT SERIES C PREREFUNDED
             8/1/02 @ 102                         6.10        08/01/05          328,699
     50,000  MANKATO MN HFFA REVENUE FIRST
             MORTGAGE-IMMANUEL ST. JOSEPH'S
             PROJECT SERIES C PREREFUNDED
             8/1/02 @ 102                         6.10        08/01/05           52,427
     60,000  MANKATO MN HFFA REVENUE FIRST
             MORTGAGE-IMMANUEL ST. JOSEPH'S
             PROJECT SERIES C PREREFUNDED
             8/1/02 @ 102                         6.15        08/01/06           62,958
    390,000  MANKATO MN HFFA REVENUE FIRST
             MORTGAGE-IMMANUEL ST. JOSEPH'S
             PROJECT SERIES C PREREFUNDED
             8/1/02 @ 102                         6.15        08/01/06          407,012
  1,100,000  MANKATO MN INDEPENDENT SCHOOL
             DISTRICT #77 GO SERIES A FSA
             INSURED CROSSOVER REFUNDING
             2/1/02 @ 100                         6.35        02/01/13        1,125,806
    300,000  MANKATO MN NURSING HOME
             REVENUE MANKATO LUTHERAN HOME
             PROJECT SERIES A COLLATERIZED
             BY USG PREREFUNDED 10/1/01 @
             102                                  8.00        10/01/11          314,220
  3,250,000  METROPOLITAN COUNCIL MN GO
             MINNEAPOLIS-ST PAUL
             METROPOLITAN AREA SERIES A           6.00        12/01/02        3,305,803
    550,000  MINNEAPOLIS & ST. PAUL MN
             HOUSING & REDEVELOPMENT
             AUTHORITY HEALTH CARE SYSTEM
             HEALTHONE OBLIGATED GROUP
             PROJECT SERIES A MBIA INSURED        7.38        08/15/02          566,588
  2,000,000  MINNEAPOLIS & ST. PAUL MN
             METROPOLITAN AIRPORTS
             COMMUNITY AIRPORT REVENUE
             SERIES B AMBAC INSURED               5.25        01/01/13        2,037,340
  3,000,000  MINNEAPOLIS & ST. PAUL MN
             METROPOLITAN AIRPORTS
             COMMUNITY AIRPORT REVENUE
             SERIES B FGIC INSURED                5.50        01/01/11        3,162,840
  5,000,000  MINNEAPOLIS MN COMMUNITY
             DEVELOPMENT AGENCY TAX
             INCREMENT REVENUE CAPITAL
             APPRECIATION MBIA INSURED            7.13[::]   09/01/04         4,258,400
  2,815,000  MINNEAPOLIS MN GO SALES TAX
             REVENUE                              6.05        04/01/04        2,934,103
  1,750,000  MINNEAPOLIS MN GO SPORTS ARENA
             PROJECT                              5.13        10/01/20        1,752,590
    430,000  MINNEAPOLIS MN HFFA REVENUE
             ABBOTT NORTHWESTERN HOSPITAL
             INCORPORATED COLLATERALIZED BY
             USG                                  6.50        12/01/06          457,038
    450,000  MINNEAPOLIS MN HOSPITAL
             REVENUE MINNEAPOLIS CHILDREN'S
             MEDICAL CENTER PROJECT
             SERIES C COLLATERIZED BY USG
             PREREFUNDED 6/1/01 @ 102             7.00        12/01/01          464,436

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$   575,000  MINNEAPOLIS MN HOSPITAL
             REVENUE MINNEAPOLIS CHILDREN'S
             MEDICAL CENTER PROJECT
             SERIES C COLLATERIZED BY USG
             PREREFUNDED 6/1/01 @ 102             7.10%       12/01/02     $    593,682
  1,225,000  MINNEAPOLIS MN MFHR CHURCHILL
             PROJECT FHA INSURED                  6.95        10/01/05        1,264,947
    525,000  MINNEAPOLIS MN REVENUE WALKER
             METHODIST SENIOR SERVICES
             SERIES A                             5.50        11/15/12          470,736
    310,000  MINNEAPOLIS MN REVENUE WALKER
             METHODIST SENIOR SERVICES
             SERIES A                             5.88        11/15/18          271,284
  1,010,000  MINNEAPOLIS MN SPECIAL SCHOOL
             DISTRICT #1 UTGO PREREFUNDED
             2/1/03 @ 100                         5.75        02/01/09        1,041,977
    960,000  MINNEAPOLIS MN SPECIAL SCHOOL
             DISTRICT COP, SERIES A MBIA
             INSURED                              5.38        02/01/17          980,621
  2,000,000  MINNESOTA AGRICULTURE &
             ECONOMIC DEVELOPMENT BOARD
             HEALTH CARE REVENUE FAIRVIEW
             HOSPITAL, SERIES A MBIA
             INSURED                              5.50        11/15/17        2,060,740
  2,025,000  MINNESOTA AGRICULTURE &
             ECONOMIC DEVELOPMENT BOARD
             HEALTH CARE SYSTEM REVENUE
             SERIES A                             5.88        11/15/10        2,111,933
  2,750,000  MINNESOTA AGRICULTURE &
             ECONOMIC DEVELOPMENT REVENUE
             BENEDICTINE HEALTH SERIES A
             MBIA INSURED                         5.00        02/15/19        2,683,258
  1,000,000  MINNESOTA HEFA COLLEGE AT ST.
             BENEDICT SERIES 4T                   5.13        03/01/13          978,240
  1,670,000  MINNESOTA IRON RANGE RESOURCES
             & REHABILITATION GROSS REVENUE
             GIANTS RIDGE RECREATIONAL AREA       7.25        10/01/11        1,756,139
  1,500,000  MINNESOTA IRON RANGE RESOURCES
             & REHABILITATION GROSS REVENUE
             GIANTS RIDGE RECREATIONAL AREA       7.25        11/01/16        1,512,825
  1,000,000  MINNESOTA PUBLIC FACILITIES
             AUTHORITY WATER PCR                  5.00        03/01/16        1,004,670
  1,960,000  MINNESOTA PUBLIC FACILITIES
             AUTHORITY WATER PCR SERIES A
             PREREFUNDED 3/1/02 @ 100             6.50        03/01/14        2,051,650
    750,000  MINNESOTA PUBLIC FACILITIES
             AUTHORITY WATER PCR SERIES A
             PREREFUNDED 3/1/05 @ 100             6.25        03/01/15          809,123
  1,000,000  MINNESOTA STATE HEFA REVENUE
             CARLETON COLLEGE SERIES 4N           5.00        11/01/18          996,430
    135,000  MINNESOTA STATE HEFA REVENUE
             HAMLINE UNIVERSITY SERIES 3K
             COLLATERALIZED BY USG                6.20        06/01/01          136,222
    130,000  MINNESOTA STATE HEFA REVENUE
             HAMLINE UNIVERSITY SERIES 3K
             COLLATERALIZED BY USG                6.30        06/01/02          133,835
    270,000  MINNESOTA STATE HEFA REVENUE
             HAMLINE UNIVERSITY SERIES 3K
             COLLATERALIZED BY USG
             PREREFUNDED 6/1/02 @ 100             6.40        06/01/03          278,143
    240,000  MINNESOTA STATE HEFA REVENUE
             HAMLINE UNIVERSITY SERIES 3K
             COLLATERALIZED BY USG
             PREREFUNDED 6/1/02 @ 100             6.50        06/01/04          247,567
    250,000  MINNESOTA STATE HEFA REVENUE
             HAMLINE UNIVERSITY SERIES 3K
             COLLATERALIZED BY USG
             PREREFUNDED 6/1/02 @ 100             6.60        06/01/07          258,225
    430,000  MINNESOTA STATE HEFA REVENUE
             MACALESTER COLLEGE SERIES 3J         6.10        03/01/05          439,804
    365,000  MINNESOTA STATE HEFA REVENUE
             NORTHWEST COLLEGE SERIES 4Z          4.50        10/01/05          354,930
    420,000  MINNESOTA STATE HEFA REVENUE
             NORTHWEST COLLEGE SERIES 4Z          4.75        10/01/08          406,342
    110,000  MINNESOTA STATE HEFA REVENUE
             NORTHWESTERN COLLEGE
             SERIES 4Z                            4.88        10/01/09          106,877
    150,000  MINNESOTA STATE HEFA REVENUE
             ST. MARY'S COLLEGE SERIES 3Q         5.70        10/01/03          154,565
    280,000  MINNESOTA STATE HEFA REVENUE
             ST. MARY'S COLLEGE SERIES 3Q         5.80        10/01/04          291,197
    295,000  MINNESOTA STATE HEFA REVENUE
             ST. MARY'S COLLEGE SERIES 3Q         5.90        10/01/05          307,086
    340,000  MINNESOTA STATE HEFA REVENUE
             ST. MARY'S COLLEGE SERIES 3Q         6.00        10/01/08          353,189
    480,000  MINNESOTA STATE HFA HOUSING
             DEVELOPMENT REVENUE                  6.25        02/01/20          480,662
  1,420,000  MINNESOTA STATE HFA RENTAL
             HOUSING REVENUE SERIES D MBIA
             INSURED                              5.80        08/01/11        1,460,924
    600,000  MINNESOTA STATE HFA RENTAL
             HOUSING REVENUE SERIES D MBIA
             INSURED                              5.90        08/01/15          614,112
     45,000  MINNESOTA STATE HFA SFMR
             SERIES K                             5.50        01/01/03           45,905
  1,000,000  MINNESOTA STATE HFA SFMR
             SERIES D AMBAC INSURED               5.80        07/01/21        1,015,210
    165,000  MINNESOTA STATE HFA SFMR
             SERIES D2 REMARKETED 3/24/93         5.60        01/01/06          171,823
  1,580,000  MINNETONKA MN INDEPENDENT
             SCHOOL DISTRICT #276 GO
             SERIES A                             6.10        02/01/02        1,614,460
  1,000,000  MINNETONKA MN INDEPENDENT
             SCHOOL DISTRICT #276 GO
             SERIES A                             6.30        02/01/04        1,023,600
  1,000,000  MINNETONKA MN INDEPENDENT
             SCHOOL DISTRICT #276 GO
             SERIES B                             5.65        02/01/10        1,072,230
    505,000  MONTICELLO-BIG LAKE MN
             COMMUNITY HOSPITAL DISTRICT
             GROSS REVENUE HEALTH CARE
             REVENUE SERIES A                     5.20        12/01/09          466,004

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$   500,000  MONTICELLO-BIG LAKE MN
             COMMUNITY HOSPITAL DISTRICT
             GROSS REVENUE HEALTH CARE
             REVENUE SERIES A                     5.30%       12/01/10     $    456,700
    725,000  MONTICELLO-BIG LAKE MN
             COMMUNITY HOSPITAL DISTRICT
             GROSS REVENUE HEALTH CARE
             REVENUE SERIES A                     5.40        12/01/11          659,895
    500,000  MOORHEAD MN PUBLIC UTILITIES
             REVENUE SERIES A MBIA INSURED
             CROSSOVER REFUNDING 11/1/02 @
             100                                  5.75        11/01/03          514,260
  1,770,000  MOORHEAD MN RESIDENTIAL
             MORTGAGE REVENUE                     7.10        08/01/11        1,997,764
  1,040,000  MOUNDS VIEW MN INDEPENDENT
             SCHOOL DISTRICT #621 GO
             SERIES A                             5.38        02/01/19        1,067,238
  2,500,000  NORTHERN MINNESOTA MUNICIPAL
             POWER AGENCY ELECTRIC REVENUE
             FSA INSURED                          5.50        01/01/08        2,668,900
  1,000,000  NORTHERN MINNESOTA MUNICIPAL
             POWER AGENCY ELECTRIC SYSTEM
             REVENUE FSA INSURED                  5.40        01/01/15        1,040,290
  1,000,000  NORTHERN MINNESOTA MUNICIPAL
             POWER AGENCY ELECTRIC SYSTEM
             REVENUE FSA INSURED                  5.30        01/01/21        1,009,550
  1,500,000  NORTHERN MINNESOTA MUNICIPAL
             POWER AGENCY ELECTRIC SYSTEM
             REVENUE SERIES B AMBAC
             INSURED                              5.50        01/01/18        1,523,115
    400,000  NORTHFIELD MN EDUCATIONAL
             FACILITES REVENUE ST. OLAF
             COLLEGE PROJECT                      6.05        10/01/04          417,928
    105,000  OLMSTEAD COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY
             REVENUE COLLATERALIZED BY USG
             PREREFUNDED 2/1/01 @ 100             7.00        02/01/06          105,273
    290,000  OLMSTEAD COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY
             REVENUE COLLATERALIZED BY USG
             PREREFUNDED 2/1/01 @ 100             7.00        02/01/07          290,754
    300,000  OLMSTEAD COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY
             REVENUE COLLATERALIZED BY USG
             PREREFUNDED 2/1/01 @ 100             7.00        02/01/08          300,780
    500,000  PINE RIVER MN HFFA REVENUE
             EVAN LUTHERAN GOOD SAMARITAN
             PROJECT                              6.40        08/01/15          509,725
  1,000,000  RAMSEY COUNTY MN GO CAPITAL
             IMPROVEMENTS SERIES C                5.50        12/01/04        1,043,330
  1,010,000  RED WING MN PCR NORTHERN
             STATES POWER COMPANY MBIA-IBC
             INSURED                              5.70        05/01/03        1,015,070
  1,095,000  ROBBINSDALE MN INDEPENDENT
             SCHOOL DISTRICT #281 GO              5.60        02/01/18        1,143,257
  2,285,000  ROCHESTER MN HFFA REVENUE MAYO
             FOUNDATION/MAYO MEDICAL CENTER
             SERIES I                             5.80        11/15/07        2,474,358
  1,185,000  ROCHESTER MN HFFA REVENUE MAYO
             FOUNDATION/MAYO MEDICAL CENTER
             SERIES I                             5.88        11/15/08        1,296,935
  1,650,000  ROCHESTER MN HFFA REVENUE MAYO
             FOUNDATION/MAYO MEDICAL CENTER
             SERIES I                             5.90        11/15/09        1,818,713
  1,500,000  ROCHESTER MN HFFA REVENUE MAYO
             FOUNDATION/MAYO MEDICAL CENTER
             SERIES I                             5.90        11/15/10        1,659,585
  2,000,000  ROSEMOUNT MN INDEPENDENT
             SCHOOL DISTRICT #196 GO
             CAPITAL APPRECIATION SERIES A        5.55[::]   04/01/09         1,367,320
  3,000,000  ROSEMOUNT MN INDEPENDENT
             SCHOOL DISTRICT #196 GO
             CAPITAL APPRECIATION SERIES A        5.60[::]   04/01/10         1,951,560
  2,000,000  ROSEMOUNT MN INDEPENDENT
             SCHOOL DISTRICT #196 GO
             CAPITAL APPRECIATION SERIES A        5.50[::]   04/01/11         1,230,840
  2,100,000  SEAWAY PORT AUTHORITY DULUTH
             MN INDUSTRIAL DEVELOPMENT DOCK
             & WHARF CARGIL INCORPORATED
             REVENUE SERIES B                     6.80        05/01/12        2,190,846
  1,750,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER SUPPLY
             SYSTEM REVENUE SERIES A              5.00        01/01/12        1,764,508
  1,905,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER SUPPLY
             SYSTEM REVENUE SERIES A
             AMBAC-TCRS INSURED                   5.00        01/01/09        1,940,947
 10,000,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER SUPPLY
             SYSTEM REVENUE SERIES A MBIA
             INSURED                              6.70[::]   01/01/24         2,935,200
    545,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER SUPPLY
             SYSTEM REVENUE SERIES A
             REFUNDED BALANCE                     5.50        01/01/03          559,334
    955,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER SUPPLY
             SYSTEM REVENUE SERIES A
             UNREFUNDED BALANCE                   5.50        01/01/03          977,166
  1,000,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER SUPPLY
             SYSTEM REVENUE SERIES B
             UNREFUNDED BALANCE                   5.80        01/01/07        1,043,350
  1,000,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER SUPPLY
             SYSTEM REVENUE SERIES B
             UNREFUNDED BALANCE                   5.80        01/01/07        1,045,310
  4,790,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER SUPPLY
             SYSTEM REVENUE CAPITAL
             APPRECIATION SERIES A MBIA
             INSURED                              6.66[::]   01/01/20         1,765,881
    125,000  SPRING PARK MN HFFA REVENUE
             TWIN BIRCH HEALTH CARE CENTER
             PROJECT                              8.00        08/01/01          127,786
    135,000  SPRING PARK MN HFFA REVENUE
             TWIN BIRCH HEALTH CARE CENTER
             PROJECT                              8.10        08/01/02          140,770

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$   145,000  SPRING PARK MN HFFA REVENUE
             TWIN BIRCH HEALTH CARE CENTER
             PROJECT                              8.10%       08/01/03     $    151,197
    170,000  ST. ANTHONY MN MFHR AUTUMN
             WOODS PROJECT ASSET GUARANTY
             INSURANCE COMPANY LOC                6.25        07/01/01          171,420
    180,000  ST. ANTHONY MN MFHR AUTUMN
             WOODS PROJECT ASSET GUARANTY
             INSURANCE CO. LOC                    6.40        07/01/02          184,239
    190,000  ST. ANTHONY MN MFHR AUTUMN
             WOODS PROJECT ASSET GUARANTY
             INSURANCE COMPANY LOC                6.50        07/01/03          197,131
    175,000  ST. ANTHONY MN MFHR AUTUMN
             WOODS PROJECT ASSET GUARANTY
             INSURANCE COMPANY LOC                6.60        07/01/04          182,417
    180,000  ST. CLOUD MN COP MUNICIPAL
             ATHLETIC COMPLEX                     5.20        12/01/05          181,624
    185,000  ST. CLOUD MN COP MUNICIPAL
             ATHLETIC COMPLEX                     5.30        12/01/06          187,115
    100,000  ST. CLOUD MN COP MUNICIPAL
             ATHLETIC COMPLEX                     5.38        12/01/07          101,244
  2,000,000  ST. CLOUD MN GO INVERSE
             FLOATERS CROSSOVER REFUNDING
             2/1/02 @ 100+                        7.67        08/01/13        2,060,000
  1,725,000  ST. CLOUD MN HEALTH CARE
             REVENUE ST CLOUD HOSPITAL
             OBLIGATION GROUP SERIES A
             FSA LOC                              5.38        05/01/11        1,833,899
  1,335,000  ST. CLOUD MN HOSPITAL
             FACILITIES REVENUE ST CLOUD
             HOSPITAL SERIES A                    5.75        05/01/10        1,461,011
  1,000,000  ST. CLOUD MN LAW ENFORCEMENT
             CENTER REVENUE                       6.20        02/01/05        1,001,860
    465,000  ST. LOUIS PARK MN COMMERCIAL
             DEVELOPMENT REVENUE G & N LP
             PROJECT                              7.00        06/01/06          467,920
  2,025,000  ST. LOUIS PARK MN INDEPENDENT
             SCHOOL DISTRICT #283 GO SCHOOL
             DISTRICT CREDIT PROGRAM LOC          5.45        02/01/13        2,128,903
  1,000,000  ST. LOUIS PARK MN INDEPENDENT
             SCHOOL DISTRICT #283 GO
             SERIES B CROSSOVER REFUNDING
             2/1/01 @ 100                         5.90        02/01/03        1,001,590
  2,565,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY
             DISTRIBUTION COOLING REVENUE
             SERIES C                             8.00        03/01/12        2,678,989
     50,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY
             REVENUE AMHERST H. WILDER
             FOUNDATION                           6.50        06/01/01           50,452
  1,000,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY HEALTH
             CARE REVENUE REGIONS HOSPITAL
             PROJECT                              5.25        05/15/18          864,340
  1,000,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY HEALTH
             CARE REVENUE REGIONS HOSPITAL
             PROJECT                              5.30        05/15/28          828,600
    400,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY
             HEATING REVENUE COGENERATION
             FACILITIES PROJECT                   8.30        11/01/04          403,828
    435,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY SFMR
             FNMA MORTGAGE BACKED
             SECURITIES PROGRAM FNMA
             INSURED MANDATORY REDEMPTION
             3/1/07 @ 100                         6.25        09/01/14          459,760
    170,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 COP SERIES B           5.70        02/01/02          172,829
    195,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 COP SERIES B           5.90        02/01/04          201,063
    215,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 COP SERIES B           6.10        02/01/06          221,732
    230,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 COP SERIES B           6.20        02/01/07          237,654
    245,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 COP SERIES B           6.25        02/01/08          253,644
    260,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 COP SERIES B           6.30        02/01/09          269,428
  1,050,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 GO SERIES B            5.70        02/01/09        1,100,925
    580,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 GO SERIES B            5.80        02/01/11          610,235
    600,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 GO SERIES B
             PREREFUNDED 2/1/01 @ 100             6.10        02/01/03          601,074
    625,000  ST. PAUL MN INDEPENDENT SCHOOL
             DISTRICT #625 GO SERIES B
             PREREFUNDED 2/1/01 @ 100             6.20        02/01/04          626,175
  1,000,000  UNIVESITY OF MINNESOTA
             EDUCATIONAL FACILITIES REVENUE
             SERIES A                             5.75        07/01/11        1,106,380
  1,795,000  UNIVESITY OF MINNESOTA
             EDUCATIONAL FACILITIES REVENUE
             SERIES A                             5.75        07/01/17        1,983,547
  1,000,000  UNIVESITY OF MINNESOTA
             EDUCATIONAL FACILITIES REVENUE
             SERIES A                             5.75        07/01/18        1,102,860
  3,750,000  UNIVERSITY OF MINNESOTA
             EDUCATIONAL FACILITIES REVENUE
             SERIES A                             5.50        07/01/21        4,003,763
    200,000  VADNAIS HEIGHTS MN SFMR              5.25        11/01/02          202,018
    235,000  WACONIA MN GO                        6.00        06/01/06          242,395

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000  WASHINGTON COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY JAIL
             FACILITIES REVENUE PREREFUNDED
             2/1/02 @ 100                         7.00%       02/01/06     $  1,031,200
    940,000  WASHINGTON COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY JAIL
             FACILITIES REVENUE PREFUNDED
             2/1/02 @ 100                         7.00        02/01/07          969,328
    360,000  WASHINGTON COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY LEASE
             REVENUE INDEPENDENT SCHOOL
             DISTRICT #833 SOUTH WASHINGTON
             PREREFUNDED 12/1/02 @ 100            6.60        12/01/02          376,186
    380,000  WASHINGTON COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY LEASE
             REVENUE INDEPENDENT SCHOOL
             DISTRICT #833 SOUTH WASHINGTON
             PREREFUNDED 12/1/02 @ 100            6.75        12/01/03          398,130
    410,000  WASHINGTON COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY LEASE
             REVENUE INDEPENDENT SCHOOL
             DISTRICT #833 SOUTH WASHINGTON
             PREREFUNDED 12/1/02 @ 100            6.90        12/01/04          430,639
    435,000  WASHINGTON COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY LEASE
             REVENUE INDEPENDENT SCHOOL
             DISTRICT #833 SOUTH WASHINGTON
             PREREFUNDED 12/1/02 @ 100            7.00        12/01/05          457,659
    465,000  WASHINGTON COUNTY MN HOUSING &
             REDEVELOPMENT AUTHORITY LEASE
             REVENUE INDEPENDENT SCHOOL
             DISTRICT #833 SOUTH WASHINGTON
             PREREFUNDED 12/1/02 @ 100            7.00        12/01/06          489,222
  1,000,000  WAYZATA MN INDEPENDENT SCHOOL
             DISTRICT #284 GO SERIES B            5.85        02/01/10        1,047,880
  1,950,000  WAYZATA MN INDEPENDENT SCHOOL
             DISTRICT #284 GO SERIES B            6.00        02/01/16        2,079,773
  1,000,000  WEST ST. PAUL MN INDEPENDENT
             SCHOOL DISTRICT #197 GO
             CAPTIAL APPRECIATION SCHOOL
             BUILDING PROJECT MBIA INSURED        5.60[::]   02/01/06           790,730
  1,450,000  WESTERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER REVENUE
             SERIES A                             6.13        01/01/16        1,451,146
  2,660,000  WESTERN MINNESOTA MUNICIPAL
             POWER AGENCY REVENUE
             SERIES 1977A ESCROWED
             TO MATURITY                          6.38        01/01/16        2,937,518
    225,000  WRIGHT COUNTY MN GO SERIES B         5.80        02/01/04          232,151
    100,000  WRIGHT COUNTY MN GO SERIES B         5.90        02/01/05          103,297

                                                                            177,671,138
TOTAL MUNICIPAL BONDS (COST $171,562,664)
                                                                           ------------
MUNICIPAL DEMAND NOTES - 0.99%
    400,000  COTTAGE GROVE MN ENVIRONMENTAL
             CONTROL REVENUE MINNESOTA
             MINING & MANUFACTURING LOC+          4.97        08/01/12          400,000
    400,000  DULUTH MN EDA HEALTH CARE
             FACILITIES REVENUE MILLER DWAN
             MEDICAL CENTER PROJECT LOC+          5.00        06/01/19          400,000
  1,000,000  GOLDEN VALLEY MN IDA REVENUE
             UNICARE HOMES PROJECT LOC+           4.95        09/01/14        1,000,000

                                                                              1,800,000
TOTAL MUNICIPAL DEMAND NOTES (COST
$1,800,000)
                                                                           ------------
SHORT-TERM INVESTMENTS - 0.03%
     52,969  WELLS FARGO NATIONAL TAX-FREE
             MONEY MARKET FUND+X+ (COST
             $52,969)                                                            52,969
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $173,415,633)*                        98.30% $179,524,107
OTHER ASSETS AND LIABILITIES NET             1.70     3,102,329
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $182,626,436
                                          -------  ------------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  +  VARIABLE RATE SECURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $6,917,601
GROSS UNREALIZED DEPRECIATION                        (809,127)
                                                    ---------
NET UNREALIZED APPRECIATION                         $6,108,474

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL BONDS - 97.87%
$  500,000  ALBERTA LEA MN INDEPENDENT
            SCHOOL DISTRICT # 241 GO MBIA
            INSURED                                4.80%       02/01/16   $   495,740
 1,500,000  AUSTIN MN HOUSING&
            REDEVELOPMENT AUTHORITY
            GOVERNMENTAL HOUSING GROSS
            REVENUE COURTYARD RESIDENCE
            PROJECT SERIES A                       7.25        01/01/32     1,530,750
   250,000  AUSTIN MN INDEPENDENT SCHOOL
            DISTRICT #492 GO SERIES A MBIA
            INSURED                                6.65        02/01/05       250,560
 1,000,000  BEMIDJI MN HOSPITAL FACILITIES
            FIRST MORTGAGE REVENUE NORTH
            COUNTRY HEALTH SERVICES
            PROJECT                                5.63        09/01/21       960,390
   200,000  BEMIDJI MN HOSPITAL FACILITIES
            FIRST MORTGAGE REVENUE NORTH
            COUNTRY HEALTH SERVICES
            PROJECT SERIES 1991 A
            PREREFUNDED 9/1/01 @ 102               7.00        09/01/11       207,888
 2,000,000  BLOOMINGTON MN INDEPENDENT
            SCHOOL DISTRICT # 271 GO
            SERIES B SCHOOL DISTRICT
            CREDIT PROGRAM SUPPORT                 5.00        02/01/20     1,985,320
   100,000  BLOOMINGTON MN TAX INCREMENT
            GO                                     9.70        02/01/04       115,740
   210,000  BLOOMINGTON MN TAX INCREMENT
            GO PREREFUNDED 2/1/05 @ 100            9.75        02/01/07       253,268
 2,530,000  BURNSVILLE MN HOSPITAL SYSTEM
            REVENUE FAIRVIEW COMMUNITY
            HOSPITALS ESCROWED TO MATURITY         5.58[::]   05/01/12      1,283,089
   750,000  CHASKA MN INDEPENDENT SCHOOL
            DISTRICT #112 GO SERIES A              5.70        02/01/17       796,012
   500,000  CHASKA MN INDEPENDENT SCHOOL
            DISTRICT #112 GO STATE CREDIT
            ENHANCEMENT PROGRAM SERIES B
            CROSSOVER REFUNDING                    6.00        02/01/13       539,170
   500,000  COHASSET MN POWER REVENUE
            MINNESOTA POWER& LIGHT COMPANY
            PROJECT SERIES B ABN AMRO BANK
            N.V. LOC +                             5.00        06/01/13       500,000
   100,000  COHASSET MN POWER REVENUE
            MINNESOTA POWER& LIGHT COMPANY
            PROJECT SERIES C ABN AMRO BANK
            N.V. LOC +                             5.00        06/01/13       100,000
   700,000  COTTAGE GROVE MN ENVIRONMENTAL
            CONTROL REVENUE MINNESOTA
            MINING& MANUFACTURING PROJECT
            NORTHERN TRUST COMPANY LOC +           4.97        08/01/12       700,000
 1,000,000  CUYUNA RANGE HOSPITAL DISTRICT
            MN HEALTH FACILITIES GROSS
            REVENUE SERIES A                       6.00        06/01/19       845,290
 1,395,000  DAKOTA COUNTY MN HOUSING&
            REDEVELOPMENT AUTHORITY MFHR
            GNMA COLLATERALIZED CREDIT
            SUPPORT                                7.38        12/01/29     1,493,808
   250,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HEALTH CARE REVENUE
            BSM PROPERTIES INCORPORATED
            PROJECT SERIES A                       5.63        12/01/18       203,340
   975,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HEALTH CARE REVENUE
            BSM PROPERTIES INCORPORATED
            PROJECT SERIES A                       5.88        12/01/28       782,145
   500,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HOSPITAL FACILITIES
            REVENUE ST. LUKE'S HOSPITAL OF
            DULUTH SERIES B CONNIE LEE
            INSURED                                6.40        05/01/18       519,585
   250,000  DULUTH MN GROSS REVENUE SPIRIT
            MOUNTAIN RECREATION AREA
            SERIES 1992                            6.40        02/01/03       250,375
    50,000  ELK RIVER MN GO SERIES A               6.25        02/01/08        50,098
   500,000  GLENCOE MN HEALTH CARE REVENUE         6.40        12/01/15       458,190
   690,000  GLENCOE MN HOSPITAL REVENUE            6.63        04/01/11       666,305
   400,000  GOLDEN VALLEY MN IDA REVENUE
            UNICARE HOMES PROJECT BANK OF
            AMERICA N.A. LOC +                     4.95        09/01/14       400,000
 1,000,000  HIBBING MN HEALTH CARE
            FACILITIES REVENUE DULUTH
            CLINIC LTD. FSA INSURED                5.50        11/01/16     1,074,400
   500,000  LINO LAKES MN ECONOMIC
            DEVELOPMENT AUTHORITY LEASING
            REVENUE SERIES A                       5.35        02/01/19       478,095
   800,000  MANKATO MN HOSPITAL FACILITIES
            REVENUE FIRST
            MORTGAGE-IMMANUEL ST. JOSEPH'S
            PROJECT SERIES A PREREFUNDED
            8/1/02 @ 102                           6.30        08/01/22       841,648
 1,210,000  MAPLE GROVE MN HOUSING&
            REDEVELOPMENT AUTHORITY
            MUNICIPAL FACILITY LEASE
            REVENUE ABMAC INSURED                  5.55        02/01/17     1,255,387
   500,000  MINNEAPOLIS& ST. PAUL MN
            HOUSING& REDEVELOPMENT
            AUTHORITY HEALTH CARE SYSTEM
            GROUP HEALTH PLAN INCORPORATED
            PROJECT                                6.75        12/01/13       500,815
 2,400,000  MINNEAPOLIS& ST. PAUL MN
            METROPOLITAN AIRPORTS
            COMMUNITY AIRPORT REVENUE
            SERIES A AMBAC INSURED                 5.00        01/01/22     2,357,136
 1,000,000  MINNEAPOLIS MN GO SPORTS ARENA
            PROJECT                                5.13        10/01/20     1,001,480
   500,000  MINNEAPOLIS MN HFFA REVENUE
            EBENEZER SOCIETY PROJECT
            SERIES A                               7.20        07/01/23       479,630
   750,000  MINNEAPOLIS MN REVENUE WALKER
            METHODIST SERVICES SERIES A            5.88        11/15/18       656,332

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL BONDS (continued)
$  570,000  MINNEAPOLIS MN SENIOR REVENUE
            WALKER METHODIST SERVICES
            SERIES A                               6.00%       11/15/28   $   485,167
 1,000,000  MINNEAPOLIS MN SPECIAL SCHOOL
            DISTRICT COP, SERIES A MBIA
            INSURED                                5.38        02/01/17     1,021,480
 2,750,000  MINNESOTA AGRICULTURE&
            ECONOMIC DEVELOPMENT BOARD
            HEALTH CARE REVENUE FAIRVIEW
            HOSPITAL, SERIES A MBIA
            INSURED                                5.50        11/15/17     2,833,518
 2,000,000  MINNESOTA AGRICULTURE&
            ECONOMIC DEVELOPMENT BOARD
            HEALTH CARE SYSTEM REVENUE
            SERIES A                               6.38        11/15/22     2,056,700
   150,000  MINNESOTA AGRICULTURE&
            ECONOMIC DEVELOPMENT REVENUE
            BENEDICTINE HEALTH SERIES A
            MBIA INSURED                           5.00        02/15/19       146,360
 1,070,000  MINNESOTA IRON RANGE
            RESOURCES& REHABILITATION
            GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                      7.25        10/01/11     1,125,191
 1,500,000  MINNESOTA IRON RANGE
            RESOURCES& REHABILITATION
            GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                      7.50        11/01/25     1,511,475
 1,250,000  MINNESOTA STATE HEFA REVENUE
            COLLEGE OF ST. BENEDICT
            SERIES 4T                              5.35        03/01/20     1,189,762
   600,000  MINNESOTA STATE HEFA REVENUE
            NORTHWEST COLLEGE SERIES 4Z            5.20        10/01/13       585,858
   365,000  MINNESOTA STATE HEFA REVENUE
            PREREFUNDED BALANCE SERIES 3W          6.00        03/01/07       383,743
   895,000  MINNESOTA STATE HEFA REVENUE
            ST. MARY'S UNIVERSITY
            SERIES 5E                              6.75        03/01/19       944,959
   135,000  MINNESOTA STATE HEFA REVENUE
            UNREFUNDED BALANCE SERIES 3W           6.00        03/01/07       140,268
   320,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY HOUSING
            DEVELOPMENT REVENUE                    6.25        02/01/20       320,442
    50,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY HOUSING
            DEVELOPMENT REVENUE SERIES A           6.90        08/01/12        51,929
   550,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY HOUSING
            DEVELOPMENT REVENUE SERIES A           6.85        02/01/07       561,880
   470,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES B                       6.25        08/01/22       470,771
   960,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES D MBIA INSURED          5.80        08/01/11       987,667
   400,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES D MBIA INSURED          5.90        08/01/15       409,408
   910,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR REMARKETED
            8/12/92                                6.25        01/01/15       943,488
   250,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR SERIES A           5.75        07/01/18       256,933
 1,500,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR SERIES A           5.85        07/01/20     1,542,045
 2,000,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR SERIES D
            AMBAC GO LOC                           5.80        07/01/21     2,030,420
 1,650,000  MINNETONKA MN INDEPENDENT
            SCHOOL DISTRICT #276 GO STATE
            CREDIT ENHANCEMENT PROGRAM
            SERIES B                               5.75        02/01/22     1,726,016
   825,000  MONTICELLO-BIG LAKE MN
            COMMUNITY HOSPITAL DISTRICT
            GROSS REVENUE HEALTH CARE
            REVENUE SERIES A                       5.45        12/01/12       743,828
   500,000  MONTICELLO-BIG LAKE MN
            COMMUNITY HOSPITAL DISTRICT
            GROSS REVENUE HEALTH CARE
            REVENUE SERIES A ASSET
            GUARANTY INSURED                       5.75        12/01/19       512,950
 1,000,000  MOUNDS VIEW MN INDEPENDENT
            SCHOOL DISTRICT # 621 GO
            SERIES A                               5.38        02/01/19     1,026,190
   560,000  MOUNTAIN IRON MN HOUSING&
            REDEVELOPMENT AUTHORITY LEASE
            REVENUE NORTHEAST SERVICE
            COOPERATIVE PROJECT SERIES A           6.25        10/01/19       563,679
 1,000,000  NEW HOPE MN HOUSING& HEALTH
            CARE FACILITIES REVENUE
            MINNESOTA MASONIC HOME NORTH
            RIDGE                                  5.90        03/01/19       879,360
    50,000  NEW PRAGUE MN GO                       6.50        02/01/01        50,092
 1,000,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE                                5.40        01/01/15     1,040,290
 1,020,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE SERIES B AMBAC INSURED         4.75        01/01/20       972,458
   500,000  PARK RAPIDS MN INDEPENDENT
            SCHOOL DISTRICT #309 GO                4.75        02/01/17       487,460
   115,000  RED WING MN HFFA REVENUE RIVER
            REGION OBLIGATED GROUP
            SERIES 1993 B                          6.35        09/01/07       124,621
   300,000  ROBBINSDALE MN EDA HOUSING
            DEVELOPMENT GROSS REVENUE
            SENIOR HOUSING PROJECT
            SERIES A                               6.63        01/01/19       291,867
 1,100,000  ROBBINSDALE MN INDEPENDENT
            SCHOOL DISTRICT #281 GO                5.60        02/01/18     1,148,477
 1,000,000  ROCHESTER MN HFFA REVENUE MAYO
            FOUNDATION PROJECT SERIES A            5.50        11/15/27     1,014,640

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL BONDS (continued)
$1,000,000  ROCHESTER MN HFFA REVENUE MAYO
            MEDICAL CENTER SERIES F                6.25%       11/15/21   $ 1,042,130
 2,000,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE MBIA INSURED            5.04[::]   01/01/21        694,180
 6,745,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES A MBIA
            INSURED                                5.79[::]   01/01/24      1,979,792
   400,000  ST. CLOUD MN COP                       5.90        12/01/17       405,424
 4,000,000  ST. CLOUD MN HFFA REVENUE ST.
            CLOUD HOSPITAL OBLIGATION
            GROUP PROJECT SERIES A WELLS
            FARGO BANK MN LOC                      5.75        05/01/26     4,185,560
 2,500,000  ST. PAUL MN HOUSING&
            REDEVELOPMENT AUTHORITY
            COMMERCIAL DEVELOPMENT REVENUE
            ACADEMY& SUMMIT SCHOOL PROJECT         5.50        10/01/24     2,511,825
   415,000  ST. PAUL MN HOUSING&
            REDEVELOPMENT AUTHORITY SFMR
            FNMA MORTGAGE BACKED MANDATORY
            REDEMPTION 3/1/07 @ 100                6.25        09/01/14       438,622
 5,535,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                               5.50        07/01/21     5,909,553
 1,000,000  UNIVESITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                               5.75        07/01/17     1,105,040
   200,000  VADNAIS HEIGHTS MN SFMR                6.00        11/01/09       206,288
   245,000  WACONIA MN GO                          6.00        06/01/07       252,710
   500,000  WACONIA MN HOUSING&
            REDEVELOPMENT AUTHORITY
            REVENUE THE EVANGELICAL
            LUTHERAN PROJECT SERIES A              5.85        06/01/06       506,370

                                                                           73,850,872
TOTAL MINNESOTA MUNICIPAL BONDS (COST
$71,730,702)
                                                                          -----------
SHORT-TERM INVESTMENTS - 0.46%
   348,519  WFFT NATIONAL MUNICIPAL MONEY
            MARKET FUND+X+ (COST $348,519)                                    348,519
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $72,079,221)*                         98.33% $74,199,391
OTHER ASSETS AND LIABILITIES, NET            1.67    1,256,236
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $75,455,627
                                          -------  -----------

  +  VARIABLE RATE SECURITY.
[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $2,959,393
GROSS UNREALIZED DEPRECIATION                        (839,223)
                                                    ---------
NET UNREALIZED APPRECIATION                         $2,120,170

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 97.12%
ALABAMA - 1.73%
$1,000,000  BIRMINGHAM JEFFERSON AL CIVIC
            CENTER AUTHORITY SPECIAL TAX
            SERIES B                               7.10%       01/01/01   $ 1,000,160
                                                                          -----------
ARIZONA - 2.38%
   980,000  MARICOPA COUNTY AZ IDA HFFA
            REVENUE SAMARITAN HEALTH
            SERVICES SERIES B MBIA INSURED         7.15        12/01/05     1,058,400
   315,000  MARICOPA COUNTY AZ IDA MFHR
            ADVANTAGE POINT PROJECTS
            SERIES A                               5.75        07/01/01       317,826

                                                                            1,376,226
                                                                          -----------
COLORADO - 14.83%
 1,500,000  ARAPAHOE COUNTY CO CAPITAL
            IMPROVEMENT TRANSPORTATION
            FUND HIGHWAY REVENUE
            SERIES E470 REMARKETED 8/31/95
            PREREFUNDED 8/31/05 @ 95.9188          7.25[::]   08/31/06      1,173,660
   200,000  ARAPAHOE COUNTY CO CAPITAL
            IMPROVEMENT TRUST FUND LAW
            ENFORCEMENT REVENUE                    4.13        12/01/05       198,588
   200,000  BOULDER COUNTY CO HOSPITAL
            REVENUE LONGMONT UNITED
            HOSPITAL PROJECT                       4.80        12/01/03       193,272
   385,000  BOULDER COUNTY CO HOSPITAL
            REVENUE LONGMONT UNITED
            HOSPITAL PROJECT                       5.00        12/01/05       363,548
   710,000  BOWLES METROPOLITAN DISTRICT
            COLORADO GO                            7.75        12/01/15       811,544
   500,000  CENTRAL PLATTE VALLEY CO
            METROPOLITAN DISTRICT GO ACA
            INSURED                                4.45        12/01/06       494,045
   250,000  CENTRAL PLATTE VALLEY CO
            METROPOLITAN DISTRICT GO ACA
            INSURED                                4.55        12/01/07       248,235
   585,000  COLORADO HEALTH FACILITIES
            AUTHORITY REVENUE NATIONAL
            JEWISH MEDICAL & RESEARCH
            CENTER                                 4.80        01/01/05       565,081
   500,000  COLORADO HFA REVENUE
            HOSPITAL-STEAMBOAT SPRINGS
            HEALTH PROJECT                         5.30        09/15/09       472,615
   180,000  COLORADO HFA SFMR SERIES C             5.00        05/01/05       179,365
     5,000  COLORADO HFA SFMR SERIES DI
            REMARKETED 7/15/94                     6.25        12/01/01         5,035
     5,000  COLORADO HFA SFMR SERIES DII
            REMARKETED 11/15/97                    6.38        12/01/01         5,030
   300,000  COLORADO SPRINGS CO IDR DAYTON
            HUDSON CORPORATION PROJECT             6.88        04/01/01       301,821
   220,000  DENVER WEST METROPOLITAN
            DISTRICT CO GO SERIES B                4.90        12/01/03       220,158
   205,000  DENVER WEST METROPOLITAN
            DISTRICT CO GO SERIES B                5.00        12/01/04       205,715
   290,000  DENVER WEST METROPOLITAN
            DISTRICT CO GO SERIES B                5.20        12/01/06       292,189
 1,350,000  DENVER CO CITY & COUNTY
            AIRPORT REVENUE SERIES A AMBAC
            INSURED                                4.90        11/15/08     1,373,760
   355,000  DENVER CO CITY & COUNTY
            REVENUE HELEN G. BONFILS
            FOUNDATION PROJECT SERIES B            9.50        12/01/01       372,203
 1,070,000  TELLER COUNTY CO COP                   5.50        12/01/09     1,110,435

                                                                            8,586,299
                                                                          -----------
FLORIDA - 5.17%
   200,000  BRADFORD COUNTY FL HEALTH
            FACILITES AUTHORITY HFFA
            REVENUE SANTA FE HEALTHCARE
            FACILITES PROJECT                      6.00        11/15/09       213,526
 2,025,000  HILLSBOROUGH COUNTY FL UTILITY
            REVENUE                                6.20        12/01/08     2,152,089
   710,000  PLANTATION FL WATER & SEWER
            REVENUE CAPITAL APPRECIATION
            MBIA INSURED                           5.68[::]   03/01/03        626,923

                                                                            2,992,538
                                                                          -----------
IDAHO - 0.48%
   265,000  POCATELLO ID IDA REVENUE
            ALLOCATION TAX INCREMENT
            SERIES B                               7.25        12/01/08       278,091
                                                                          -----------
ILLINOIS - 9.44%
 1,500,000  CHICAGO IL TAX INCREMENT
            ALLOCATION TAX REVENUE CAPITAL
            APPRECIATION PROJECT SERIES A
            AMBAC INSURED                          5.03[::]   12/01/05      1,204,935
 1,050,000  GRUNDY COUNTY IL INDEPENDANT
            SCHOOL DISTRICT #5 GO AMBAC
            INSURED                                7.13        12/01/05     1,179,297
 1,130,000  GRUNDY COUNTY IL INDEPENDENT
            SCHOOL DISTRICT #5 GO AMBAC
            INSURED                                7.13        12/01/06     1,290,855
   275,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE ALEXIAN
            BROTHERS MEDICAL CENTER
            PROJECT                                7.00        01/01/03       280,538

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
ILLINOIS (continued)
$  740,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE MERCY
            HOSPITAL PROJECT                       7.10%       06/01/09   $   816,864
   495,000  ROSEMONT IL GO SERIES B SMITH
            BARNEY HARRIS UPHAM LOC                5.20        12/01/03       507,504
    85,000  WAUKEGAN IL BOARD LIBRARY
            TRUSTEES ECONOMIC DEVELOPMENT
            REVENUE LIBRARY BUILDING NOTES         8.00        01/01/01        85,014
    95,000  WAUKEGAN IL BOARD LIBRARY
            TRUSTEES ECONOMIC DEVELOPMENT
            REVENUE LIBRARY BUILDING NOTES         7.50        01/01/02        97,516

                                                                            5,462,523
                                                                          -----------
KANSAS - 0.32%
   185,000  LAWRENCE KS HOSPITAL REVENUE
            LAWRENCE MEMORIAL HOSPITAL             5.00        07/01/04       185,353
                                                                          -----------
KENTUCKY - 1.06%
   610,000  JEFFERSON COUNTY KY GO
            SERIES C                               5.38        05/15/01       612,867
                                                                          -----------
LOUISIANA - 0.46%
   260,000  LOUISIANA PUBLIC FACILITIES
            AUTHORITY MFHR EDGEWOOD
            APARTMENTS FNMA INSURED                5.70        06/01/05       265,156
                                                                          -----------
MAINE - 0.42%
   240,000  STATE STREET HOUSING
            PRESERVATION CORPORATION ME
            MFHR PROJECT ACQUISITION 100
            STATE STREET SERIES A HUD
            SECTION 8 LOC                          7.20        01/01/02       244,855
                                                                          -----------
MICHIGAN - 13.89%
   500,000  BATTLE CREEK MI ECONOMIC
            DEVELOPMENT REVENUE KELLOGG
            COMPANY PROJECT REMARKETED
            8/1/97                                 5.13        02/01/09       516,770
 1,105,000  DETROIT MI SEWER DISPOSAL
            REVENUE ESCROWED TO MATURITY           7.10        12/15/09     1,230,528
   300,000  LAKEVIEW MI COMMUNITY SCHOOLS
            GO FGIC INSURED                        6.50        05/01/05       326,592
   305,000  LAKEVIEW MI COMMUNITY SCHOOLS
            GO FGIC INSURED                        6.50        05/01/06       336,991
   395,000  MERRILL MI COMMUNITY SCHOOL
            DISTRICT GO FGIC INSURED               6.50        05/01/05       429,685
   900,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE
            CHARITY OBLIGATIONS SERIES D           4.80        11/01/17       918,594
   415,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE OSF
            HEALTHCARE SYSTEM                      5.25        11/15/06       417,266
   435,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE OSF
            HEALTHCARE SYSTEM                      5.38        11/15/07       439,328
   650,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE
            HENRY FORD HOSPITAL                    9.00        05/01/04       703,332
 1,600,000  MICHIGAN STATE HOUSING
            AUTHORITY RENTAL HOUSING
            REVENUE AMBAC INSURED                  4.85        04/01/04     1,602,752
 2,305,000  ROMULUS MI GO COMMUNITY
            SCHOOLS CAPITAL APPRECIATION
            SERIES II FGIC INSURED                 4.95[::]   05/01/22        636,756
   450,000  SCHOOLCRAFT MI COMMUNITY
            SCHOOL DISTRICT GO FGIC
            INSURED                                6.50        05/01/04       481,757

                                                                            8,040,351
                                                                          -----------
MISSOURI - 0.21%
   120,000  ST. LOUIS MO REGIONAL
            CONVENTION & SPORTS COMPLEX
            AUTHORITY REVENUE SERIES C             7.75        08/15/01       121,483
                                                                          -----------
NEBRASKA - 0.72%
   415,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY HOSPITAL REVENUE
            GREAT PLAINS REGIONAL MEDICAL
            CENTER PROJECT                         4.80        11/15/04       419,511
                                                                          -----------
NEVADA - 1.14%
   645,000  SPARKS NV REDEVELOPMENT AGENCY
            TAX ALLOCATION REVENUE
            SERIES A                               5.10        01/15/08       662,254
                                                                          -----------
NEW YORK - 3.87%
   305,000  COUNTY OF WESTCHESTER NY IDR
            AGR REALTY COMPANY PROJECT             5.75        01/01/02       308,318
 1,500,000  NEW YORK NY GO SERIES F                5.00        08/01/06     1,552,365

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
NEW YORK (continued)
$  485,000  NEW YORK STATE DORM AUTHORITY
            REVENUE CAPITAL APPRECIATION
            SERIES A FSA INSURED                   5.29%[::]   07/01/05   $   379,508

                                                                            2,240,191
                                                                          -----------
NORTH CAROLINA - 1.75%
 1,000,000  NORTH CAROLINA MUNICIPAL POWER
            AGENCY #1 CATAWBA ELECTRIC
            REVENUE                                5.75        01/01/02     1,011,560
                                                                          -----------
OHIO - 5.02%
 1,285,000  AKRON OH COP SPORTS FACILITIES
            REVENUE MUNICIPAL BASEBALL
            STADIUM PROJECT                        5.32[::]   12/01/01      1,230,670
   230,000  AKRON OH COP SPORTS FACILITIES
            REVENUE MUNICIPAL BASEBALL
            STADIUM PROJECT                        6.50[::]   12/01/07        232,944
 1,000,000  FRANKLIN COUNTY OH IDR
            AMERICAN CHEMICAL SOCIETY
            PROJECT                                5.13        10/01/08     1,027,280
   375,000  OHIO STATE BUILDING AUTHORITY
            REVENUE TOLEDO GOVERNMENT
            OFFICE BUILDING                       10.13        10/01/06       416,033

                                                                            2,906,927
                                                                          -----------
PENNSYLVANIA - 6.60%
   205,000  DELAWARE COUNTY PA UNIVERSITY
            REVENUE VILLANOVA UNIVERSITY           9.63        08/01/02       216,468
 1,000,000  MONTGOMERY COUNTY PA IDA PCR
            PECO ENERGY COMPANY SERIES B           5.30        10/01/34     1,007,350
 1,250,000  PENNSYLVANIA PA EDA REVENUE
            NORTHWESTERN HUMAN SERVICES
            SERIES A ACA INSURED                   4.88        06/01/08     1,235,000
   265,000  PHILADELPHIA PA GAS WORKS
            REVENUE THIRTEENTH SERIES              7.50        06/15/01       268,673
 1,000,000  WINDBER PA AREA AUTHORITY
            HOSPITAL REVENUE WINDBAR
            HOSPITAL PROJECT FHA INSURED
            PREREFUNDED 8/1/05 @ 102               6.50        02/01/30     1,095,580

                                                                            3,823,071
                                                                          -----------
RHODE ISLAND - 0.56%
   320,000  RHODE ISLAND STATE STUDENT
            LOAN AUTHORITY STUDENT LOAN
            REVENUE SERIES B GUARANTEED
            STUDENT LOANS CREDIT SUPPORT           6.75        12/01/01       326,272
                                                                          -----------
SOUTH CAROLINA - 3.70%
 1,000,000  MEDICAL UNIVERSITY OF SOUTH
            CAROLINA HOSPITAL FACILITIES
            REVENUE COP HARBORVIEW OFFICE
            TOWER PROJECT                          7.38        01/01/04     1,036,550
 1,075,000  SOUTH CAROLINA HOUSING
            FINANCE & DEVELOPMENT
            AUTHORITY MORTGAGE REVENUE
            SERIES A-2 FSA INSURED                 5.50        07/01/04     1,105,294

                                                                            2,141,844
                                                                          -----------
SOUTH DAKOTA - 1.73%
 1,000,000  SOUTH DAKOTA STATE HEALTH &
            EDUCATIONAL FACILITIES
            AUTHORITY REVENUE ACA INSURED          5.20        04/01/08     1,001,730
                                                                          -----------
TEXAS - 13.25%
   305,000  DE SOTO TX HOUSING FINANCE
            CORPORATION MFHR WINDSOR
            FOUNDATION PROJECT SERIES A            6.13        02/01/05       324,947
   370,000  GRAPE CREEK-PULLIAM TX
            INDEPENDENT SCHOOL DISTRICT
            EDUCATIONAL FACILITIES REVENUE
            PUBLIC FACILITIES CORPORATION          6.20        05/15/02       376,549
   240,000  HARLANDALE TX INDEPENDENT
            SCHOOL DISTRICT PUBLIC
            FACILITES CORPORATION LEASE
            REVENUE EDUCATIONAL FACILITIES
            REVENUE                                5.20        10/15/06       241,291
   245,000  HOUSTON TX HOUSING FINANCE
            CORPORATION SFMR SERIES A-1            8.00        06/01/14       262,143
    90,000  HOUSTON TX HOUSING FINANCE
            CORPORATION SFMR SERIES B-1            8.00        06/01/14        97,562
   730,000  LUFKIN TX HEALTH FACILITIES
            DEVELOPMENT CORPORATION HEALTH
            SYSTEM REVENUE MEMORIAL HEALTH
            SYSTEM OF EAST TEXAS                   6.50        02/15/06       722,744
 1,160,000  LYFORD TX CONSOLIDATED
            INDEPENDENT SCHOOL DISTRICT
            EDUCATIONAL FACILITIES REVENUE         5.00        08/15/07     1,157,344
 3,100,000  MIDLAND COUNTY TX HOSPITAL
            DISTRICT REVENUE CAPITAL
            APPRECIATION AMBAC INSURED             5.73[::]   06/01/07      2,185,996
 2,000,000  SAN ANTONIO TX ELECTRIC & GAS
            SERIES A                               5.00        02/01/06     2,065,140

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
TEXAS (continued)
$  235,000  SAN ANTONIO TX HIGHER
            EDUCATION FACILITIES REVENUE
            UNIVERSITY OF TEXAS AT SAN
            ANTONIO PHASE I                        6.50%       11/01/01   $   238,362

                                                                            7,672,078
                                                                          -----------
WASHINGTON - 4.67%
   700,000  SEATTLE WA MFHR MARKET HOUSE
            ELDERLY HOUSING SERIES A               6.20        02/01/04       703,416
 2,000,000  WASHINGTON STATE HOUSING
            FINANCE COMMISSION NONPROFIT
            HOUSING REVENUE OCEAN RIDGE
            APARTMENTS PROJECT SERIES A            5.25        07/01/02     2,000,980

                                                                            2,704,396
                                                                          -----------
WASHINGTON D.C. - 3.72%
 2,000,000  DISTRICT OF COLUMBIA GO
            SERIES B MBIA INSURED                  6.10        06/01/11     2,155,900
                                                                          -----------

                                                                           56,231,636
TOTAL MUNICIPAL BONDS (COST $55,657,705)
                                                                          -----------
MUNICIPAL DEMAND NOTES - 0.98%
MINNESOTA - 0.98%
   270,000  ARDEN HILLS MN HOUSING &
            HEALTH CARE FACILITIES REVENUE
            PRESBYTERIAN HOMES PROJECT
            SERIES B U.S. BANK N.A. LOC+           5.00        09/01/29       270,000
   300,000  GOLDEN VALLEY MN IDR UNICARE
            HOMES PROJECT BANK OF AMERICA
            N.A. LOC+                              4.95        09/01/14       300,000

                                                                              570,000
TOTAL MUNICIPAL DEMAND NOTES (COST
$570,000)
                                                                          -----------
SHORT-TERM INVESTMENTS - 0.98%
   564,351  WELLS FARGO NATIONAL TAX-FREE
            MUNICIPAL MONEY MARKET FUND
            (COST $564,351)+X+                                                564,351
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $56,792,056)*                         99.08% $57,365,987
OTHER ASSETS AND LIABILITIES NET             0.92      531,461
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $57,897,448
                                          -------  -----------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  +  VARIABLE RATE SECURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $706,304
GROSS UNREALIZED DEPRECIATION                       (132,373)
                                                    --------
NET UNREALIZED APPRECIATION                         $573,931

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS - 93.46%
ALABAMA - 1.01%
$ 3,680,000  ALABAMA STATE PUBLIC SCHOOL &
             COLLEGE AUTHORITY CAPITAL
             IMPROVEMENT REVENUE                    4.25%       11/01/18   $  3,313,435
                                                                           ------------
ALASKA - 0.44%
  1,545,000  MATANUSKA-SUSITNA BORO AK
             SERIES A                               4.50        03/01/17      1,443,633
                                                                           ------------
ARIZONA - 1.66%
  1,250,000  MARICOPA COUNTY AZ IDA
             EDUCATIONAL REVENUE ARIZONA
             CHARTER SCHOOLS PROJECT
             SERIES A                               6.75        07/01/29      1,279,100
    580,000  MARICOPA COUNTY AZ IDA MFHR
             VICTORIA HOUSING LLC SERIES B         10.00        05/01/31        587,285
  3,000,000  MARICOPA COUNTY AZ UNION
             SCHOOL DISTRICT #48 GO SCHOOL
             IMPROVEMENTS                           9.00        07/01/05      3,582,810

                                                                              5,449,195
                                                                           ------------
CALIFORNIA - 4.06%
  2,500,000  ACCESS TO LOANS FOR LEARNING
             STUDENT LOAN CORPORATION CA
             REVENUE JUNIOR SUBORDINATES
             SERIES IV-D2 GUARANTEED BY
             STUDENT LOANS                          7.85        07/01/25      2,530,175
  1,455,000  LOS ANGELES CA COMMUNITY
             REDEVELOPMENT AGENCY HOUSING
             REVENUE MONTEREY HILLS
             REDEVELOPMENT PROJECT
             SERIES A                               8.20        12/01/13      1,600,209
  6,900,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA WATERWORKS
             REVENUE++                              6.54        08/10/18      8,271,375
  1,000,000  STUDENT EDUCATION LOAN
             MARKETING CORPORATION CA
             STUDENT LOAN REVENUE JUNIOR
             SUBORDINATES SERIES IV-D1
             GUARANTEED BY STUDENT LOANS            5.88        01/01/18        952,030

                                                                             13,353,789
                                                                           ------------
COLORADO - 7.88%
  1,160,000  ADAMS COUNTY CO SFMR
             SERIES A2                              8.70        06/01/12      1,174,952
  1,750,000  ARAPAHOE COUNTY CO UTILITIES
             REVENUE WATER & WASTEWATER
             AUTHORITY REVENUE                      6.25        12/01/20      1,770,563
  1,890,000  BLACK HAWK CO BUSINESS
             IMPROVEMENTS DISTRICT SPECIAL
             ASSESSMENT REVENUE
             SERIES #98-1                           7.00        12/01/11      1,905,498
  1,000,000  COLORADO HFA GO SERIES A               7.40        05/01/11      1,030,730
  1,020,000  COLORADO HFA SFMR SERIES A2            7.15        11/01/14      1,120,470
  1,240,000  COLORADO HFA SFMR SERIES B2            7.50        12/01/16      1,313,247
  1,375,000  COLORADO HFA SFMR SERIES C             7.90        12/01/24      1,468,198
  1,050,000  COLORADO HFA SFMR SERIES D1
             REMARKETED 7/15/94                     8.00        12/01/24      1,123,458
    690,000  COLORADO HFA SFMR SERIES D2
             REMARKETED 11/15/94                    8.13        06/01/25        740,149
  1,000,000  COLORADO HFFA REVENUE HOSPITAL
             STEAMBOAT SPRINGS HEALTH
             PROJECT                                5.75        09/15/22        821,080
  2,000,000  COLORADO HFFA REVENUE
             STEAMBOAT SPRINGS HEALTH
             PROJECT                                5.80        09/15/23      1,634,140
  5,200,000  DENVER CO URBAN RENEWAL
             AUTHORITY TAX INCREMENT
             REVENUE REMARKETED 6/15/94             9.13        09/01/17      5,967,468
  3,500,000  EL PASO COUNTY CO GO SCHOOL
             DISTRICT #11 COLORADO SPRINGS          7.10        12/01/17      4,391,590
    140,000  LOGAN COUNTY CO SFMR SERIES A          8.50        11/01/11        144,281
    935,000  NORTHERN METROPOLITAN DISTRICT
             ADAMS COUNTY CO                        6.50        12/01/16        938,385
    350,000  VAIL CO SFMR SERIES 1992A              8.13        06/01/10        375,441

                                                                             25,919,650
                                                                           ------------
CONNECTICUT - 0.01%
     40,000  CONNECTICUT STATE HFA HOUSING
             MORTGAGE FINANCE PROGRAM
             SERIES B4                              7.30        11/15/03         40,070
                                                                           ------------
FLORIDA - 0.02%
     75,000  BREVARD COUNTY FL HFA SFMR
             SERIES B FSA INSURED                   7.00        03/01/13         77,247
                                                                           ------------
GEORGIA - 1.41%
  3,500,000  ATLANTA GA WATER & WASTEWATER
             REVENUE SERIES A FGIC INSURED          5.50        11/01/22      3,725,890

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
GEORGIA (continued)
$ 1,500,000  HOUSTON COUNTY GA DEVELOPMENT
             AUTHORITY MFHR EMERALD COAST
             HOUSING SERIES A                       7.00%       08/01/28   $    900,015

                                                                              4,625,905
                                                                           ------------
HAWAII - 2.06%
  6,950,000  HAWAII STATE DEPARTMENT OF
             BUDGET & FINANCE SPECIAL
             PURPOSE REVENUE THE QUEENS
             HEALTH SYSTEMS SERIES A                5.75        07/01/26      6,768,744
                                                                           ------------
IDAHO - 0.62%
    890,000  IDAHO HOUSING AGENCY SFMR
             SENIOR SERIES C2 PREREFUNDED
             1/1/05 @102                            6.35        07/01/15        929,721
  1,000,000  IDAHO STATE BUILDING AUTHORITY
             BUILDING REVENUE SERIES A MBIA
             INSURED                                4.75        09/01/25        932,520
    170,000  POCATELLO ID IDA REVENUE
             ALLOCATION TAX INCREMENT
             SERIES B                               7.25        12/01/08        178,398

                                                                              2,040,639
                                                                           ------------
ILLINOIS - 9.55%
 35,000,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY RETIREMENT HOUSING
             REVENUE REGENCY PARK SERIES A          5.92[::]   07/15/23       8,933,050
  1,000,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY REVENUE COMMUNITY
             REHABILITATION PROVIDERS
             SERIES A                               5.70         07/1/19        870,000
  1,705,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY REVENUE COMMUNITY
             REHABILITATION PROVIDERS
             SERIES A PREREFUNDED 7/1/05
             @102                                   7.88        07/1//20      1,969,769
    945,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY REVENUE COMMUNITY
             REHABILITATION PROVIDERS
             SERIES A UNREFUNDED BALANCE            7.88        07/01/20        856,387
  1,120,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY REVENUE COMMUNITY
             REHABILITATION PROVIDERS
             SERIES C                               5.65        07/01/19        953,646
  4,940,000  ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             CAPITAL APPRECIATION REFUNDED          5.99[::]   07/01/14       2,263,656
  4,500,000  ILLINOIS HEALTH FACILITIES
             AUTHORITY REVENUE OSF
             HEALTHCARE SYSTEM                      6.25        11/15/29      4,481,730
  1,120,000  ILLINOIS HFFA REVENUE
             EDGEWATER MEDICAL CENTER
             SERIES A                               9.25        07/01/24      1,302,470
  7,350,000  REGIONAL TRANSPORTATION
             AUTHORITY IL SALES TAX REVENUE
             SERIES D FGIC INSURED                  7.75        06/01/19      9,801,961

                                                                             31,432,669
                                                                           ------------
IOWA - 0.42%
  1,145,000  IOWA FINANCE AUTHORITY SFMR
             MORTGAGE BACKED SECURITIES
             PROGRAM SERIES B                       6.95        07/01/24      1,212,314
    175,000  IOWA FINANCE AUTHORITY SFMR
             SERIES B                               7.45        07/01/23        180,675

                                                                              1,392,989
                                                                           ------------
KANSAS - 1.33%
  3,755,000  SEDGWICK & SHAWNEE COUNTIES KS
             SFMR SERIES A2 COLLATERALIZED
             BY GNMA                                6.70        06/01/29      4,368,680
                                                                           ------------
LOUISIANA - 1.55%
    200,000  LOUISIANA PUBLIC FACILITIES
             AUTHORITY REVENUE STUDENT LOAN
             LA OPPORTUNITY LOAN SERIES A           6.85        01/01/09        207,710
  2,000,000  LOUISIANA STADIUM & EXPOSITION
             DISTRICT HOTEL OCCUPANCY
             TAX & STADIUM REVENUE                  4.75        07/01/21      1,888,520
  5,000,000  RAPIDES PARISH LA HOUSING &
             MORTGAGE FINANCE AUTHORITY
             CAPITAL APPRECIATION REVENUE
             SERIES C                               7.45[::]   07/10/14       1,945,350
  2,900,000  ST. BERNARD PARISH LA HOUSING
             MORTGAGE AGENCY SFMR
             SERIES 1992 C                          7.65[::]   07/10/14       1,063,198

                                                                              5,104,778
                                                                           ------------
MASSACHUSETTS - 6.95%
  2,000,000  MASSACHUSETTS BAY
             TRANSPORTATION AUTHORITY
             GENERAL TRANSPORTATION REVENUE
             SERIES B                               6.20        03/01/16      2,303,820
  2,000,000  MASSACHUSETTS EDFA REVENUE
             SERIES C MBIA INSURED                  4.80        12/01/10      2,010,020
  2,500,000  MASSACHUSETTS STATE COLLEGE
             BUILDING AUTHORITY,
             EDUCATIONAL FACILITIES REVENUE
             SERIES A                               7.50        05/01/14      3,141,750

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
MASSACHUSETTS (continued)
$ 2,235,000  MASSACHUSETTS STATE
             DEVELOPMENT FINANCE AGENCY
             RESOURCE RECOVERY REVENUE
             OGDEN HAVERHILL PROJECT
             SERIES B                               5.30%       12/01/14   $  2,042,477
  2,500,000  MASSACHUSETTS STATE HEALTH &
             EDUCATIONAL FACILITIES
             AUTHORITY REVENUE CARITAS
             CHRISTI OBLIGATIONS GROUP A            5.70        07/01/15      2,149,700
  1,000,000  MASSACHUSETTS STATE HFA
             RESIDENTIAL DEVELOPMENT
             COLLATERALIZED BY FNMA                 6.90        11/15/21      1,047,160
    750,000  MASSACHUSETTS STATE HFA SFMR
             SERIES 26                              5.60        06/01/25        728,595
 10,000,000  MASSACHUSETTS STATE TURNPIKE
             AUTHORITY METROPOLITAN HIGHWAY
             SYSTEM REVENUE SERIES A AMBAC
             INSURED                                4.75        01/01/34      9,175,900
    260,000  NEW BEDFORD MA IDA REVENUE
             AEROVOXINCORPORATED PROJECT
             SERIES 1982                            7.42        07/01/02        261,573

                                                                             22,860,995
                                                                           ------------
MICHIGAN - 2.00%
  2,990,000  MICHIGAN STATE HFFA REVENUE
             HENRY FORD HEALTH SYSTEM
             SERIES A                               6.00        11/15/19      3,076,411
  2,760,000  WAYLAND MI USD GO FGIC INSURED         8.00        05/01/10      3,501,805

                                                                              6,578,216
                                                                           ------------
MINNESOTA - 1.16%
    500,000  AUSTIN MN HOUSING &
             REDEVELOPMENT AUTHORITY
             GOVERNMENTAL HOUSING GROSS
             REVENUE COURTYARD RESIDENCE
             PROJECT SERIES A                       7.25        01/01/32        510,250
    275,000  MINNEAPOLIS ST. PAUL MN
             HOUSING FINANCE BOARD SFMR
             PHASE IX COLLATERALIZED BY
             GNMA                                   7.30        08/01/31        281,991
  3,000,000  MINNESOTA IRON RANGE
             RESOURCES & REHABILITATION
             GROSS REVENUE GIANTS RIDGE
             RECREATIONAL AREA                      7.50        11/01/25      3,022,950

                                                                              3,815,191
                                                                           ------------
NEBRASKA - 0.37%
  1,000,000  OMAHA NEBRASKA GO SERIES A             6.50        12/01/30      1,227,890
                                                                           ------------
NEVADA - 1.15%
  2,000,000  CLARK COUNTY NV IDR NEVADA
             POWER COMPANY PROJECT
             SERIES A                               5.90        11/01/32      1,777,180
  2,000,000  DIRECTOR STATE OF NEVADA
             DEPARTMENT OF BUSINESS &
             INDUSTRY LAS VEGAS MONORAIL
             PROJECT                                5.38        01/01/40      2,007,780

                                                                              3,784,960
                                                                           ------------
NEW JERSEY - 0.87%
  1,570,000  NEW JERSEY HEALTH CARE
             FACILITIES FINANCING AUTHORITY
             REVENUE ENGLEWOOD HOSPITAL &
             MEDICAL CENTER                         6.50        07/01/09      1,559,387
  1,250,000  NEW JERSEY STATE HOUSING &
             MORTGAGE FINANCE AGENCY MFHR
             PRESIDENTIAL PLAZA FHA INSURED         7.00        05/01/30      1,296,887

                                                                              2,856,274
                                                                           ------------
NEW MEXICO - 5.60%
  3,040,000  BERNALILLO COUNTY NM GROSS
             RECEIPTS TAX REVENUE                   5.20        04/01/21      3,120,560
  1,475,000  BERNALILLO COUNTY NM GROSS
             RECEIPTS TAX REVENUE                   5.25        04/01/27      1,517,303
  3,500,000  BERNALILLO COUNTY NM GROSS
             RECEIPTS TAX REVENUE SERIES B          5.70        04/01/27      3,822,630
  2,000,000  FARMINGTON NM PCR PUBLIC
             SERVICE COMPANY SAN JUAN
             PROJECT SERIES D                       6.38        04/01/22      1,936,520
    635,000  HOBBS NM SFMR                          8.75        07/01/11        689,820
  6,585,000  SANTA FE COUNTY NM
             CORRECTIONAL SYSTEMS REVENUE
             FSA INSURED                            6.00        02/01/27      7,334,504

                                                                             18,421,337
                                                                           ------------

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
NEW YORK - 0.69%
$ 2,400,000  NEW YORK NY CITY TRANSITIONAL
             FINANCE AUTHORITY REVENUE              4.75%       05/01/23   $  2,267,208
                                                                           ------------
NORTH CAROLINA - 1.21%
  4,000,000  NORTH CAROLINA EASTERN
             MUNICIPAL POWER REVENUE
             SERIES B                               5.70        01/01/17      3,987,520
                                                                           ------------
OHIO - 0.56%
  2,000,000  PIKE COUNTY OH HOSPITAL
             FACILITIES REVENUE PIKE HEALTH
             SERVICES INCORPORATED PROJECT          7.00        07/01/22      1,850,040
                                                                           ------------
OKLAHOMA - 0.19%
    200,000  PRYOR CREEK OK EDA MORTGAGE
             REVENUE SERIES A
             COLLATERALIZED BY FNMA                 7.13        07/01/21        201,460
    405,000  TULSA COUNTY OK HFA MORTGAGE
             REVENUE SERIES C
             COLLATERALIZED BY GNMA                 7.10        06/01/22        416,583

                                                                                618,043
                                                                           ------------
OREGON - 3.59%
  1,500,000  KLAMATH FALLS OR ELECTRIC
             REVENUE LIEN-KLAMATH COGEN
             PROJECT                                5.88        01/01/16      1,391,355
  8,500,000  KLAMATH FALLS OR ELECTRIC
             REVENUE LIEN-KLAMATH COGEN
             PROJECT                                6.00        01/01/25      7,752,085
  1,000,000  OREGON STATE HEALTH HOUSING
             EDUCATIONAL & CULTURAL
             FACILITIES AUTHORITY REVENUE           5.25        10/01/16        797,460
  2,000,000  WASHINGTON COUNTY OR HOUSING
             AUTHORITY REVENUE AFFORDABLE
             HOUSING POOL SERIES A                  6.13        07/01/29      1,871,380

                                                                             11,812,280
                                                                           ------------
PENNSYLVANIA - 5.60%
  2,000,000  CARBON COUNTY PA IDR PANTHER
             CREEK PARTNERS PROJECT                 6.70        05/01/12      2,065,540
  2,250,000  CHESTER COUNTY PA HEALTH &
             EDUCATION FACILITIES AUTHORITY
             REVENUE JEFFERSON HEALTH
             SYSTEM SERIES B                        5.38        05/15/27      2,052,563
  1,000,000  CUMBERLAND COUNTY PA MUNICIPAL
             AUTHORITY REVENUE CARLISLE
             HOSPITAL & HEALTH                      6.80        11/15/23        802,630
  1,375,000  MONTGOMERY COUNTY PA HIGHER
             EDUCATION & HEALTH AUTHORITY
             REVENUE MONTGOMERY HOSPITAL
             MEDICAL CENTER PROJECT
             SERIES B                               6.60        07/01/10      1,363,533
  6,000,000  PENNSYLVANIA STATE HIGHER
             EDUCATION ASSISTANCE AGENCY
             STUDENT LOAN REVENUE AMBAC
             INSURED                                7.40        03/01/22      6,442,500
    500,000  PENNSYLVANIA STATE HIGHER
             EDUCATION ASSISTANCE AGENCY
             STUDENT LOAN REVENUE SERIES A
             AMBAC INSURED+                         7.05        10/01/16        536,140
  5,720,000  PHILADELPHIA PA SCHOOL
             DISTRICT GO SERIES A MBIA
             INSURED                                4.50        04/01/23      5,160,298

                                                                             18,423,204
                                                                           ------------
SOUTH CAROLINA - 2.91%
  8,800,000  CONNECTOR 2000 ASSOCIATION
             INCORPORATED SC TOLL ROAD
             REVENUE SOUTHERN CONNECTOR
             PROJECT SERIES B                       5.73[::]   01/01/17       2,666,752
  9,100,000  CONNECTOR 2000 ASSOCIATION
             INCORPORATED SC TOLL ROAD
             REVENUE SOUTHERN CONNECTOR
             PROJECT SERIES B                       5.75[::]   01/01/18       2,546,908
  9,400,000  CONNECTOR 2000 ASSOCIATION
             INCORPORATED SC TOLL ROAD
             REVENUE SOUTHERN CONNECTOR
             PROJECT SERIES B                       5.75[::]   01/01/19       2,445,316
  2,350,000  LORIS SC COMMUNITY HOSPITAL
             DISTRICT HOSPITAL REVENUE
             SERIES B                               5.63        01/01/29      1,923,687

                                                                              9,582,663
                                                                           ------------
SOUTH DAKOTA - 1.09%
  3,500,000  SOUTH DAKOTA STATE HEFA
             REVENUE HURON REGIONAL MEDICAL
             CENTER                                 7.30        04/01/16      3,584,700
                                                                           ------------
TENNESSEE - 1.15%
 14,250,000  METROPOLITAN GOVERNMENTS OF
             NASHVILLE & DAVIDSON COUNTY TN
             HEALTH & EDUCATIONAL
             FACILITIES REVENUE VOLUNTEER
             HEALTH CARE                            5.72[::]   06/01/21       3,798,480
                                                                           ------------
TEXAS - 10.49%
    275,000  BAYTOWN TX HOUSING FINANCE
             CORPORATION SFMR SERIES 1992A          8.50        09/01/11        307,799

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
TEXAS (continued)
$ 1,430,000  BEAUMONT TX HOUSING FINANCE
             CORPORATION REVENUE                    9.20%       03/01/12   $  1,561,331
  2,900,000  BRAZOS RIVER AUTHORITY TX
             UTILITIES REVENUE HOUSTON
             INDUSTRIES INCORPORATED
             PROJECT SERIES A                       5.13        05/01/19      2,884,456
  2,000,000  COLUMBIA & BRAZORIA TX
             INDEPENDENT SCHOOL DISTRICT GO
             PSF INSURED                            4.75        02/01/25      1,853,800
  1,010,000  CORPUS CHRISTI TX HFA HOUSING
             REVENUE SERIES A MBIA INSURED          7.70        07/01/11      1,061,631
  2,150,000  CYPRESS FAIRBANKS TX
             INDEPENDENT SCHOOL DISTRICT
             PSFG INSURED                           4.75        02/15/22      2,023,043
  2,395,000  DESOTO TX HOUSING FINANCE
             CORPORATION MFHR WINDSOR
             FOUNDATION PROJECT SERIES A            7.00        02/01/25      2,653,301
    160,000  EL PASO TX HOUSING FINANCE
             CORPORATION SFMR SERIES A              8.75        10/01/11        166,200
    195,000  GALVESTON COUNTY TX PROPERTY
             FINANCE AUTHORITY INCORPORATED
             SFMR SERIES A                          8.50        09/01/11        210,772
  1,300,000  GRAPE CREEK-PULLIAM TX
             INDEPENDENT SCHOOL DISTRICT
             PUBLIC FACILITIES CORPORATION
             GO                                     7.25        05/15/21      1,498,237
  1,070,000  HARLANDALE TX INDEPENDENT
             SCHOOL DISTRICT PUBLIC
             FACILITIES CORPORATION LEASE
             REVENUE EDUCATIONAL FACILITIES
             REVENUE                                5.50        10/15/12      1,073,606
  3,140,000  HOUSTON TX HOUSING FINANCE
             CORPORATION SFMR SERIES A-1            8.00        06/01/14      3,359,706
  1,900,000  HOUSTON TX HOUSING FINANCE
             CORPORATION SFMR SERIES B-1            8.00        06/01/14      2,059,638
  1,000,000  LA PORTE TX INDEPENDENT SCHOOL
             DISTRICT GO PSFG INSURED               4.25        02/15/19        889,620
  1,000,000  LA PORTE TX GO INDEPENDENT
             SCHOOL DISTRICT PSFG INSURED           4.25        02/15/18        898,130
  3,075,000  LUFKIN TX HEALTH FACILITIES
             DEVELOPMENT CORPORATION HEALTH
             SYSTEM REVENUE MEMORIAL HEALTH
             SYSTEM OF EAST TEXAS                   6.88        02/15/26      2,884,965
    875,000  PORT ARTHUR TX HOUSING FINANCE
             CORPORATION SFMR                       8.70        03/01/12        964,548
  4,180,000  SAN ANTONIO TX HEFA REVENUE
             UNIVERSITY OF TEXAS AT SAN
             ANTONIO PHASE I                        7.13        11/01/15      4,490,156
  2,200,000  TEXAS STATE DEPARTMENT OF
             HOUSING & COMMUNITY AFFAIRS
             SFMR SERIES A                          8.10        09/01/15      2,409,946
  1,040,000  TEXAS STATE PFA STATE
             PRESERVATION BOARD SERIES A
             AMBAC INSURED                          4.50        02/01/17        974,626
    265,000  TRAVIS COUNTY TX HOUSING
             FINANCE CORPORATION
             RESIDENTIAL MORTGAGE REVENUE
             SERIES A COLLATERALIZED BY
             GNMA/FNMA                              7.00        12/01/11        274,774

                                                                             34,500,285
                                                                           ------------
UTAH - 4.09%
  1,450,000  SALT LAKE COUNTY UT EDFA
             REVENUE WESTMINISTER COLLEGE
             PROJECT                                5.75        10/01/27      1,409,371
  1,100,000  UTAH STATE BOARD REGENTS
             STUDENT LOAN REVENUE AMORTIZED
             SERIES H                               6.70        11/01/15      1,149,720
      5,000  UTAH STATE HFA SFMR SERIES D2          6.45        01/01/11          5,158
 11,500,000  WEBER COUNTY UT HOSPITAL
             REVENUE IHC HEALTH SERVICES
             INCORPORATED AMBAC INSURED             5.00        08/15/30     10,888,085

                                                                             13,452,334
                                                                           ------------
VIRGINIA - 0.98%
  3,000,000  FAIRFAX COUNTY VA
             REDEVELOPMENT & HOUSING
             AUTHORITY MFHR BURKE SHIRE
             COMMONS                                7.60        10/01/36      3,212,370
                                                                           ------------
WASHINGTON - 6.38%
  1,748,000  KITSAP COUNTY WA HOUSING
             AUTHORITY REVENUE MFHR LOW
             INCOME HOUSING COLLATERALIZED
             BY GNMA                                7.10        08/20/16      1,997,247
  6,205,000  PORT LONGVIEW WA REVENUE
             SERIES A                               5.00        12/01/14      5,958,103
  3,980,000  UNIVERSITY OF WASHINGTON
             EDUCATION LEASE REVENUE 4225
             ROOSEVELT PROJECT SERIES A
             MBIA-IBC INSURED                       5.38        06/01/29      4,002,567
  1,100,000  VANCOUVER WA HOUSING AUTHORITY
             REVENUE SPRINGBROOK SQUARE
             SERIES A                               5.65        03/01/31        927,553
  2,750,000  WASHINGTON PUBLIC POWER SUPPLY
             SYSTEM POWER REVENUE NUCLEAR
             PROJECT #2 SERIES A                    6.00        07/01/07      2,985,235
  4,000,000  WASHINGTON STATE HOUSING
             FINANCE COMMISSION NONPROFIT
             HOUSING REVENUE OCEAN RIDGE
             APARTMENTS PROJECT SERIES A            5.25        07/01/02      4,001,960
  1,065,000  WASHINGTON STATE HOUSING
             FINANCE COMMISSION SFMR
             SERIES E COLLATERALIZED BY
             FNMA/GNMA                              7.10        07/01/22      1,087,151

                                                                             20,959,816
                                                                           ------------

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE      VALUE
WASHINGTON D.C. - 2.32%
$ 8,300,000  WASHINGTON DC CONVENTION
             CENTER AUTHORITY DEDICATED TAX
             REVENUE                                4.75%       10/01/28   $  7,620,562
                                                                           ------------
WISCONSIN - 2.09%
  1,750,000  WISCONSIN CENTER DISTRICT TAX
             REVENUE JR DEDICATED FSA
             INSURED                                5.25        12/15/23      1,799,630
  4,950,000  WISCONSIN CENTER DISTRICT TAX
             REVENUE JR DEDICATED FSA
             INSURED                                5.25        12/15/27      5,076,373

                                                                              6,876,003
                                                                           ------------

                                                                            307,421,794
TOTAL MUNICIPAL BONDS (COST $290,822,347)
                                                                           ------------

SHARES
CLOSED END MUTUAL FUNDS - 5.19%
     60,485  BLACK ROCK STRATEGIC MUNICIPAL
             TRUST                                                              827,888
    357,724  DREYFUS MUNICIPAL INCOME FUND                                    2,861,792
     75,530  DREYFUS STRATEGIC MUNICIPAL
             BOND FUND                                                          642,005
    261,246  DREYFUS STRATEGIC MUNICIPALS
             FUND                                                             2,253,247
      8,585  EATON VANCE MUNICIPAL INCOME
             TRUST                                                              103,020
    100,136  MUNICIPAL ADVANTAGE FUND
             INCORPORATED                                                     1,214,149
     24,112  MUNICIPAL PARTNERS FUND                                            290,851
    115,082  NUVEEN DIVIDEND ADVANTAGE
             MUNICIPAL FUND                                                   1,603,955
    189,766  NUVEEN INSURED MUNICIPAL
             OPPORTUNITY FUND                                                 2,573,701
    105,143  NUVEEN PREMIUM INCOME
             MUNICIPAL FUND                                                   1,360,288
     91,985  SELIGMAN SELECT MUNICIPAL FUND                                     908,352
     57,005  VAN KAMPEN ADVANTAGE MUNICIPAL
             INCOME TRUST                                                       762,442
     42,976  VAN KAMPEN ADVANTAGE MUNICIPAL
             INCOME TRUST II                                                    510,340
     80,979  VAN KAMPEN TRUST FOR
             INVESTMENT GRADE MUNICIPALS                                      1,146,664

                                                                             17,058,694
TOTAL CLOSED END MUTUAL FUNDS (COST
$15,864,845)
                                                                           ------------
SHORT-TERM INVESTMENTS - 0.29%
    952,900  WELLS FARGO NATIONAL TAX-FREE
             MONEY MARKET FUND (COST
             $952,900)+X+                                                       952,900
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $307,640,092)*                        98.94% $325,433,388
OTHER ASSETS AND LIABILITIES NET             1.06     3,464,719
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $328,898,107
                                          -------  ------------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  +  VARIABLE RATE SECURITY.
 ++ REPRESENTS SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE SOLD TO OTHER QUALIFIED INSTITUTIONAL BUYERS AND ARE CONSIDERED LIQUID BY THE ADVISER PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $22,190,519
GROSS UNREALIZED DEPRECIATION                       (4,397,223)
                                                    ----------
NET UNREALIZED APPRECIATION                         $17,793,296

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 99.03%
COLORADO - 1.21%
$  600,000  COLORADO HFFA REVENUE
            STEAMBOAT SPRINGS HEALTH
            PROJECT                                5.70%       09/15/23   $   490,242
   275,000  JEFFERSON COUNTY CO SCHOOL
            DISTRICT NO 1 GO BONDS
            SERIES A BANK OF CHERRY CREEK
            N.A. LOC                               5.50        12/15/14       290,241

                                                                              780,483
                                                                          -----------
GUAM - 0.77%
   500,000  GUAM POWER AUTHORITY REVENUE
            SERIES A AMBAC INSURED                 5.00        10/01/20       499,960
                                                                          -----------
ILLINOIS - 4.29%
 1,000,000  ILLINOIS STATE SALES TAX
            REVENUE SERIES Q CONTINENTAL
            BANK LOC                               6.00        06/15/09     1,099,160
 2,000,000  METROPOLITAN PIER & EXPOSITION
            AUTHORITY MCCORMICK PLACE
            EXPANSION SERIES A FGIC
            INSURED                                6.75        06/15/20       705,040
 1,000,000  OGLE & WINNEBAGO COUNTIES IL
            SCHOOL DISTRICT NO 223 CAPITAL
            APPRECIATION                           5.84        12/01/19       364,860
   600,000  PALATINE IL MFHR PRAIRIEBROOK
            PROJECT SERIES A FNMA INSURED          5.50        12/01/26       610,932

                                                                            2,779,992
                                                                          -----------
IOWA - 0.81%
   500,000  SIOUX CITY IA GO                       6.20        06/01/04       522,595
                                                                          -----------
MINNESOTA - 1.56%
 1,000,000  MINNESOTA IRON RANGE
            RESOURCES & REHABILITATION
            GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                      7.25        11/01/16     1,008,550
                                                                          -----------
NEBRASKA - 81.69%
   750,000  AMERICAN PUBLIC ENERGY AGENCY
            NE GAS SUPPLY REVENUE NEBRASKA
            PUBLIC GAS AGENCY PROJECT
            SERIES A AMBAC INSURED                 5.25        06/01/11       736,402
   500,000  AMERICAN PUBLIC ENERGY AGENCY
            NE GAS SUPPLY REVENUE NEBRASKA
            PUBLIC GAS AGENCY PROJECT
            SERIES C AMBAC INSURED                 4.30        03/01/11       451,520
   300,000  CORNHUSKER PUBLIC WATER
            DISTRICT NE ELECTRIC SYSTEM
            REVENUE                                5.20        03/01/03       306,480
 1,000,000  DAWSON COUNTY NE SCHOOL
            DISTRICT NO 11 FSA INSURED             5.50        12/15/26     1,015,520
 2,000,000  DODGE COUNTY NE GO SCHOOL
            DISTRICT NO 1 FREMONT                  5.50        12/15/20     2,061,820
   750,000  DOUGLAS COUNTY NE SCHOOL
            DISTRICT NO 17 MILLARD PROJECT
            SERIES A FIRST NATIONAL BANK
            OF OMAHA LOC                           5.30        10/01/07       761,490
 1,000,000  DOUGLAS COUNTY NE ZOO FACILITY
            REVENUE OMAHA HENRY DOORLY ZOO
            PROJECT FIRST NATIONAL BANK OF
            OMAHA LOC                              5.88        09/01/14     1,066,680
   520,000  GAGE COUNTY NE SCHOOL DISTRICT
            NO 15 AMBAC INSURED                    5.50        12/15/09       532,808
   500,000  GRAND ISLAND NE SANITATION
            SEWER REVENUE NATIONAL BANK OF
            COMMERCE LOC                           5.60        04/01/06       524,240
   500,000  GRAND ISLAND NE SEWER REVENUE          5.75        04/01/07       525,920
   400,000  HALL COUNTY NE SCHOOL DISTRICT
            NO 2 GO BONDS GRAND ISLAND
            PROJECT BANK N.A. LOC                  5.00        08/15/08       401,352
 1,000,000  LANCASTER COUNTY NE HOSPITAL
            AUTHORITY REVENUE BRYAN
            MEMORIAL HOSPITAL PROJECT
            SERIES A MBIA INSURED                  5.10        06/01/10     1,034,550
   750,000  LANCASTER COUNTY NE SCHOOL
            DISTRICT NO 1                          5.25        01/15/21       754,635
 2,000,000  LANCASTER COUNTY NE SCHOOL
            DISTRICT NO 1 GO LINCOLN
            PUBLIC SCHOOLS PROJECT
            NATIONAL BANK OF COMMERCE LOC          5.00        01/15/09     2,070,860
   600,000  LANCASTER COUNTY NE SCHOOL
            DISTRICT NO 145 GO WAVERLY
            PROJECT AMBAC INSURED                  5.70        12/01/16       612,144
 1,250,000  LINCOLN NE ELECTRIC SYSTEM
            REVENUE SERIES A NATIONAL BANK
            OF COMMERCE                            5.00        09/01/06     1,286,075
 1,500,000  LINCOLN NE ELECTRIC SYSTEM
            REVENUE SERIES A NATIONAL BANK
            OF COMMERCE                            5.30        09/01/09     1,553,160
   500,000  LINCOLN NE ELECTRIC SYSTEM
            REVENUE SERIES A NATIONAL BANK
            OF COMMERCE                            5.40        09/01/10       518,525
 1,000,000  LINCOLN NE GO SERIES A
            NATIONAL BANK OF COMMERCE LOC          4.75        08/15/19       952,170

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
NEBRASKA (continued)
$  300,000  LINCOLN NE HOSPITAL REVENUE
            LINCOLN GENERAL PROJECT
            SERIES A FSA INSURED
            COLLATERALIZED BY STATE &
            LOCAL GOVERNMENT                       5.60%       12/01/03   $   313,719
 1,000,000  LINCOLN NE PACKAGE REVENUE
            SERIES A NATIONAL BANK OF
            COMMERCE LLC                           5.38        08/15/14     1,039,450
   400,000  LINCOLN NE POWER SUPPLY
            FACILITIES ELECTRIC SYSTEM
            REVENUE SERIES A NATIONAL BANK
            OF COMMERCE COLLATERALIZED BY
            USG                                    5.40        09/01/04       415,708
   500,000  LINCOLN NE WATERWORKS REVENUE          5.30        08/15/09       518,205
   500,000  LINCOLN-LANCASTER COUNTY NE
            PUBLIC BUILDING COMMUNITY TAX
            SUPPORTED LEASE RENTAL REVENUE
            GO OF COMMUNITY LOC                    5.25        10/15/08       528,770
   745,000  LINCOLN-LANCASTER COUNTY NE
            PUBLIC BUILDING COMMUNITY TAX
            SUPPORTED LEASE RENTAL REVENUE
            GO OF COMMUNITY LOC                    5.80        10/15/18       787,845
   400,000  MUNICIPAL ENERGY AGENCY OF
            NEBRASKA NE POWER SUPPLY
            SYSTEMS REVENUE SERIES A
            AMBAC INSURED                          5.40        04/01/03       410,200
   500,000  NEBRASKA EDUCATIONAL
            TELECOMMUNICATIONS COMMISSION
            NE UTILITIES REVENUE DTV
            PROJECT                                6.00        02/01/07       540,915
 1,250,000  NEBRASKA EDUCATIONAL
            TELECOMMUNICATIONS COMMISSION
            NE UTILITIES REVENUE DTV
            PROJECT                                6.00        02/01/10     1,377,762
   125,000  NEBRASKA ELEMENTARY &
            SECONDARY SCHOOL FINANCE
            AUTHORITY EDUCATIONAL
            FACILITIES REVENUE CREIGHTON
            PREP SCHOOL PROJECT                    5.00        07/15/09       124,568
   500,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY DWELLING REVENUE
            FATHER FLANAGANS BOYS HOME
            PROJECT AMBAC INSURED                  5.00        07/01/03       500,300
 1,000,000  NEBRASKA INVESTMENT FINANCIAL
            AUTHORITY HEALTH FACILITIES
            REVENUE CHILDRENS HEALTHCARE
            SERVICES                               5.00        08/15/11     1,022,750
   490,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY HOSPITAL REVENUE
            GREAT PLAINS REGIONAL MEDICAL
            CENTER PROJECT COLLATERALIZED
            BY ASSET GUARANTY INSURANCE
            COMPANY                                5.55        05/15/03       504,235
 1,000,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY SFHR COLLATERALIZED
            BY GNMA/FNMA/FHLMC SERIES E            5.90        09/01/24     1,017,600
 2,000,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY SFHR COLLATERALIZED
            BY GNMA/FNMA/FHLMC SERIES E            5.95        09/01/31     2,036,600
   145,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY SFM SERIES A-1               5.40        09/01/03       147,682
 2,000,000  NEBRASKA INVESTMENT FINANCIAL
            AUTHORITY SFM SERIES C                 6.30        09/01/20     2,094,200
   360,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY STATE REVOLVING FUND         6.40        07/01/05       374,123
 1,250,000  NEBRASKA PUBLIC GAS AGENCY GAS
            SUPPLY SYSTEMS REVENUE
            SERIES A                               5.30        04/01/03     1,268,075
   225,000  NEBRASKA PUBLIC POWER DISTRICT
            REVENUE ELECTRIC SYSTEMS
            SERIES A                               6.00        01/01/06       233,717
 1,000,000  NEBRASKA PUBLIC POWER DISTRICT
            REVENUE SERIES A FSA INSURED           5.13        01/01/19     1,001,160
 1,020,000  NEBRASKA PUBLIC POWER DISTRICT
            REVENUE SERIES A MBIA INSURED          5.25        01/01/12     1,063,625
   540,000  OMAHA NE AIRPORT AUTHORITY
            AIRPORT REVENUE MBIA INSURED           5.00        01/01/08       557,798
   700,000  OMAHA NE GO                            5.25        12/01/12       734,160
 3,000,000  OMAHA NE GO SERIES A                   6.50        12/01/30     3,683,670
   500,000  OMAHA NE GO PREREFUNDED 9/1/01
            @ 102                                  6.10        09/01/04       516,670
   500,000  OMAHA NE IMPOUND FACILITIES
            CORPORATION FIRST NATIONAL
            BANK OF OMAHA                          5.55        08/01/14       506,850
   235,000  OMAHA NE PARKING FACILITIES
            CORPORATION LEASE                      5.45        05/01/15       244,212
   475,000  OMAHA NE PARKING FACILITIES
            CORPORATION LEASE REVENUE
            OMAHA PARK FOUR & FIVE
            PROJECTS                               5.20        09/15/09       496,841
   500,000  OMAHA NE PARKING FACILITIES
            CORPORATION LEASE REVENUE
            OMAHA PARK FOUR & FIVE
            PROJECTS                               5.70        09/15/15       525,520
   250,000  OMAHA NE PARKING FACILITIES
            CORPORATION LEASE REVENUE
            OMAHA PARK SEVEN PROJECT
            SERIES A                               5.50        05/01/16       259,935
 1,000,000  OMAHA NE PUBLIC POWER DISTRICT
            ELECTRIC REVENUE SERIES A              5.40        02/01/06     1,052,090
   500,000  OMAHA NE PUBLIC POWER DISTRICT
            ELECTRIC REVENUE SERIES B              5.35        02/01/01       500,585
   500,000  OMAHA NE PUBLIC POWER DISTRICT
            ELECTRIC REVENUE SERIES B              5.60        02/01/04       518,045

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
NEBRASKA (continued)
$  750,000  OMAHA NE PUBLIC POWER DISTRICT
            ELECTRIC REVENUE SERIES D              5.30%       02/01/16   $   758,415
 1,000,000  OMAHA NE SPECIAL TAX REVENUE
            DOWNTOWN NORTHEAST
            REDEVELOPMENT PROJECT REVENUE
            OMAHA PARK SEVEN PROJECT
            SERIES A                               6.00        11/01/14     1,046,150
 1,730,000  PAPILLION-LA VISTA NEBRASKA
            SCHOOL DISTRICT NO 27 SARPY
            COUNTY GO                              5.75        12/01/15     1,800,913
 1,000,000  UNIVERSITY NE CORPORATE
            FACILITIES REVENUE DEFERRED
            MAINTENANCE PROJECT                    5.25        07/15/11     1,044,910
   700,000  UNIVERSITY NE CORPORATE
            FACILITIES REVENUE UNIVERSITY
            OF NEBRASKA MEDICAL CENTER
            PROJECT                                5.45        07/01/08       735,287
 1,200,000  UNIVERSITY OF NE FACILITIES
            REVENUE MEMORIAL STADIUM
            IMPROVEMENT PROJECT                    4.95        11/01/09     1,227,360
   740,000  UNIVERSITY NE UNIVERSITY
            REVENUE KEARNEY STUDENT
            FEES & FACILITIES PROJECT
            WELLS FARGO BANK IOWA LOC              5.75        07/01/20       768,201
   275,000  UNIVERSITY NE UNIVERSITY
            REVENUE STUDENT FEE &
            FACILITIES KEARNEY PROJECT
            NORWEST BANK INTERNATIONAL LOC         5.15        07/01/09       275,759
   310,000  UNIVERSITY NE UNIVERSITY
            REVENUE UNIVERSITY
            NEBRASKA-LINCOLN PACKAGE
            PROJECT FIRST BANK N.A. LOC            5.40        06/01/13       316,107
   800,000  UNIVERSITY NE UNIVERSITY
            REVENUE UNIVERSITY
            NEBRASKA-LINCOLN PROJECT U.S.
            BANK N.A. LOC                          5.80        06/01/20       826,960

                                                                           52,883,998
                                                                          -----------
NEVADA - 0.93%
   190,000  NEVADA HOUSING DIVISION SFM
            SERIES A-1                             5.60        10/01/07       199,403
   385,000  NEVADA STATE GO WATER
            POLLUTION CONTROL REVOLVING
            FUND PROJECT SERIES B                  5.40        02/01/08       403,059

                                                                              602,462
                                                                          -----------
NEW YORK - 0.24%
   150,000  NEW YORK NY GO SERIES B FGIC
            INSURED                                7.25        10/01/05       152,320
                                                                          -----------
OHIO - 0.39%
   250,000  OHIO STATE GO                          5.80        08/01/01       252,654
                                                                          -----------
PUERTO RICO - 3.64%
 1,000,000  CHILDRENS TRUST FUND TOBACCO
            SETTLEMENT REVENUE                     5.75        07/01/20     1,025,010
   200,000  PUERTO RICO COMMONWEALTH
            INFRASTRUCTURE FINANCING
            AUTHORITY REVENUE SERIES A
            AMBAC INSURED                          5.00        07/01/11       210,496
 1,000,000  PUERTO RICO MUNICIPAL FINANCE
            AGENCY SERIES A FSA INSURED            5.75        08/01/11     1,117,750

                                                                            2,353,256
                                                                          -----------
TEXAS - 0.47%
    85,000  HOUSTON TX SERIES C
            PREREFUNDED 3/1/02 @ 100               5.90        03/01/03        86,716
   215,000  HOUSTON TX SERIES C UNREFUNDED
            BALANCE                                5.90        03/01/03       219,152

                                                                              305,868
                                                                          -----------
WASHINGTON - 2.48%
 1,000,000  SEATTLE WA DRAIN & WASTEWATER
            UTILITY REVENUE                        5.75        11/01/12     1,087,850
   500,000  WASHINGTON STATE HEALTH CARE
            FACILITIES AUTHORITY HEALTH
            CARE REVENUE SISTERS OF
            PROVIDENCE PROJECT FGIC
            INSURED                                5.90        10/01/03       520,250

                                                                            1,608,100
                                                                          -----------
WISCONSIN - 0.55%
   350,000  MILWAUKEE WI GO PUBLIC
            IMPROVEMENTS SERIES C                  5.90        06/15/04       358,789
                                                                          -----------

                                                                           64,109,027
TOTAL MUNICIPAL BONDS (COST $62,084,570)
                                                                          -----------

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS - 0.75%
$  489,000  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET TRUST FUND+X+
            (COST $489,000)                                               $   489,000
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $62,573,570)*                         99.78% $64,598,027
OTHER ASSETS AND LIABILITIES NET             0.22      141,406
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $64,739,433
                                          -------  -----------

+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $2,150,839
GROSS UNREALIZED DEPRECIATION                        (126,382)
                                                    ---------
NET UNREALIZED APPRECIATION                         $2,024,457

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   OREGON TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 95.88%
OREGON - 93.57%
$1,000,000  BENTON COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            SAMARITAN HEALTH SERVICES
            PROJECT                                5.13%       10/01/28   $   864,620
   250,000  CHEMEKETA OR COMMUNITY COLLEGE
            DISTRICT EDUCATIONAL FACILITES
            REVENUE MBIA INSURED                   6.50        07/01/07       272,525
 1,000,000  CHEMEKETA OR COMMUNITY COLLEGE
            DISTRICT GO SERIES B FSA
            INSURED                                5.60        06/01/14     1,051,150
   495,000  CLACKAMAS COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            JENNINGS LODGE PROJECT
            COLLATERALIZED BY GNMA                 7.50        10/20/31       505,920
 1,800,000  CLACKAMAS COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            LEGACY HEALTH SYSTEMS                  5.25        02/15/17     1,804,248
 1,000,000  CLACKAMAS COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            ODD FELLOWS HOME SERIES A              5.88        09/15/21       838,620
   300,000  CLACKAMAS COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            SISTERS PROVIDENCE SERIES A            6.38        10/01/05       311,877
 2,070,000  COLUMBIA COUNTY OR SCHOOL
            DISTRICT #502 GO FGIC INSURED          4.95[::]   06/01/15      1,003,784
 1,000,000  EMERALD PEOPLES OR UTILITIES
            DISTRICT UTILITIES REVENUE
            FGIC INSURED                           7.35        11/01/07     1,176,190
 2,000,000  KLAMATH FALLS OR ELECTRIC
            REVENUE LIEN-KLAMATH COGEN             6.00        01/01/25     1,824,020
   500,000  MULTNOMAN COUNTY OR
            EDUCATIONAL FACILITIES REVENUE
            UNIVERSITY OF PORTLAND PROJECT
            SEATTLE-NORTHWEST SECURITIES
            LOC                                    6.00        04/01/25       507,390
 1,000,000  MULTNOMAN COUNTY OR SCHOOL
            DISTRICT #7 SCHOOL BOARD
            GUARANTEED                             5.00        06/15/18       995,370
 1,000,000  OREGON HEALTH SCIENCES
            UNIVERSITY REVENUECAPITAL
            APPRECIATION SERIES A MBIA
            INSURED                                5.75[::]   07/01/21        338,700
 1,000,000  OREGON STATE DEPARTMENT
            ADMINISTRATIVE SERVICES COP
            SERIES A AMBAC INSURED                 6.25        05/01/17     1,118,460
   175,000  OREGON STATE GO                        9.00        10/01/05       210,767
   480,000  OREGON STATE GO                        7.25        07/01/07       560,117
 1,000,000  OREGON STATE GO BOARD OF
            HIGHER EDUCATION BACCALAUREATE
            SERIES A                               5.00        08/01/22       984,510
 1,000,000  OREGON STATE GO BOARD OF
            HIGHER EDUCATION SERIES D              5.75        08/01/29     1,059,780
 1,250,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY HEALTH
            CARE REVENUE LINFIELD COLLEGE
            PROJECT SERIES A                       6.50        10/01/15     1,309,125
 2,650,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY REVENUE           5.25        10/01/16     2,113,269
 1,715,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY REVENUE
            CEDARWEST HOUSING PROJECT
            SERIES A U.S. BANK N.A. LOC
            MANDATORY TENDER 1/2/08 @100           4.75        01/01/30     1,675,058
 1,500,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY REVENUE
            SENIOR LIEN ASPEN FOUNDATION
            II SERIES A                            6.13        04/15/29     1,254,480
 2,500,000  OREGON STATE HOUSING AND
            COMMUNITY SERVICES DEPARTMENT
            MORTGAGE REVENUE SFMR SERIES M         6.20        07/01/28     2,603,825
 1,000,000  PORT ST. HELENS OR PCR
            PORTLAND GENERAL ELECTRIC
            COMPANY PROJECT SERIES A               5.25        08/01/14       965,100
   705,000  PORTLAND OR GO SERIES A                4.88        06/01/18       694,241
 1,000,000  PORTLAND OR HOUSING AUTHORITY
            MFHR LA TOURELLE APARTMENTS
            SERIES A                               6.25        01/01/30       908,560
 1,000,000  PORTLAND OR HOUSING AUTHORITY
            REVENUE POOLED HOUSING SERIES
            A                                      5.10        01/01/27       918,380
 2,500,000  PORTLAND OR SEWER SYSTEMS
            REVENUE SERIES A MBIA INSURED          4.50        06/01/18     2,331,375
 1,000,000  PORTLAND OR URBAN RENEWAL &
            REDEVELOPMENT OREGON
            CONVENTION CENTER PROJECT
            SERIES A AMBAC INSURED                 5.75        06/15/16     1,076,540
 2,575,000  WASHINGTON & CLACKAMAS
            COUNTIES OR GO SCHOOL DISTRICT
            # 23                                   6.19[::]   06/15/24        725,970
 1,000,000  WASHINGTON COUNTY OR HOUSING
            AUTHORITY MFHR TUALATIN
            MEADOWS PROJECT COLLATERALIZED
            BY FNMA                                6.00        05/01/32     1,019,120
 1,000,000  WASHINGTON COUNTY OR HOUSING
            AUTHORITY REVENUE AFFORDABLE
            HOUSING POOL SERIES A                  6.13        07/01/29       935,690
   550,000  WESTERN LANE OR HOSPITAL
            DISTRICT HOSPITAL FACILITIES
            AUTHORITY REVENUE SISTERS ST.
            JOSEPH PEACE MBIA INSURED              5.63        08/01/07       583,038

                                                                           34,541,819
                                                                          -----------

TAX-FREE FUNDS         PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   OREGON TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
PUERTO RICO - 2.31%
$  500,000  CHILDRENS TRUST FUND TOBACCO
            SETTLEMENT                             5.75%       07/01/20   $   512,505
    35,000  COMMONWEALTH OF PUERTO RICO
            AQUEDUCT & SEWER AUTHORITY
            REVENUE                               10.25        07/01/09        44,044
   285,000  PUERTO RICO HOUSING FINANCE
            CORP. MFHR PORTFOLIO A-I
            GOVERNMENT DEVELOPMENT BANK
            FOR PUERTO RICO LOC                    7.50        04/01/22       296,400

                                                                              852,949
                                                                          -----------

                                                                           35,394,768
TOTAL MUNICIPAL BONDS (COST $35,503,278)
                                                                          -----------

SHARES
CLOSED END MUTUAL FUNDS - 2.04%
    16,556  DREYFUS MUNICIPAL INCOME FUND                                     132,448
    11,636  DREYFUS STRATEGIC MUNICIPAL
            BOND FUND                                                          98,906
    18,350  DREYFUS STRATEGIC MUNICIPALS
            FUND                                                              158,269
     1,608  MUNICIPAL ADVANTAGE FUND
            INCORPORATED                                                       19,497
     1,250  MUNICIPAL PARTNERS FUND                                            15,078
    10,263  NUVEEN INSURED MUNICIPAL
            OPPORTUNITY FUND                                                  139,192
     6,122  NUVEEN PREMIUM INCOME
            MUNICIPAL FUND                                                     79,203
     1,048  VAN KAMPEN ADVANTAGE MUNICIPAL
            INCOME TRUST II                                                    12,445
     6,808  VAN KAMPEN TRUST FOR
            INVESTMENT GRADE MUNICIPALS                                        96,402

                                                                              751,440
TOTAL CLOSED END MUTUAL FUNDS (COST
$699,198)
                                                                          -----------
SHORT-TERM INVESTMENTS - 0.74%
   274,876  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET TRUST (COST
            $274,876)+X+                                                      274,876
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $36,477,352)*                         98.66% $36,421,084
OTHER ASSETS AND LIABILITIES NET             1.34      494,179
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $36,915,263
                                          -------  -----------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION       $  1,285,980
GROSS UNREALIZED DEPRECIATION         (1,342,248)
                                    ------------
NET UNREALIZED DEPRECIATION         $    (56,268)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

TAX-FREE FUNDS         STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                                          CALIFORNIA
                               ARIZONA  LIMITED TERM    CALIFORNIA
                              TAX-FREE      TAX-FREE      TAX-FREE
------------------------------------------------------------------

ASSETS
INVESTMENTS:
    IN SECURITIES, AT
     MARKET VALUE (SEE
     COST BELOW).........  $18,283,147  $36,591,710   $583,307,114
  CASH...................        1,051        5,572          5,382
  COLLATERAL FOR SECURITY
    LOANED...............            0            0              0
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........      345,998      630,238      8,624,731
  RECEIVABLE FOR
    INVESTMENTS SOLD.....            0            0              0
  RECEIVABLE FOR FUND
    SHARES ISSUED........            0          281        362,672
  PREPAID EXPENSES AND
    OTHER ASSETS.........      101,853       28,310         39,357
                           -----------  -----------   ------------
TOTAL ASSETS.............   18,732,049   37,256,111    592,339,256
                           -----------  -----------   ------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED............      305,167            0      2,218,635
  DIVIDENDS PAYABLE......       55,002       42,650      1,038,003
  PAYABLE FOR FUND SHARES
    REDEEMED.............            0        1,013        332,534
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........        3,022        8,975        319,992
  PAYABLE TO OTHER
    RELATED PARTIES......        2,337            0        356,171
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....       93,791      176,483        464,630
                           -----------  -----------   ------------
TOTAL LIABILITIES........      459,319      229,121      4,729,965
                           -----------  -----------   ------------
TOTAL NET ASSETS.........  $18,272,730  $37,026,990   $587,609,291
                           -----------  -----------   ------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------
  PAID-IN CAPITAL........  $18,243,361  $36,665,787   $551,858,205
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME....       (1,463)           0        (39,099)
  UNDISTRIBUTED NET
    REALIZED (LOSS) ON
    INVESTMENTS..........      (10,823)     (90,554)    (3,721,982)
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       41,655      451,757     39,512,167
                           -----------  -----------   ------------
TOTAL NET ASSETS.........  $18,272,730  $37,026,990   $587,609,291
                           -----------  -----------   ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------
NET ASSETS - CLASS A.....  $ 4,362,451  $31,990,057   $390,381,970
SHARES OUTSTANDING -
  CLASS A................      423,272    3,109,233     34,468,284
NET ASSET VALUE PER SHARE
  - CLASS A..............  $     10.31  $     10.29   $      11.33
MAXIMUM OFFERING PRICE
  PER SHARE -
  CLASS A(1).............  $     10.80  $     10.77   $      11.86
NET ASSETS - CLASS B.....  $ 3,556,560          N/A   $128,040,959
SHARES OUTSTANDING -
  CLASS B................      357,793          N/A     11,091,473
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........  $      9.94          N/A   $      11.54
NET ASSETS - CLASS C.....          N/A          N/A   $ 21,276,914
SHARES OUTSTANDING -
  CLASS C................          N/A          N/A      1,842,856
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS C........          N/A          N/A   $      11.55
NET ASSETS -
  INSTITUTIONAL CLASS ...  $10,353,719  $ 5,036,933   $ 47,909,448
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...    1,004,180      497,427      4,219,769
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - INSTITUTIONAL
  CLASS .................  $     10.31  $     10.13   $      11.35
                           -----------  -----------   ------------
INVESTMENTS AT COST
  (NOTE 10)..............  $18,241,492  $36,139,953   $543,794,947
                           -----------  -----------   ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2000 (UNAUDITED)   TAX-FREE
FUNDS
--------------------------------------------------------------------------------

                                           MINNESOTA                   NATIONAL
                              COLORADO  INTERMEDIATE    MINNESOTA  LIMITED TERM      NATIONAL     NEBRASKA       OREGON
                              TAX-FREE      TAX-FREE     TAX-FREE      TAX-FREE      TAX-FREE     TAX-FREE     TAX-FREE
-----------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
    IN SECURITIES, AT
     MARKET VALUE (SEE
     COST BELOW).........  $92,355,195  $179,524,107  $74,199,391  $57,365,987   $325,433,388  $64,598,027  $36,421,084
  CASH...................        1,304             0            0            0          1,997        5,056        5,248
  COLLATERAL FOR SECURITY
    LOANED...............            0             0    1,306,985            0              0            0            0
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........      807,922     3,157,451            0      687,449      4,992,319      912,525      618,229
  RECEIVABLE FOR
    INVESTMENTS SOLD.....            0     1,032,432            0            0              0      517,587            0
  RECEIVABLE FOR FUND
    SHARES ISSUED........            0        26,000      326,092       72,000        467,476            0          767
  PREPAID EXPENSES AND
    OTHER ASSETS.........       15,055         6,894       36,188       16,285         40,256            0       20,928
                           -----------  ------------  -----------  -----------   ------------  -----------  -----------
TOTAL ASSETS.............   93,179,476   183,746,884   75,868,656   58,141,721    330,935,436   66,033,195   37,066,256
                           -----------  ------------  -----------  -----------   ------------  -----------  -----------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED............            0             0            0            0              0      986,360            0
  DIVIDENDS PAYABLE......      292,726       732,950      161,245      158,286      1,188,721      249,154       53,235
  PAYABLE FOR FUND SHARES
    REDEEMED.............            0       195,110       81,309            0        314,783       10,000            0
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........       28,325        77,890       19,303       21,253        153,929       25,639       11,792
  PAYABLE TO OTHER
    RELATED PARTIES......        4,793        17,171       13,054        2,465         18,915        6,336        7,544
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....      117,579        97,327      138,118       62,269        360,981       16,273       78,422
                           -----------  ------------  -----------  -----------   ------------  -----------  -----------
TOTAL LIABILITIES........      443,423     1,120,448      413,029      244,273      2,037,329    1,293,762      150,993
                           -----------  ------------  -----------  -----------   ------------  -----------  -----------
TOTAL NET ASSETS.........  $92,736,053  $182,626,436  $75,455,627  $57,897,448   $328,898,107  $64,739,433  $36,915,263
                           -----------  ------------  -----------  -----------   ------------  -----------  -----------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL........  $92,056,238  $178,636,585  $76,358,161  $59,073,024   $332,931,656  $62,733,655  $37,697,319
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME....      (10,186)         (205)     (43,429)     (61,237)       (59,207)           0       (2,678)
  UNDISTRIBUTED NET
    REALIZED (LOSS) ON
    INVESTMENTS..........   (3,902,288)   (2,118,418)  (2,979,275)  (1,688,270)   (21,767,638)     (18,679)    (723,110)
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........    4,592,289     6,108,474    2,120,170      573,931     17,793,296    2,024,457      (56,268)
                           -----------  ------------  -----------  -----------   ------------  -----------  -----------
TOTAL NET ASSETS.........  $92,736,053  $182,626,436  $75,455,627  $57,897,448   $328,898,107  $64,739,433  $36,915,263
                           -----------  ------------  -----------  -----------   ------------  -----------  -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.....  $38,918,382           N/A  $32,234,349          N/A   $ 67,040,769          N/A  $22,580,480
SHARES OUTSTANDING -
  CLASS A................    3,735,025           N/A    3,025,412          N/A      6,553,037          N/A    1,416,893
NET ASSET VALUE PER SHARE
  - CLASS A..............  $     10.42           N/A  $     10.65          N/A   $      10.23          N/A  $     15.94
MAXIMUM OFFERING PRICE
  PER SHARE -
  CLASS A(1).............  $     10.91           N/A  $     11.15          N/A   $      10.71          N/A  $     16.69
NET ASSETS - CLASS B.....  $ 7,638,668           N/A  $18,127,987          N/A   $ 20,488,923          N/A  $11,226,363
SHARES OUTSTANDING -
  CLASS B................      732,152           N/A    1,701,742          N/A      2,002,616          N/A    1,149,889
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........  $     10.43           N/A  $     10.65          N/A   $      10.23          N/A  $      9.76
NET ASSETS - CLASS C.....          N/A           N/A          N/A          N/A   $  7,726,686          N/A          N/A
SHARES OUTSTANDING -
  CLASS C................          N/A           N/A          N/A          N/A        755,185          N/A          N/A
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS C........          N/A           N/A          N/A          N/A   $      10.23          N/A          N/A
NET ASSETS -
  INSTITUTIONAL CLASS ...  $46,179,003  $182,626,436  $25,093,291  $57,897,448   $233,641,729  $64,739,433  $ 3,108,420
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...    4,430,745    18,753,440    2,355,022    5,569,089     22,826,402    6,456,143      195,078
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - INSTITUTIONAL
  CLASS .................  $     10.42  $       9.74  $     10.66  $     10.40   $      10.24  $     10.03  $     15.93
                           -----------  ------------  -----------  -----------   ------------  -----------  -----------
INVESTMENTS AT COST
  (NOTE 10)..............  $87,762,906  $173,415,633  $72,079,221  $56,792,056   $307,640,092  $62,573,570  $36,477,352
                           -----------  ------------  -----------  -----------   ------------  -----------  -----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS              STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                        CALIFORNIA
                             ARIZONA  LIMITED TERM   CALIFORNIA
                            TAX-FREE      TAX-FREE     TAX-FREE
---------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $ 482,290  $    985,210  $16,204,875
                           ---------  ------------  -----------
TOTAL INVESTMENT
  INCOME.................    482,290       985,210   16,204,875
                           ---------  ------------  -----------

EXPENSES
  ADVISORY FEES..........     33,495        74,791    1,137,110
  ADMINISTRATION FEES....     12,814        28,653      429,611
  SHAREHOLDER SERVICING
    FEES.................      8,747        40,926      652,107
  PORTFOLIO ACCOUNTING
    FEES.................        438        28,655       50,121
  CUSTODY................      1,709         3,820       57,281
  TRANSFER AGENT
    CLASS A..............      1,753        21,409      100,142
    CLASS B..............      1,290           N/A       37,126
    CLASS C..............        N/A           N/A        4,396
    INSTITUTIONAL
     CLASS...............        199           143          708
  DISTRIBUTION FEES
    CLASS B..............     10,898           N/A      453,091
    CLASS C..............        N/A           N/A       69,633
  LEGAL AND AUDIT FEES...      9,391        15,816       34,787
  REGISTRATION FEES......      2,363         1,651       65,002
  DIRECTORS' FEES........      2,664         2,693        2,664
  SHAREHOLDER REPORTS....      1,421         9,673       37,348
  OTHER..................        380         6,437       30,919
                           ---------  ------------  -----------
TOTAL EXPENSES...........     87,562       234,667    3,162,046
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............    (41,576)      (94,987)    (471,349)
  NET EXPENSES...........     45,986       139,680    2,690,697
                           ---------  ------------  -----------
NET INVESTMENT INCOME....    436,304       845,530   13,514,178
                           ---------  ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     24,705        16,008    1,003,643
  NET CHANGE IN
    UNREALIZED
    APPRECIATION OF
    INVESTMENTS..........    915,639       514,142   28,140,215
                           ---------  ------------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........    940,344       530,150   29,143,858
                           ---------  ------------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $1,376,648 $  1,375,680  $42,658,036
                           ---------  ------------  -----------

  *  THIS FUND COMMENCED OPERATIONS ON SEPTEMBER 11, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
64

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
(UNAUDITED)                                                       TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                          MINNESOTA                  NATIONAL
                             COLORADO  INTERMEDIATE   MINNESOTA  LIMITED TERM     NATIONAL   NEBRASKA*      OREGON
                             TAX-FREE      TAX-FREE    TAX-FREE      TAX-FREE     TAX-FREE    TAX-FREE    TAX-FREE
------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $2,758,542  $  5,128,047  $2,073,001  $  1,500,196  $10,131,390  $1,129,585  $1,045,106
                           ----------  ------------  ----------  ------------  -----------  ----------  ----------
TOTAL INVESTMENT
  INCOME.................   2,758,542     5,128,047   2,073,001     1,500,196   10,131,390   1,129,585   1,045,106
                           ----------  ------------  ----------  ------------  -----------  ----------  ----------

EXPENSES
  ADVISORY FEES..........     177,271       363,496     141,100       115,479      647,735     105,139      70,648
  ADMINISTRATION FEES....      68,138       137,389      53,637        44,084      244,387      29,324      26,927
  SHAREHOLDER SERVICING
    FEES.................      56,959             0      58,712             0      112,764           0      39,660
  PORTFOLIO ACCOUNTING
    FEES.................      39,974        28,394      36,472        21,747       42,360      17,595      37,518
  CUSTODY................       9,085        18,318       7,151         5,878       32,585       3,909       3,590
  TRANSFER AGENT
    CLASS A..............       6,343           N/A       6,191           N/A       16,300         N/A       7,006
    CLASS B..............       1,942           N/A       5,834           N/A        5,723         N/A       3,416
    CLASS C..............         N/A           N/A         N/A           N/A        1,297         N/A         N/A
    INSTITUTIONAL
     CLASS...............         442        18,318       3,227         4,702       11,754       5,865          91
  DISTRIBUTION FEES
    CLASS B..............      25,840           N/A      64,420           N/A       71,103         N/A      38,190
    CLASS C..............         N/A           N/A         N/A           N/A       24,174         N/A         N/A
  LEGAL AND AUDIT FEES...      16,324        19,429      15,218        10,477       20,651       5,704      11,472
  REGISTRATION FEES......       7,603        10,287       5,601         9,308       40,074       6,030       2,947
  DIRECTORS' FEES........       2,664         2,664       2,664         2,664        2,664       1,785       2,664
  SHAREHOLDER REPORTS....      19,248         6,364      16,104         1,092       26,491       3,769       3,039
  OTHER..................      17,610        16,068      17,519         5,812       23,683       2,669       1,351
                           ----------  ------------  ----------  ------------  -----------  ----------  ----------
TOTAL EXPENSES...........     449,443       620,727     433,850       221,243    1,323,744     181,789     248,519
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............    (150,553)      (71,315)   (154,107)      (44,947)    (160,066)    (10,455)    (74,661)
  NET EXPENSES...........     298,890       549,412     279,743       176,296    1,163,678     171,334     173,858
                           ----------  ------------  ----------  ------------  -----------  ----------  ----------
NET INVESTMENT INCOME....   2,459,652     4,578,635   1,793,258     1,323,900    8,967,712     958,251     871,248
                           ----------  ------------  ----------  ------------  -----------  ----------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     235,828      (264,441)    145,999        36,950      945,847      56,088    (209,212)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION OF
    INVESTMENTS..........   5,024,418     5,400,895   3,140,608     1,157,639   15,777,038   1,128,911   1,860,843
                           ----------  ------------  ----------  ------------  -----------  ----------  ----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........   5,260,246     5,136,454   3,286,607     1,194,589   16,722,885   1,184,999   1,651,631
                           ----------  ------------  ----------  ------------  -----------  ----------  ----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $7,719,898  $  9,715,089  $5,079,865  $  2,518,489  $25,690,597  $2,143,250  $2,522,879
                           ----------  ------------  ----------  ------------  -----------  ----------  ----------

TAX-FREE FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    ARIZONA TAX-FREE
                           ----------------------------------
                                  (UNAUDITED)
                                      FOR THE         FOR THE
                             SIX MONTHS ENDED      YEAR ENDED
                            DECEMBER 31, 2000   JUNE 30, 2000
-------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      16,005,023   $  16,357,454
OPERATIONS:
NET INVESTMENT INCOME....            436,304         798,454
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........             24,705        (156,394)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....            915,639        (590,462)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          1,376,648          51,598
                           -----------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............           (107,258)       (238,732)
    CLASS B..............            (64,752)        (87,605)
    CLASS C..............                N/A             N/A
    INSTITUTIONAL
     CLASS ..............           (264,351)       (473,523)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  0         (11,159)
    CLASS B..............                  0          (4,699)
    CLASS C..............                N/A             N/A
    INSTITUTIONAL
     CLASS ..............                  0         (19,999)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......            483,822       1,222,356
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             67,107         177,854
  COST OF SHARES REDEEMED
    - CLASS A............           (355,802)     (2,437,282)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................            195,127      (1,037,072)
                           -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......            901,066       1,339,582
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             38,421          59,608
  COST OF SHARES REDEEMED
    - CLASS B............           (143,794)       (312,036)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................            795,693       1,087,154
                           -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A             N/A
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A             N/A
                           -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS ...............          1,202,751       3,948,920
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............             31,964          45,604
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS ...............           (898,115)     (3,612,918)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...            336,600         381,606
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          2,267,707        (352,431)
                           -----------------   -------------

NET ASSETS:
-------------------------------------------------------------
ENDING NET ASSETS........  $      18,272,730   $  16,005,023
SHARES ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............             48,452         125,952
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              6,677          18,318
  SHARES REDEEMED -
    CLASS A..............            (35,507)       (251,307)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................             19,622        (107,037)
  SHARES SOLD -
    CLASS B..............             93,314         142,069
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............              3,964           6,380
  SHARES REDEEMED -
    CLASS B..............            (14,895)        (33,539)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             82,383         114,910
  SHARES SOLD -
    CLASS C..............                N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A
  SHARES REDEEMED -
    CLASS C..............                N/A             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A             N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............            120,504         402,144
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............              3,179           4,718
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS ...............            (89,781)       (371,110)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...             33,902          35,752

ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $          (1,463)  $      (1,406)
                           -----------------   -------------

STATEMENTS OF CHANGES IN NET ASSETS                               TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                CALIFORNIA LIMITED TERM                    CALIFORNIA                   COLORADO
                                        TAX-FREE                            TAX-FREE                    TAX-FREE
                           ----------------------------------  ----------------------------------  ------------------
                                  (UNAUDITED)                         (UNAUDITED)                         (UNAUDITED)
                                      FOR THE         FOR THE             FOR THE         FOR THE             FOR THE
                             SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED
                            DECEMBER 31, 2000   JUNE 30, 2000   DECEMBER 31, 2000   JUNE 30, 2000   DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      38,488,612   $  48,931,231   $     566,343,839   $  687,148,448  $      90,282,427
OPERATIONS:
NET INVESTMENT INCOME....            845,530       1,725,211          13,514,178       28,610,599          2,459,652
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........             16,008        (213,755)          1,003,643       (5,068,802)           235,828
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....            514,142          (7,989)         28,140,215       (9,101,836)         5,024,418
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          1,375,680       1,503,467          42,658,036       14,439,961          7,719,898
                           -----------------   -------------   -----------------   --------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............           (737,164)     (1,514,803)         (9,420,562)     (20,193,858)        (1,084,683)
    CLASS B..............                N/A             N/A          (2,515,773)      (5,077,557)          (166,478)
    CLASS C..............                N/A             N/A            (385,412)        (826,698)               N/A
    INSTITUTIONAL
     CLASS ..............           (108,366)       (210,408)         (1,194,930)      (2,549,086)        (1,208,058)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  0        (186,687)                  0       (1,043,080)                 0
    CLASS B..............                N/A             N/A                   0         (317,133)                 0
    CLASS C..............                N/A             N/A                   0          (54,401)               N/A
    INSTITUTIONAL
     CLASS ..............                  0         (17,677)                  0         (123,720)                 0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          3,406,349       2,844,494          14,736,467       29,716,825          2,636,283
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            591,614       1,418,375           5,619,776       12,893,267            810,292
  COST OF SHARES REDEEMED
    - CLASS A............         (6,482,665)    (11,163,082)        (35,280,756)    (107,853,710)        (6,054,426)
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (2,484,702)     (6,900,213)        (14,924,513)     (65,243,618)        (2,607,851)
                           -----------------   -------------   -----------------   --------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                N/A             N/A          11,471,081       16,738,083          1,008,970
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A             N/A           1,796,465        3,963,189            122,844
  COST OF SHARES REDEEMED
    - CLASS B............                N/A             N/A          (7,784,988)     (30,877,699)          (751,755)
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                N/A             N/A           5,482,558      (10,176,427)           380,059
                           -----------------   -------------   -----------------   --------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A             N/A           4,990,585        5,194,638                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A             276,022          671,234                N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A             N/A          (1,931,554)     (10,536,693)               N/A
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A             N/A           3,335,053       (4,670,821)               N/A
                           -----------------   -------------   -----------------   --------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS ...............            454,576         977,068           1,603,152        9,326,399          4,180,739
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............             43,884          98,733             119,926          395,938             22,713
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS ...............             (5,530)     (4,192,099)         (3,492,083)     (34,690,508)        (4,782,713)
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...            492,930      (3,116,298)         (1,769,005)     (24,968,171)          (579,261)
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         (1,461,622)    (10,442,619)         21,265,452     (120,804,609)         2,453,626
                           -----------------   -------------   -----------------   --------------  -----------------

NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $      37,026,990   $  38,488,612   $     587,609,291   $  566,343,839  $      92,736,053
SHARES ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............            332,818         279,911           1,333,293        2,807,310            262,242
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             57,890         140,097             508,103        1,211,162             80,224
  SHARES REDEEMED -
    CLASS A..............           (635,637)     (1,101,833)         (3,203,814)     (10,133,260)          (601,710)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           (244,929)       (681,825)         (1,362,418)      (6,114,788)          (259,244)
  SHARES SOLD -
    CLASS B..............                N/A             N/A           1,020,317        1,531,909             99,916
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A             N/A             159,292          365,380             12,138
  SHARES REDEEMED -
    CLASS B..............                N/A             N/A            (693,568)      (2,855,083)           (74,754)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                N/A             N/A             486,041         (957,794)            37,300
  SHARES SOLD -
    CLASS C..............                N/A             N/A             444,161          474,555                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A              24,467           61,853                N/A
  SHARES REDEEMED -
    CLASS C..............                N/A             N/A            (171,058)        (974,568)               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A             N/A             297,570         (438,160)               N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............             45,337          98,584             145,593          870,131            414,410
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............              4,365           9,916              10,815           37,114              2,247
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS ...............               (551)       (418,270)           (316,016)      (3,202,309)          (475,536)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...             49,151        (309,770)           (159,608)      (2,295,064)           (58,879)

ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $               0   $           0   $         (39,099)  $      (36,600) $         (10,186)
                           -----------------   -------------   -----------------   --------------  -----------------

                              COLORADO           MINNESOTA INTERMEDIATE
                              TAX-FREE                  TAX-FREE
                           --------------  ----------------------------------
                                                  (UNAUDITED)
                                  FOR THE             FOR THE         FOR THE
                               YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                            JUNE 30, 2000   DECEMBER 31, 2000   JUNE 30, 2000
-------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $  99,125,823   $     184,278,642   $  219,258,472
OPERATIONS:
NET INVESTMENT INCOME....      4,971,349           4,578,635       10,211,936
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........     (3,367,850)           (264,441)      (1,711,790)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....     (1,070,508)          5,400,895       (4,615,348)
                           -------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........        532,991           9,715,089        3,884,798
                           -------------   -----------------   --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............     (2,014,595)                N/A              N/A
    CLASS B..............       (403,907)                N/A              N/A
    CLASS C..............            N/A                 N/A              N/A
    INSTITUTIONAL
     CLASS ..............     (2,563,466)         (4,578,635)     (10,212,136)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............        (29,339)                N/A              N/A
    CLASS B..............         (6,797)                N/A              N/A
    CLASS C..............            N/A                 N/A              N/A
    INSTITUTIONAL
     CLASS ..............        (37,763)                  0           (5,117)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......      7,919,860                 N/A              N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............      1,602,625                 N/A              N/A
  COST OF SHARES REDEEMED
    - CLASS A............     (7,593,801)                N/A              N/A
                           -------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................      1,928,684                 N/A              N/A
                           -------------   -----------------   --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......      1,341,272                 N/A              N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............        295,101                 N/A              N/A
  COST OF SHARES REDEEMED
    - CLASS B............     (5,245,472)                N/A              N/A
                           -------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................     (3,609,099)                N/A              N/A
                           -------------   -----------------   --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......            N/A                 N/A              N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            N/A                 N/A              N/A
  COST OF SHARES REDEEMED
    - CLASS C............            N/A                 N/A              N/A
                           -------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................            N/A                 N/A              N/A
                           -------------   -----------------   --------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS ...............     15,430,263           7,166,452       15,935,496
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............         72,703             274,313          599,470
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS ...............    (18,143,071)        (14,229,425)     (45,182,341)
                           -------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...     (2,640,105)         (6,788,660)     (28,647,375)
                           -------------   -----------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     (8,843,396)         (1,652,206)     (34,979,830)
                           -------------   -----------------   --------------
NET ASSETS:
-------------------------
ENDING NET ASSETS........  $  90,282,427   $     182,626,436   $  184,278,642
SHARES ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............        810,589                 N/A              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        163,224                 N/A              N/A
  SHARES REDEEMED -
    CLASS A..............       (772,230)                N/A              N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................        201,583                 N/A              N/A
  SHARES SOLD -
    CLASS B..............        135,087                 N/A              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............         29,951                 N/A              N/A
  SHARES REDEEMED -
    CLASS B..............       (532,919)                N/A              N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................       (367,881)                N/A              N/A
  SHARES SOLD -
    CLASS C..............            N/A                 N/A              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            N/A                 N/A              N/A
  SHARES REDEEMED -
    CLASS C..............            N/A                 N/A              N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................            N/A                 N/A              N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............      1,565,646             748,317        1,670,636
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............          7,296              28,582           63,216
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS ...............     (1,849,426)         (1,484,793)      (4,764,112)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...       (276,484)           (707,894)      (3,030,260)
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $     (10,619)  $            (205)  $         (205)
                           -------------   -----------------   --------------

TAX-FREE FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       MINNESOTA
                                        TAX-FREE
                           ----------------------------------
                                  (UNAUDITED)
                                      FOR THE         FOR THE
                             SIX MONTHS ENDED      YEAR ENDED
                            DECEMBER 31, 2000   JUNE 30, 2000
-------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      68,976,322   $  85,701,768
OPERATIONS:
NET INVESTMENT INCOME....          1,793,258       3,868,104
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........            145,999      (2,829,880)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....          3,140,608      (1,771,399)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          5,079,865        (733,175)
                           -----------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............           (784,817)     (1,737,423)
    CLASS B..............           (387,346)       (830,543)
    CLASS C..............                N/A             N/A
    INSTITUTIONAL
     CLASS ..............           (621,259)     (1,300,042)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  0         (32,912)
    CLASS B..............                  0         (17,746)
    CLASS C..............                N/A             N/A
    INSTITUTIONAL
     CLASS ..............                  0         (24,116)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          2,663,282       3,934,438
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            515,863       1,192,042
  COST OF SHARES REDEEMED
    - CLASS A............         (1,896,016)    (10,666,114)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          1,283,129      (5,539,634)
                           -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          1,078,167       1,641,458
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            305,727         652,262
  COST OF SHARES REDEEMED
    - CLASS B............         (1,029,913)     (5,557,420)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................            353,981      (3,263,700)
                           -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A             N/A
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A             N/A
                           -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS ...............          2,951,528       5,562,227
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............            131,719         285,989
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS ...............         (1,527,495)     (9,094,371)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...          1,555,752      (3,246,155)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          6,479,305     (16,725,446)
                           -----------------   -------------

NET ASSETS:
-------------------------------------------------------------
ENDING NET ASSETS........  $      75,455,627   $  68,976,322
SHARES ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............            256,602         385,492
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             49,578         117,165
  SHARES REDEEMED -
    CLASS A..............           (183,629)     (1,057,167)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            122,551        (554,510)
  SHARES SOLD -
    CLASS B..............            103,964         160,485
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             29,390          64,148
  SHARES REDEEMED -
    CLASS B..............            (99,310)       (546,300)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             34,044        (321,667)
  SHARES SOLD -
    CLASS C..............                N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A
  SHARES REDEEMED -
    CLASS C..............                N/A             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A             N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............            284,218         545,794
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............             12,658          28,069
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS ...............           (147,132)       (900,276)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...            149,744        (326,413)

ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $         (43,429)  $     (43,265)
                           -----------------   -------------

  *  THIS FUND COMMENCED OPERATIONS ON SEPTEMBER 11, 2000.

STATEMENTS OF CHANGES IN NET ASSETS                               TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                 NATIONAL LIMITED TERM                      NATIONAL                   NEBRASKA*
                                        TAX-FREE                            TAX-FREE                    TAX-FREE
                           ----------------------------------  ----------------------------------  ------------------
                                  (UNAUDITED)                         (UNAUDITED)                         (UNAUDITED)
                                      FOR THE         FOR THE             FOR THE         FOR THE             FOR THE
                             SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED        PERIOD ENDED
                            DECEMBER 31, 2000   JUNE 30, 2000   DECEMBER 31, 2000   JUNE 30, 2000   DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      62,669,420   $  84,419,071   $     333,422,883   $  363,928,758  $      63,304,651
OPERATIONS:
NET INVESTMENT INCOME....          1,323,900       3,306,146           8,967,712       19,528,807            958,251
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........             36,950      (1,078,958)            945,847      (19,915,513)            56,088
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....          1,157,639        (388,630)         15,777,038        1,543,307          1,128,911
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          2,518,489       1,838,558          25,690,597        1,156,601          2,143,250
                           -----------------   -------------   -----------------   --------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                N/A             N/A          (1,767,232)      (3,181,160)               N/A
    CLASS B..............                N/A             N/A            (443,940)        (876,865)               N/A
    CLASS C..............                N/A             N/A            (150,064)        (187,671)               N/A
    INSTITUTIONAL
     CLASS ..............         (1,323,900)     (3,306,146)         (6,603,546)     (15,039,374)          (958,251)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                N/A             N/A                   0          (43,130)               N/A
    CLASS B..............                N/A             N/A                   0          (18,315)               N/A
    CLASS C..............                N/A             N/A                   0                0                N/A
    INSTITUTIONAL
     CLASS ..............                  0               0                   0         (301,508)           (29,821)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                N/A             N/A           5,043,583       43,355,427                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                N/A             N/A           1,064,452        2,051,190                N/A
  COST OF SHARES REDEEMED
    - CLASS A............                N/A             N/A          (7,274,390)     (20,100,726)               N/A
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                N/A             N/A          (1,166,355)      25,305,891                N/A
                           -----------------   -------------   -----------------   --------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                N/A             N/A           2,032,421        7,761,458                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A             N/A             320,699          663,859                N/A
  COST OF SHARES REDEEMED
    - CLASS B............                N/A             N/A          (1,226,599)      (7,012,725)               N/A
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                N/A             N/A           1,126,521        1,412,592                N/A
                           -----------------   -------------   -----------------   --------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A             N/A           2,021,913        9,189,050                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A              88,401           96,394                N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A             N/A            (310,897)      (3,651,063)               N/A
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A             N/A           1,799,417        5,634,381                N/A
                           -----------------   -------------   -----------------   --------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS ...............          9,642,565      23,539,664          13,493,769       39,468,399          1,743,663
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............            357,540         996,167             504,132        1,398,797             22,455
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS ...............        (15,966,666)    (44,817,894)        (37,008,075)     (85,234,513)        (1,486,514)
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...         (5,966,561)    (20,282,063)        (23,010,174)     (44,367,317)           279,604
                           -----------------   -------------   -----------------   --------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         (4,771,972)    (21,749,651)         (4,524,776)     (30,505,875)         1,434,782
                           -----------------   -------------   -----------------   --------------  -----------------

NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $      57,897,448   $  62,669,420   $     328,898,107   $  333,422,883  $      64,739,433
SHARES ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............                N/A             N/A             509,473        4,440,086                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                N/A             N/A             106,862          211,575                N/A
  SHARES REDEEMED -
    CLASS A..............                N/A             N/A            (733,290)      (2,081,131)               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                N/A             N/A            (116,955)       2,570,530                N/A
  SHARES SOLD -
    CLASS B..............                N/A             N/A             205,442          793,763                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                N/A             N/A              32,192           68,407                N/A
  SHARES REDEEMED -
    CLASS B..............                N/A             N/A            (123,681)        (723,093)               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                N/A             N/A             113,953          139,077                N/A
  SHARES SOLD -
    CLASS C..............                N/A             N/A             204,441          944,940                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A               8,860           10,033                N/A
  SHARES REDEEMED -
    CLASS C..............                N/A             N/A             (31,063)        (382,026)               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A             N/A             182,238          572,947                N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............            935,573       2,304,194           1,359,871        4,057,715            177,724
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............             34,697          97,246              50,631          145,658              2,273
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS ...............         (1,548,262)     (4,382,417)         (3,728,250)      (8,813,155)          (151,530)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...           (577,992)     (1,980,977)         (2,317,748)      (4,609,782)            28,467

ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $         (61,237)  $     (61,237)  $         (59,207)  $      (62,137) $               0
                           -----------------   -------------   -----------------   --------------  -----------------

                                         OREGON
                                        TAX-FREE
                           ----------------------------------
                                  (UNAUDITED)
                                      FOR THE         FOR THE
                             SIX MONTHS ENDED      YEAR ENDED
                            DECEMBER 31, 2000   JUNE 30, 2000
-------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      35,201,212   $  40,922,108
OPERATIONS:
NET INVESTMENT INCOME....            871,248       1,843,559
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........           (209,212)       (496,513)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  IN FOREIGN CURRENCY....          1,860,843      (1,760,899)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          2,522,879        (413,853)
                           -----------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............           (553,592)     (1,160,627)
    CLASS B..............           (222,209)       (424,871)
    CLASS C..............                N/A             N/A
    INSTITUTIONAL
     CLASS ..............            (95,549)       (260,637)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  0         (28,470)
    CLASS B..............                  0         (12,727)
    CLASS C..............                N/A             N/A
    INSTITUTIONAL
     CLASS ..............                  0          (6,545)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......            896,900       2,180,440
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            400,365         861,846
  COST OF SHARES REDEEMED
    - CLASS A............         (1,149,180)     (5,160,612)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................            148,085      (2,118,326)
                           -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          1,237,915       2,202,051
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            152,931         308,303
  COST OF SHARES REDEEMED
    - CLASS B............           (302,907)     (2,350,772)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          1,087,939         159,582
                           -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A
  COST OF SHARES REDEEMED
    - CLASS C............                N/A             N/A
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                N/A             N/A
                           -----------------   -------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS ...............            636,031         722,410
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............             19,977          53,545
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS ...............         (1,829,510)     (2,230,377)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...         (1,173,502)     (1,454,422)
                           -----------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          1,714,051      (5,720,896)
                           -----------------   -------------
NET ASSETS:
-------------------------
ENDING NET ASSETS........  $      36,915,263   $  35,201,212
SHARES ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............             57,967         141,282
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             25,722          56,353
  SHARES REDEEMED -
    CLASS A..............            (74,210)       (338,071)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................              9,479        (140,436)
  SHARES SOLD -
    CLASS B..............            130,282         231,190
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             16,039          32,908
  SHARES REDEEMED -
    CLASS B..............            (31,958)       (252,015)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................            114,363          12,083
  SHARES SOLD -
    CLASS C..............                N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                N/A             N/A
  SHARES REDEEMED -
    CLASS C..............                N/A             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                N/A             N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............             41,442          46,405
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............              1,283           3,489
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS ...............           (118,357)       (145,876)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...            (75,632)        (95,982)
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $          (2,678)  $      (2,576)
                           -----------------   -------------

  *  THIS FUND COMMENCED OPERATIONS ON SEPTEMBER 11, 2000.

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      INCOME     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------
ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.76       0.26           0.55         (0.26)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.22       0.47          (0.44)        (0.47)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.79       0.46          (0.38)        (0.46)        (0.19)
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......   $10.77       0.12           0.02         (0.12)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.44       0.46           0.53         (0.46)        (0.20)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......   $10.45       0.24          (0.01)        (0.24)         0.00
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....   $10.71       0.48          (0.09)        (0.48)        (0.17)
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(5)................   $10.68       0.17           0.06         (0.20)         0.00
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.41       0.21           0.53         (0.21)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $ 9.86       0.39          (0.43)        (0.39)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.40       0.37          (0.35)        (0.37)        (0.19)
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......   $10.39       0.09           0.01         (0.09)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.07       0.37           0.51         (0.37)        (0.19)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......   $10.07       0.11           0.00         (0.11)         0.00
SEPTEMBER 6, 1996(6) TO
  SEPTEMBER 30, 1996.....   $10.00       0.01           0.07         (0.01)         0.00
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.76       0.27           0.55         (0.27)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.23       0.49          (0.45)        (0.49)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.79       0.47          (0.37)        (0.47)        (0.19)
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......   $10.78       0.12           0.01         (0.12)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.44       0.49           0.54         (0.49)        (0.20)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......   $10.44       0.25           0.00         (0.25)         0.00
OCTOBER 1, 1995(6) TO
  SEPTEMBER 30, 1996.....   $10.71       0.49          (0.10)        (0.49)        (0.17)

CALIFORNIA LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $10.14       0.23           0.15         (0.23)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.23       0.40          (0.04)        (0.40)        (0.05)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.44       0.39          (0.09)        (0.39)        (0.12)
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......   $10.44       0.10           0.00         (0.10)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.27       0.39           0.20         (0.39)        (0.03)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......   $10.26       0.19           0.01         (0.19)         0.00
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(7)................   $10.35       0.29          (0.09)        (0.29)         0.00
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......   $ 9.84       0.38           0.51         (0.38)         0.00
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.98       0.23           0.15         (0.23)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.07       0.41          (0.04)        (0.41)        (0.05)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.27       0.39          (0.08)        (0.39)        (0.12)
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......   $10.27       0.10           0.00         (0.10)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.11       0.39           0.19         (0.39)        (0.03)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......   $10.10       0.19           0.01         (0.19)         0.00
SEPTEMBER 6, 1996(6) TO
  SEPTEMBER 30, 1996.....   $10.06       0.02           0.04         (0.02)         0.00

CALIFORNIA TAX-FREE FUND
-------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $10.77       0.27           0.56         (0.27)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $11.00       0.52          (0.20)        (0.52)        (0.03)
JULY 1, 1998 TO JUNE 30,
  1999...................   $11.38       0.51          (0.23)        (0.51)        (0.15)
JANUARY 1, 1998 TO
  JUNE 30, 1998(8).......   $11.32       0.26           0.06         (0.26)         0.00
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......   $10.97       0.54           0.42         (0.54)        (0.07)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......   $11.34       0.57          (0.13)        (0.57)        (0.24)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......   $10.67       0.63           1.08         (0.63)        (0.41)
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $10.97       0.23           0.57         (0.23)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $11.22       0.45          (0.22)        (0.45)        (0.03)
JULY 1, 1998 TO JUNE 30,
  1999...................   $11.60       0.44          (0.23)        (0.44)        (0.15)
JANUARY 1, 1998 TO
  JUNE 30, 1998(8).......   $11.54       0.23           0.06         (0.23)         0.00
DECEMBER 15, 1997(6) TO
  DECEMBER 31, 1997......   $11.51       0.02           0.03         (0.02)         0.00

FINANCIAL HIGHLIGHTS                                              TAX-FREE FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  -----------------------------------------             PORTFOLIO    NET ASSETS AT
                           VALUE PER  NET INVESTMENT           NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                               SHARE          INCOME      EXPENSES  EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------
ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.31          5.13%         0.51%        1.08%       13.74%      12%         $4,362
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.76           4.89%         0.73%        1.21%        0.52%      32%         $3,939
JULY 1, 1998 TO JUNE 30,
  1999...................    $10.22          4.28%         0.77%        1.61%        0.66%      56%         $5,219
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......    $10.79          4.31%         0.73%        1.68%        1.27%      14%         $5,383
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.77          4.32%         0.64%        1.77%        9.67%     127%         $5,467
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......    $10.44          4.54%         0.60%        1.58%        2.18%      77%         $5,744
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....    $10.45          4.45%         0.78%        1.46%        3.60%      42%         $7,331
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(5)................    $10.71          4.73%         0.45%        1.35%        2.15%      62%         $24,622
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $9.94           4.35%         1.25%        1.82%       12.74%      12%         $3,557
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.41           4.15%         1.46%        1.99%       (0.29)%     32%         $2,592
JULY 1, 1998 TO JUNE 30,
  1999...................    $9.86           3.57%         1.49%        2.95%        0.00%      56%         $1,582
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......    $10.40          3.59%         1.45%        2.62%        1.00%      14%         $1,683
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.39          3.49%         1.37%        3.26%        8.90%     127%         $1,546
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......    $10.07          3.83%         1.30%        2.96%        1.90%      77%         $  182
SEPTEMBER 6, 1996(6) TO
  SEPTEMBER 30, 1996.....    $10.07          3.59%         1.16%        1.81%        0.76%      42%         $   20
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.31          5.30%         0.34%        0.76%       13.82%      12%         $10,354
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.76           5.04%         0.59%        0.94%        0.57%      32%         $9,473
JULY 1, 1998 TO JUNE 30,
  1999...................    $10.23          4.33%         0.72%        1.46%        0.76%      56%         $9,556
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......    $10.79          4.36%         0.68%        1.55%        1.19%      14%         $10,995
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.78          4.52%         0.44%        1.55%        9.99%     127%         $12,029
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......    $10.44          4.73%         0.40%        1.50%        2.38%      77%         $14,349
OCTOBER 1, 1995(6) TO
  SEPTEMBER 30, 1996.....    $10.44          4.63%         0.48%        1.20%        3.74%      42%         $15,577

CALIFORNIA LIMITED TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.29          4.40%         0.75%        1.27%        6.80%      10%         $31,990
JULY 1, 1999 TO JUNE 30,
  2000...................    $10.14          3.98%         0.75%        1.31%        3.67%      60%         $34,015
JULY 1, 1998 TO JUNE 30,
  1999...................    $10.23          3.70%         0.75%        1.42%        2.84%      68%         $41,299
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......    $10.44          3.72%         0.75%        1.44%        0.93%       2%         $54,169
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.44          3.78%         0.68%        1.29%        5.92%      88%         $59,011
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......    $10.27          3.73%         0.65%        1.18%        1.97%      14%         $67,647
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(7)................    $10.26          3.83%         0.65%        1.14%        2.01%      48%         $82,359
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......    $10.35          3.70%         0.65%        1.22%        9.14%      31%         $77,965
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.13          4.55%         0.60%        0.91%        7.00%      10%         $5,037
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.98           4.07%         0.63%        1.07%        3.79%      60%         $4,474
JULY 1, 1998 TO JUNE 30,
  1999...................    $10.07          3.75%         0.70%        1.30%        2.96%      68%         $7,633
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......    $10.27          3.77%         0.70%        1.40%        0.94%       2%         $7,559
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.27          3.84%         0.62%        1.17%        5.91%      88%         $7,069
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......    $10.11          3.73%         0.60%        1.05%        2.00%      14%         $7,061
SEPTEMBER 6, 1996(6) TO
  SEPTEMBER 30, 1996.....    $10.10          3.06%         0.55%        0.92%        0.60%      48%         $10,066

CALIFORNIA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $11.33          4.88%         0.77%        0.94%       13.70%      22%        3$83,033
JULY 1, 1999 TO JUNE 30,
  2000...................    $10.77          4.89%         0.77%        1.01%        3.10%      35%        3$85,746
JULY 1, 1998 TO JUNE 30,
  1999...................    $11.00          4.45%         0.77%        1.10%        2.38%      17%        4$61,574
JANUARY 1, 1998 TO
  JUNE 30, 1998(8).......    $11.38          4.63%         0.75%        1.11%        2.86%      15%        4$99,720
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......    $11.32          4.84%         0.74%        0.89%        9.16%      12%        5$09,844
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......    $10.97          5.08%         0.71%        0.82%        4.03%      19%        2$39,703
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......    $11.34          5.59%         0.58%        0.78%       16.38%      38%        2$68,352
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $11.54          4.12%         1.52%        1.69%       12.79%      22%        1$20,997
JULY 1, 1999 TO JUNE 30,
  2000...................    $10.97          4.16%         1.50%        1.74%        2.21%      35%        1$16,376
JULY 1, 1998 TO JUNE 30,
  1999...................    $11.22          3.74%         1.47%        1.84%        1.69%      17%        1$29,699
JANUARY 1, 1998 TO
  JUNE 30, 1998(8).......    $11.60          3.90%         1.45%        1.82%        2.49%      15%         $99,784
DECEMBER 15, 1997(6) TO
  DECEMBER 31, 1997......    $11.54          3.95%         1.44%        1.76%        0.45%      12%         $77,792

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      INCOME     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------
CLASS C(9)
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $10.79       0.28           0.56         (0.28)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $11.22       0.45          (0.22)        (0.45)        (0.03)
JULY 1, 1998 TO JUNE 30,
  1999...................   $11.60       0.44          (0.23)        (0.44)        (0.15)
JANUARY 1, 1998 TO
  JUNE 30, 1998(8).......   $11.54       0.23           0.06         (0.23)         0.00
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......   $11.19       0.47           0.42         (0.47)        (0.07)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......   $11.57       0.49          (0.13)        (0.49)        (0.25)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......   $10.88       0.56           1.10         (0.56)        (0.41)
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $10.97       0.23           0.58         (0.23)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $11.03       0.54          (0.21)        (0.54)        (0.03)
JULY 1, 1998 TO JUNE 30,
  1999...................   $11.40       0.52          (0.22)        (0.52)        (0.15)
JANUARY 1, 1998 TO
  JUNE 30, 1998(8).......   $11.35       0.26           0.05         (0.26)         0.00
DECEMBER 15, 1997(6) TO
  DECEMBER 31, 1997......   $11.32       0.03           0.03         (0.03)         0.00

COLORADO TAX-FREE FUND
-------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.83       0.28           0.59         (0.28)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.30       0.54          (0.46)        (0.54)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.55       0.04          (0.25)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.69       0.51          (0.10)        (0.51)        (0.04)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.22       0.53           0.47         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.89       0.54           0.33         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.90       0.53          (0.01)        (0.53)         0.00
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.85       0.24           0.58         (0.24)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.31       0.46          (0.45)        (0.46)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.56       0.04          (0.25)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.71       0.43          (0.11)        (0.43)        (0.04)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.23       0.45           0.48         (0.45)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.90       0.47           0.33         (0.47)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.91       0.46          (0.01)        (0.46)         0.00
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.84       0.28           0.58         (0.28)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.30       0.54          (0.45)        (0.54)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.55       0.04          (0.25)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.69       0.51          (0.10)        (0.51)        (0.04)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.22       0.53           0.47         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.89       0.54           0.33         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.90       0.53          (0.01)        (0.53)         0.00

MINNESOTA INTERMEDIATE TAX-FREE FUND
-------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.47       0.24           0.27         (0.24)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $ 9.75       0.48          (0.28)        (0.48)         0.00
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $ 9.91       0.04          (0.16)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.03       0.49          (0.09)        (0.49)        (0.03)
OCTOBER 1, 1997(6) TO
  MAY 31, 1998...........   $10.00       0.33           0.03         (0.33)         0.00

MINNESOTA TAX-FREE FUND
-------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $10.18       0.27           0.47         (0.27)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.74       0.53          (0.55)        (0.53)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.96       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $11.05       0.51          (0.08)        (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.57       0.53           0.48         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $10.30       0.54           0.27         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $10.45       0.56          (0.15)        (0.56)         0.00

FINANCIAL HIGHLIGHTS                                              TAX-FREE FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  -----------------------------------------             PORTFOLIO    NET ASSETS AT
                           VALUE PER  NET INVESTMENT           NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                               SHARE          INCOME      EXPENSES  EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------
CLASS C(9)
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $11.35         12.74%         1.51%        1.67%       12.78%      22%         $46,961
JULY 1, 1999 TO JUNE 30,
  2000...................    $10.97          4.15%         1.50%        1.73%        2.21%      35%         $16,959
JULY 1, 1998 TO JUNE 30,
  1999...................    $11.22          3.71%         1.47%        1.81%        1.69%      17%         $22,251
JANUARY 1, 1998 TO
  JUNE 30, 1998(8).......    $11.60          3.90%         1.45%        1.78%        2.49%      15%         $8,249
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......    $11.54          4.19%         1.48%        1.63%        8.11%      12%         $5,860
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......    $11.19          4.33%         1.46%        1.59%        3.24%      19%         $6,506
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......    $11.57          4.87%         1.30%        1.57%       15.58%      38%         $7,063
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $11.55          1.63%         0.60%        0.65%       13.77%      22%         $49,961
JULY 1, 1999 TO JUNE 30,
  2000...................    $10.79          5.02%         0.63%        0.80%        3.16%      35%         $47,263
JULY 1, 1998 TO JUNE 30,
  1999...................    $11.03          4.50%         0.72%        1.01%        2.46%      17%         $73,625
JANUARY 1, 1998 TO
  JUNE 30, 1998(8).......    $11.40          4.69%         0.69%        0.98%        2.80%      15%         $82,577
DECEMBER 15, 1997(6) TO
  DECEMBER 31, 1997......    $11.35          4.79%         0.63%        0.92%        0.49%      12%         $84,113

COLORADO TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.42          5.46%         0.60%        1.06%       13.74%      10%         $38,918
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.83           5.43%         0.60%        1.03%        0.87%     106%         $39,280
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.30          4.94%         0.60%        1.08%       (1.97)%     11%         $39,066
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.55          4.71%         0.60%        1.02%        3.79%      77%         $39,958
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.69          5.00%         0.60%        1.04%        9.96%      70%         $34,254
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.22          5.36%         0.45%        1.14%        9.00%     129%         $27,806
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.89           5.30%         0.30%        1.13%        5.35%     171%         $26,991
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.43          4.70%         1.35%        1.81%       12.77%      10%         $7,639
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.85           4.65%         1.35%        1.89%        0.22%     106%         $6,842
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.31          4.17%         1.35%        2.08%       (2.03)%     11%         $10,959
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.56          3.96%         1.35%        2.03%        2.92%      77%         $10,909
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.71          4.24%         1.35%        2.04%        9.25%      70%         $9,156
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.23          4.60%         1.20%        2.15%        8.19%     129%         $7,218
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.90           4.64%         1.05%        2.16%        4.56%     171%         $6,400
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.42          5.46%         0.60%        0.79%       13.62%      10%         $46,179
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.84           5.42%         0.60%        0.86%        0.97%     106%         $44,161
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.30          4.93%         0.60%        1.08%       (1.97)%     11%         $49,101
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.55          4.71%         0.60%        0.99%        3.79%      77%         $48,926
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.69          5.01%         0.60%        1.01%        9.97%      70%         $32,342
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.22          5.35%         0.45%        1.13%        9.00%     129%         $25,917
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.89           5.30%         0.30%        1.13%        5.35%     171%         $24,074

MINNESOTA INTERMEDIATE TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $9.74           4.99%         0.60%        0.68%        8.75%       7%        1$82,626
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.47           5.05%         0.60%        0.68%        2.17%      29%        1$84,279
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $9.75           4.94%         0.60%        0.72%       (1.21)%      1%        2$19,258
JUNE 1, 1998 TO MAY 31,
  1999...................    $9.91           4.84%         0.60%        0.68%        3.95%      20%        2$22,953
OCTOBER 1, 1997(6) TO
  MAY 31, 1998...........    $10.03          5.02%         0.60%        0.72%        3.61%      15%        2$09,685

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.65          5.19%         0.60%        1.11%        7.38%       7%         $32,234
JULY 1, 1999 TO JUNE 30,
  2000...................    $10.18          5.23%         0.60%        1.07%       (0.02)%     69%         $29,551
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.74          4.71%         0.60%        1.11%       (1.63)%      2%         $37,139
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.96          4.61%         0.60%        1.03%        3.96%      25%         $38,255
JUNE 1, 1997 TO MAY 31,
  1998...................    $11.05          4.83%         0.60%        1.07%        9.71%      68%         $33,597
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.57          5.11%         0.60%        1.21%        7.98%      97%         $25,739
JUNE 1, 1995 TO MAY 31,
  1996...................    $10.30          5.26%         0.48%        1.26%        3.97%      77%         $26,610

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      INCOME     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $10.18       0.23           0.47         (0.23)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.74       0.46          (0.55)        (0.46)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.96       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $11.05       0.43          (0.08)        (0.43)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.57       0.45           0.48         (0.45)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $10.30       0.46           0.27         (0.46)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $10.44       0.48          (0.14)        (0.48)         0.00
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $10.18       0.27           0.48         (0.27)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.74       0.53          (0.55)        (0.53)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.96       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $11.05       0.52          (0.09)        (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.57       0.53           0.48         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $10.30       0.54           0.27         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $10.45       0.56          (0.15)        (0.56)         0.00

NATIONAL LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $10.19       0.23           0.21         (0.23)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.39       0.47          (0.20)        (0.47)         0.00
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.54       0.04          (0.15)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.59       0.46          (0.04)        (0.47)         0.00
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.39       0.47           0.21         (0.47)        (0.01)
OCTOBER 1, 1996(6) TO
  MAY 31, 1997...........   $10.00       0.31           0.39         (0.31)         0.00

NATIONAL TAX-FREE FUND
-------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.72       0.27           0.51         (0.27)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.22       0.55          (0.51)        (0.54)         0.00
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.44       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.54       0.52          (0.10)        (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.05       0.53           0.49         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.78       0.54           0.27         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.82       0.55          (0.04)        (0.55)         0.00
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.72       0.23           0.51         (0.23)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.22       0.46          (0.50)        (0.45)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.44       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.54       0.44          (0.10)        (0.43)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.05       0.46           0.48         (0.45)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.78       0.46           0.27         (0.46)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.82       0.48          (0.04)        (0.48)         0.00
CLASS C
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.73       0.23           0.50         (0.23)         0.00
NOVEMBER 8, 1999(6) TO
  JUNE 30, 2000..........   $ 9.79       0.30          (0.06)        (0.30)         0.00
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.73       0.28           0.51         (0.28)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $10.22       0.55          (0.49)        (0.54)        (0.01)
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............   $10.44       0.04          (0.22)        (0.04)         0.00
JUNE 1, 1998 TO MAY 31,
  1999...................   $10.54       0.52          (0.10)        (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31,
  1998...................   $10.06       0.53           0.48         (0.53)         0.00
JUNE 1, 1996 TO MAY 31,
  1997...................   $ 9.78       0.54           0.28         (0.54)         0.00
JUNE 1, 1995 TO MAY 31,
  1996...................   $ 9.82       0.55          (0.04)        (0.55)         0.00

NEBRASKA TAX-FREE FUND
-------------------------------------------------------------------------------------------
SEPTEMBER 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.85       0.22           0.18         (0.22)         0.00

FINANCIAL HIGHLIGHTS                                              TAX-FREE FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  -----------------------------------------             PORTFOLIO    NET ASSETS AT
                           VALUE PER  NET INVESTMENT           NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                               SHARE          INCOME      EXPENSES  EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.65          4.44%         1.35%        1.87%        6.97%       7%         $18,128
JULY 1, 1999 TO JUNE 30,
  2000...................    $10.18          4.47%         1.35%        1.93%       (0.76)%     69%         $16,974
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.74          3.93%         1.35%        2.11%       (1.69)%      2%         $21,366
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.96          3.85%         1.35%        2.04%        3.18%      25%         $21,493
JUNE 1, 1997 TO MAY 31,
  1998...................    $11.05          4.07%         1.35%        2.08%        8.89%      68%         $16,549
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.57          4.35%         1.34%        2.21%        7.18%      97%         $11,128
JUNE 1, 1995 TO MAY 31,
  1996...................    $10.30          4.51%         1.23%        2.29%        3.28%      77%         $8,825
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.66          5.19%         0.60%        0.85%        7.48%       7%         $25,093
JULY 1, 1999 TO JUNE 30,
  2000...................    $10.18          5.22%         0.60%        0.91%       (0.02)%     69%         $22,451
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.74          4.69%         0.60%        1.11%       (1.63)%      2%         $27,197
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.96          4.62%         0.60%        1.00%        3.96%      25%         $27,261
JUNE 1, 1997 TO MAY 31,
  1998...................    $11.05          4.84%         0.60%        1.04%        9.71%      68%         $20,736
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.57          5.12%         0.60%        1.23%        7.98%      97%         $11,135
JUNE 1, 1995 TO MAY 31,
  1996...................    $10.30          5.24%         0.51%        1.30%        3.97%      77%         $3,988

NATIONAL LIMITED TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.40          4.49%         0.60%        0.75%        4.40%      22%         $57,897
JULY 1, 1999 TO JUNE 30,
  2000...................    $10.19          4.53%         0.61%        0.86%        2.64%      48%         $62,669
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.39          4.25%         0.65%        1.12%       (1.08)%     24%         $84,419
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.54          4.26%         0.65%        1.04%        3.97%      41%         $88,223
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.59          4.47%         0.65%        1.03%        6.70%      46%         $54,602
OCTOBER 1, 1996(6) TO
  MAY 31, 1997...........    $10.39          4.45%         0.65%        1.27%        6.99%      16%         $40,990

NATIONAL TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.23          5.41%         0.80%        0.96%        8.14%       4%         $67,041
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.72           5.48%         0.75%        0.95%        0.50%      79%         $64,859
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.22          5.10%         0.60%        1.02%       (1.69)%     18%         $41,881
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.44          4.81%         0.60%        0.98%        4.04%     106%         $43,388
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.54          5.09%         0.60%        0.99%       10.33%     143%         $35,121
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.05          5.41%         0.50%        1.06%        8.43%     152%         $29,217
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.78           5.54%         0.40%        1.06%        5.29%     126%         $33,914
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.23          4.65%         1.55%        1.71%        7.73%       4%         $20,489
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.72           4.72%         1.48%        1.78%       (0.24)%     79%         $18,367
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.22          4.34%         1.35%        2.11%       (1.76)%     18%         $17,878
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.44          4.05%         1.35%        2.01%        3.26%     106%         $17,973
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.54          4.31%         1.35%        2.05%        9.52%     143%         $11,070
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.05          4.64%         1.26%        2.15%        7.63%     152%         $7,329
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.78           4.77%         1.14%        2.21%        4.50%     126%         $5,897
CLASS C
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.23          4.63%         1.55%        1.70%        7.62%       4%         $7,727
NOVEMBER 8, 1999(6) TO
  JUNE 30, 2000..........    $9.73           4.75%         1.55%        1.68%        2.50%      79%         $5,572
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.24          5.60%         0.60%        0.61%        8.24%       4%        2$33,642
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.73           5.58%         0.60%        0.77%        0.73%      79%        2$44,626
JUNE 1, 1999 TO JUNE 30,
  1999(10)...............    $10.22          5.09%         0.60%        0.95%       (1.69)%     18%        3$04,170
JUNE 1, 1998 TO MAY 31,
  1999...................    $10.44          4.83%         0.60%        0.91%        4.04%     106%        3$11,757
JUNE 1, 1997 TO MAY 31,
  1998...................    $10.54          5.09%         0.60%        0.92%       10.22%     143%        2$86,734
JUNE 1, 1996 TO MAY 31,
  1997...................    $10.06          5.40%         0.50%        1.03%        8.54%     152%        2$59,861
JUNE 1, 1995 TO MAY 31,
  1996...................    $9.78           5.57%         0.32%        1.06%        5.29%     126%        2$76,159

NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
SEPTEMBER 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $10.03          4.49%         0.80%        0.85%        5.78%      22%         $64,739

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      INCOME     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

OREGON TAX-FREE FUND
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $15.22       0.39           0.72         (0.39)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $16.10       0.77          (0.86)        (0.77)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $16.82       0.75          (0.47)        (0.75)        (0.25)
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......   $16.81       0.18           0.01         (0.18)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $16.29       0.76           0.81         (0.76)        (0.29)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......   $16.42       0.37          (0.10)        (0.37)        (0.03)
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....   $16.38       0.79           0.04         (0.79)         0.00
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(5)................   $16.47       0.28          (0.08)        (0.29)         0.00
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $ 9.33       0.21           0.43         (0.21)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $ 9.86       0.40          (0.52)        (0.40)        (0.01)
JULY 1, 1998 TO JUNE 30,
  1999...................   $10.31       0.37          (0.29)        (0.37)        (0.16)
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......   $10.30       0.09           0.01         (0.09)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $10.00       0.39           0.47         (0.39)        (0.17)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......   $10.07       0.17          (0.05)        (0.17)        (0.02)
SEPTEMBER 6, 1996(6) TO
  SEPTEMBER 30, 1996.....   $10.00       0.00           0.07          0.00          0.00
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............   $15.22       0.41           0.71         (0.41)         0.00
JULY 1, 1999 TO JUNE 30,
  2000...................   $16.10       0.79          (0.86)        (0.79)        (0.02)
JULY 1, 1998 TO JUNE 30,
  1999...................   $16.82       0.76          (0.47)        (0.76)        (0.25)
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......   $16.81       0.19           0.01         (0.19)         0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........   $16.28       0.79           0.82         (0.79)        (0.29)

FINANCIAL HIGHLIGHTS                                              TAX-FREE FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  -----------------------------------------             PORTFOLIO    NET ASSETS AT
                           VALUE PER  NET INVESTMENT           NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                               SHARE          INCOME      EXPENSES  EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------

OREGON TAX-FREE FUND
CLASS A
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $15.94          5.04%         0.77%        1.20%        7.41%      14%         $22,580
JULY 1, 1999 TO JUNE 30,
  2000...................    $15.22          5.02%         0.73%        1.21%       (0.45)%     51%         $21,424
JULY 1, 1998 TO JUNE 30,
  1999...................    $16.10          4.44%         0.67%        1.32%        1.57%      54%         $24,924
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......    $16.82          4.41%         0.67%        1.29%        1.16%      24%         $27,665
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $16.81          4.54%         0.62%        1.36%        9.81%      82%         $27,837
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......    $16.29          4.52%         0.60%        1.31%        1.65%      90%         $30,635
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....    $16.42          4.87%         0.85%        1.15%        5.03%      27%         $33,676
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(5)................    $16.38          5.01%         0.70%        1.01%        3.67%      57%         $50,077
CLASS B
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $9.76           4.29%         1.52%        1.94%        6.89%      14%         $11,226
JULY 1, 1999 TO JUNE 30,
  2000...................    $9.33           4.24%         1.51%        1.96%       (1.13)%     51%         $9,657
JULY 1, 1998 TO JUNE 30,
  1999...................    $9.86           3.59%         1.51%        2.14%        0.63%      54%         $10,095
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......    $10.31          3.48%         1.51%        2.10%        0.98%      24%         $5,956
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $10.30          3.56%         1.43%        2.39%        8.77%      82%         $3,762
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......    $10.00          3.23%         1.30%        2.15%        1.17%      90%         $  287
SEPTEMBER 6, 1996(6) TO
  SEPTEMBER 30, 1996.....    $10.07          1.83%         0.00%        0.00%        0.70%      27%         $    0
INSTITUTIONAL CLASS
JULY 1, 2000 TO
  DECEMBER 31, 2000
  (UNAUDITED)............    $15.93          5.20%         0.60%        0.89%        7.44%      14%         $3,108
JULY 1, 1999 TO JUNE 30,
  2000...................    $15.22          5.14%         0.61%        1.02%       (0.32)%     51%         $4,120
JULY 1, 1998 TO JUNE 30,
  1999...................    $16.10          4.49%         0.62%        1.32%        1.62%      54%         $5,903
APRIL 1, 1998 TO
  JUNE 30, 1998(3).......    $16.82          4.46%         0.62%        1.26%        1.18%      24%         $7,314
APRIL 1, 1997 TO
  MARCH 31, 1998.........    $16.81          4.72%         0.43%        1.27%       10.08%      82%         $7,635

TAX-FREE FUNDS                                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)   The Fund changed its fiscal year-end from March 31 to June 30.

(4)   The Fund changed its fiscal year-end from September 30 to March 31.

(5)   The Fund changed its fiscal year-end from May 31 to September 30.

(6)   Commencement of operations.

(7)   The Fund changed its fiscal year-end from December 31 to September 30.

(8)   The Fund changed its fiscal year-end from December 31 to June 30.

(9) This class of shares commenced operations as Class D and was renamed as Class C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 15, 1997.

(10)  The Fund changed its fiscal year-end from May 31 to June 30.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is comprised of 66 separate series as of the end of the reporting period. These financial statements present the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, National Tax-Free, Nebraska Tax-Free and Oregon Tax-Free Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.
   Concurrent with the establishment of the Trust, the Boards of Directors/Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective on the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the respective Funds of Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

    Stagecoach Fund                       Norwest Advantage Fund                 Wells Fargo Fund
    ARIZONA TAX-FREE FUND*                                             ARIZONA TAX-FREE FUND

    CALIFORNIA TAX-FREE INCOME FUND*                                   CALIFORNIA LIMITED TERM
                                                                       TAX-FREE FUND

    CALIFORNIA TAX-FREE BOND FUND*                                     CALIFORNIA TAX-FREE FUND

                                      COLORADO TAX-FREE FUND*          COLORADO TAX-FREE FUND

                                      MINNESOTA INTERMEDIATE TAX-FREE  MINNESOTA INTERMEDIATE TAX-FREE FUND
                                      FUND*

                                      MINNESOTA TAX-FREE FUND*         MINNESOTA TAX-FREE FUND

                                      LIMITED TERM TAX-FREE FUND*      NATIONAL LIMITED TERM TAX-FREE FUND

    NATIONAL TAX-FREE FUND            TAX-FREE INCOME FUND*            NATIONAL TAX-FREE FUND

    OREGON TAX-FREE FUND*                                              OREGON TAX-FREE FUND

   * ACCOUNTING SURVIVOR
   In the consolidation, the Wells Fargo National Tax-Free Fund acquired all of the net assets of the Stagecoach National Tax-Free Fund and Norwest Advantage
  Tax-Free Income Fund. The Stagecoach National Tax-Free Fund exchanged its 3,748,389 shares (valued at $49,053,774) for 5,010,601 shares of the Wells Fargo National Tax-Free Fund. The net assets of the Stagecoach National Tax-Free Fund included unrealized depreciation of $(4,130,301). On May 9, 2000, the Board of Trustees of the Trust and Board of Trustees of the Great Plains Funds approved an Agreement and Plan of Reorganization providing for the establishment of the Nebraska Tax-Free Fund. This fund became effective on September 11, 2000.
   The Arizona Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Tax-Free and Oregon Tax-Free Funds offer Class A, Class B, and Institutional Class shares. In addition, the California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Fund offers Class A and Institutional Class shares. The Minnesota Intermediate Tax-Free and National Limited Term Tax-Free Funds and Nebraska Tax-Free only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agent fees.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

TAX-FREE FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts and premiums are accreted or amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Dividend income is recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2000.

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
--------------------------------------------------------------------------------

   The following Funds had estimated net capital loss carryforwards at June 30, 2000, which are available to offset future net realized capital gains:

                                                            Capital Loss
    Fund                                      Year Expires  Carryforwards
    ARIZONA TAX-FREE FUND                           2008     $    35,527

    CALIFORNIA LIMITED TERM TAX-FREE FUND           2008         106,560

    CALIFORNIA TAX-FREE FUND                        2007         938,315

                                                    2008       3,432,951

    COLORADO TAX-FREE FUND                          2007         220,355

                                                    2008       2,006,901

    MINNESOTA INTERMEDIATE TAX-FREE FUND            2007         129,158

                                                    2008         203,509

    MINNESOTA TAX-FREE FUND                         2007         186,463

                                                    2008         719,612

    NATIONAL LIMITED TERM TAX-FREE FUND             2006          29,185

                                                    2007         210,768

                                                    2008         381,929

    NATIONAL TAX-FREE FUND                          2003         232,665

                                                    2007       5,435,134

                                                    2008      14,187,989

    NEBRASKA TAX-FREE FUND                          2007           1,036

                                                    2008          29,873

    OREGON TAX-FREE FUND                            2007         101,326

                                                    2008         412,570

   For tax purposes, the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and Nebraska Tax Free
  Funds have current year post October capital losses of $1,405,505, $1,298,633, $1,951,414, $1,011,806, and $14,037 respectively. These losses will be recognized for tax purposes on the first day of the succeeding year.

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management, for which WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.50% of Nebraska Tax-Free Fund's, and 0.40% of each other Fund's average daily net assets.
   Wells Fargo Funds Management, LLC ("Funds Management") is expected to assume investment advisory responsibilities for each of the Funds on or about
  March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds. Because Funds Management is not expected to assume the mutual fund advisory responsibilities of Wells Fargo Bank until on or about March 1, 2001, there will be a transition period whereby Wells Fargo Bank retains these responsibilities until Funds Management becomes operational. The advisory fee rates shown above will not change as a result of this transition.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Funds. WCM is entitled to receive from each of the funds except the Nebraska Tax-Free Fund, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million, and 0.10% of each Fund's average daily net assets in excess of $800 million. For the Nebraska Tax-Free Fund,

TAX-FREE FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  WCM is entitled to receive a monthly fee at the annual rate of 0.20% of the Fund's average daily net assets up to $400 million, 0.175% for the next $400 million, and 0.15% of the funds average daily net assets in excess of $800 million.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan ("Plan") for Class B and C shares of the relevant Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A or Institutional Class shares. The distribution fees paid on behalf of the Funds for the period ended
  December 31, 2000 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES
   During the reporting period, WFB provided administration services to the Funds pursuant to an agreement with the Trust whereby WFB was entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Funds Management, described above at Note 3, is expected to assume administration responsibilities from WFB on or about March 1, 2001, when it also assumes investment advisory responsibilities for the Funds from WFB. The administration fee rate will not change as a result of this transition.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing transfer agency services, BFDS is entitled to receive a per-account fee, plus transaction fees and reimbursement of certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust and Wells Fargo Variable Trust, and the Portfolios of Wells Fargo Core Trust. The transfer agency fees paid by the Funds for the year ended December 31, 2000 are disclosed on the Statememt of Operations. No fees were paid to WFB for sub-transfer agency services during the period.

7. SHAREHOLDER SERVICING FEES
   The Trust has also entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares for these services. No fee is currently charged for Institutional Class shares.
   The shareholder servicing fees paid on behalf of the Funds for the period ended December 31, 2000 were as follows:

    Fund                            Class A   Class B   Class C   Institutional Class
    ARIZONA TAX-FREE FUND           $  5,114  $  3,633      N/A                0

    CALIFORNIA LIMITED TERM
      TAX-FREE FUND                   40,926       N/A      N/A                0

    CALIFORNIA TAX-FREE FUND         477,866   151,030   23,211                0

    COLORADO TAX-FREE FUND            48,346     8,613      N/A                0

    MINNESOTA INTERMEDIATE
      TAX-FREE FUND                      N/A       N/A      N/A                0

    MINNESOTA TAX-FREE FUND           37,238    21,474      N/A                0

    NATIONAL LIMITED TERM TAX-FREE
      FUND                               N/A       N/A      N/A                0

    NATIONAL TAX-FREE FUND            81,005    23,701    8,058                0

    NEBRASKA TAX-FREE FUND               N/A       N/A      N/A                0

    OREGON TAX-FREE FUND              26,930    12,730      N/A                0

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
   The Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party, whereby WFB MN is responsible for providing custody services for the

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
--------------------------------------------------------------------------------

  Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended December 31, 2000, were waived by WFB.
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended December 31, 2000, were waived by WFB.

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the six months ended December 31, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost  Sales Proceeds
    ARIZONA TAX-FREE FUND                       $  3,377,848      $  2,071,300

    CALIFORNIA LIMITED TERM TAX-FREE FUND          3,601,040         6,386,561

    CALIFORNIA TAX-FREE FUND                     126,829,859       130,608,130

    COLORADO TAX-FREE FUND                         8,328,890        10,901,086

    MINNESOTA INTERMEDIATE TAX-FREE FUND          12,013,212        17,646,727

    MINNESOTA TAX-FREE FUND                        8,489,262         4,934,853

    NATIONAL LIMITED TERM TAX-FREE FUND           12,707,652        18,848,648

    NATIONAL TAX-FREE FUND                        12,974,588        31,463,858

    NEBRASKA TAX-FREE FUND                        15,535,304        14,091,737

    OREGON TAX-FREE FUND                           5,026,620         4,792,430

TAX-FREE FUNDS                                             LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DOT            --  DEPARTMENT OF TRANSPORTATION
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HEFA           --  HIGHER EDUCATION FACILITIES AUTHORITY
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
IDR            --  INDUSTRIAL DEVELOPMENT REVENUE
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, fax or e-mail to:

  Wells Fargo Funds
  P.O. Box 8266
  Boston, MA 02266-8266
  Fax: 1-415-977-9301
  E-mail: WFFUNDS@wellsfargo.com

  Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/ SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [WELLS FARGO FUNDS LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

 DATED MATERIAL
 PLEASE EXPEDITE

[RECYCLED LOGO]                                                   SAR 015 (2/01)